UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (99.17%)
Consumer Discretionary (17.20%)
Advance Auto Parts Inc.	3,065	$253,322
Amazon.com Inc. (a)	800	213,192
AutoZone Inc. (a)	500	198,385
Chipotle Mexican Grill Inc. (a)	500	162,935
Comcast Corp. Class A	18,700	785,587
Delphi Automotive PLC	6,700	297,480
Dollar General Corp. (a)	4,600	232,668
Dollar Tree Inc. (a)	2,600	125,918
Ford Motor Co.	17,900	235,385
GAP Inc., The	5,900	208,860
General Motors Co. (a)	15,000	417,300
Genuine Parts Co.	3,200	249,600
H&R Block Inc.	6,800	200,056
Hanesbrands Inc. (a)	4,500	205,020
Home Depot Inc., The	4,300	300,054
McDonald’s Corp.	2,600	259,194
PetSmart Inc.	1,500	93,150
Polaris Industries Inc.	2,400	221,976
PVH Corp.	1,800	192,258
Ross Stores Inc.	3,000	181,860
Sally Beauty Holdings Inc. (a)	8,200	240,916
Starbucks Corp.	3,700	210,752
Target Corp.	7,500	513,375
Tempur-Pedic International Inc. (a)	2,500	124,075
Time Warner Inc.	4,400	253,528
TJX Companies Inc.	6,000	280,500
Tractor Supply Co.	1,600	166,608
Ulta Salon, Cosmetics & Fragrance Inc. (a)	2,400	194,808
Viacom Inc. Class B	7,400	455,618
Walt Disney Co., The	8,000	454,400

		7,928,780

Consumer Staples (12.32%)
Brown-Forman Corp. Class B	4,200	299,880
Church & Dwight Co. Inc.	4,000	258,520
Coca-Cola Co., The	6,000	242,640
Colgate-Palmolive Co.	5,900	696,377
Costco Wholesale Corp.	2,500	265,275
CVS Caremark Corp.	8,800	483,912
General Mills Inc.	14,900	734,719
Herbalife Ltd.	3,000	112,350
Hershey Co., The	2,800	245,084
Kimberly-Clark Corp.	2,900	284,142
McCormick & Company Inc.	6,300	463,365
Monster Beverage Corp. (a)	3,500	167,090
PepsiCo Inc.	5,800	458,838
Procter & Gamble Co., The	2,800	215,768
Safeway Inc.	11,700	308,295
Wal-Mart Stores Inc.	2,900	217,007
Whole Foods Market Inc.	2,600	225,550

		5,678,812

Energy (8.80%)
Anadarko Petroleum Corp.	5,500	480,975
Cabot Oil & Gas Corp.	3,800	256,918

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Chevron Corp.	5,100	$605,982
ConocoPhillips	2,800	168,280
Denbury Resources Inc. (a)	12,800	238,720
Diamond Offshore Drilling Inc.	2,100	146,076
EQT Corp.	7,300	494,575
HollyFrontier Corp.	5,700	293,265
Marathon Oil Corp.	12,600	424,872
Marathon Petroleum Corp.	3,900	349,440
Occidental Petroleum Corp.	7,600	595,612

		4,054,715

Financials (13.41%)
ACE Ltd.	5,000	444,850
Allstate Corp., The	5,200	255,164
American International Group Inc. (a)	17,400	675,468
American Tower Corp.	2,700	207,684
Ameriprise Financial Inc.	3,500	257,775
Arch Capital Group Ltd. (a)	4,900	257,593
Bank of America Corp.	35,400	431,172
Capital One Financial Corp.	7,900	434,105
CIT Group Inc. (a)	9,600	417,408
Discover Financial Services	7,000	313,880
Hartford Financial Services Group Inc., The	18,000	464,400
JPMorgan Chase & Co.	9,000	427,140
MetLife Inc.	11,500	437,230
Moody’s Corp.	4,300	229,276
Wells Fargo & Co.	18,500	684,315
Weyerhaeuser Co.	7,700	241,626

		6,179,086

Health Care (13.56%)
Abbott Laboratories	17,000	600,440
AbbVie Inc.	3,700	150,886
Allergan Inc.	2,200	245,586
Amgen Inc.	2,600	266,526
Baxter International Inc.	6,400	464,896
Cardinal Health Inc.	9,500	395,390
Celgene Corp. (a)	2,700	312,957
Covidien PLC	7,000	474,880
DaVita HealthCare Partners Inc. (a)	2,300	272,757
HCA Holdings Inc.	8,100	329,103
Johnson & Johnson	8,500	693,005
McKesson Corp.	2,200	237,512
Novartis AG ADR	6,300	448,812
Pfizer Inc.	7,900	227,994
Regeneron Pharmaceuticals Inc. (a)	2,900	511,560
Teva Pharmaceutical Industries Ltd.
Sponsored ADR	11,100	440,448
United Therapeutics Corp. (a)	2,900	176,523

		6,249,275

Industrials (9.74%)
Boeing Co., The	7,400	635,290
Cintas Corp.	5,100	225,063

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSX Corp.	7,400	$182,262
Equifax Inc.	8,100	466,479
Fastenal Co.	3,900	200,265
General Dynamics Corp.	6,000	423,060
Honeywell International Inc.	6,200	467,170
Precision Castparts Corp.	1,200	227,544
Snap-on Inc.	2,700	223,290
Southwest Airlines Co.	22,700	305,996
Textron Inc.	11,500	342,815
Union Pacific Corp.	3,400	484,194
United Continental Holdings Inc. (a)	9,500	304,095

		4,487,523

Information Technology (16.28%)
Accenture PLC Class A	4,900	372,253
Alliance Data Systems Corp. (a)	2,300	372,347
Apple Inc.	1,400	619,682
Cisco Systems Inc.	10,900	227,919
EMC Corp. (a)	19,400	463,466
Equinix Inc. (a)	1,000	216,310
Google Inc. Class A (a)	350	277,910
International Business Machines Corp.	1,900	405,270
Intuit Inc.	4,500	295,425
LinkedIn Corp. Class A (a)	1,700	299,302
MasterCard Inc. Class A	400	216,452
Microsoft Corp.	23,100	660,891
NetSuite Inc. (a)	3,200	256,192
Oracle Corp.	23,400	756,756
Paychex Inc.	6,900	241,983
QUALCOMM Inc.	6,300	421,785
Rackspace Hosting Inc. (a)	3,300	166,584
Seagate Technology PLC	7,800	285,168
TE Connectivity Ltd.	1,100	46,123
Visa Inc. Class A	1,400	237,776
Western Digital Corp.	6,400	321,792
Western Union Co.	14,900	224,096
Xilinx Inc.	3,100	118,327

		7,503,809

Materials (5.27%)
CF Industries Holdings Inc.	1,000	190,370
Dow Chemical Co., The	13,500	429,840
LyondellBasell Industries NV Class A	3,800	240,502
Rock Tenn Co. Class A	2,500	231,975
Rockwood Holdings Inc.	4,300	281,392
Sherwin-Williams Co., The	3,000	506,670
Valspar Corp., The	4,300	267,675
Westlake Chemical Corp.	3,000	280,500

		2,428,924

Telecommunication Services (0.57%)
Verizon Communications Inc.	5,300	260,495

	Shares	Value
Common Stocks (Cont.)
Utilities (2.02%)
American Electric Power Company Inc.	9,700	$471,711
NextEra Energy Inc.	5,900	458,312

		930,023

Total Common Stocks
(cost $37,179,149)		45,701,442

Short-term Investments (1.03%)
JPMorgan U.S. Government Money Market Fund	476,735	476,735

Total Short-term Investments
(cost $476,735)		476,735

TOTAL INVESTMENTS (100.20%)
(cost $37,655,884)		46,178,177
LIABILITIES, NET OF OTHER ASSETS (-0.20%)		(93,519)

NET ASSETS (100.00%)		$46,084,658

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.78%)
Consumer Discretionary (16.18%)
AMC Networks Inc. Class A (a)	4,660	$294,419
Arctic Cat Inc. (a)	6,800	297,160
Brown Shoe Company Inc.	14,300	228,800
Cabela’s Inc. (a)	5,000	303,900
Conn’s Inc. (a)	12,300	441,570
Dillard’s Inc. Class A	4,320	339,336
Discovery Communications Inc. Class A (a)	3,850	303,149
Dunkin’ Brands Group Inc.	5,750	212,060
Expedia Inc.	4,380	262,844
Foot Locker Inc.	5,550	190,032
GNC Holdings Inc. Class A	4,670	183,438
Harman International Industries Inc.	1,890	84,351
Hovnanian Enterprises Inc. Class A (a)	74,000	426,980
LIN TV Corp. Class A (a)	24,800	272,552
Lions Gate Entertainment Corp. (a)	5,420	128,833
M/I Homes Inc. (a)	13,100	320,295
Macy’s Inc.	4,810	201,250
Men’s Wearhouse Inc., The	6,800	227,256
Meritage Homes Corp. (a)	5,900	276,474
Michael Kors Holdings Ltd. (a)	3,430	194,790
Mohawk Industries Inc. (a)	2,390	270,357
Nexstar Broadcasting Group Inc. Class A	17,300	311,400
Nordstrom Inc.	4,950	273,388
Penske Automotive Group Inc.	9,900	330,264
Pool Corp.	1,560	74,880
PulteGroup Inc. (a)	8,360	169,206
Ryland Group Inc., The	8,000	332,960
Sinclair Broadcast Group Inc. Class A	14,300	289,432
Sotheby’s	5,210	194,906
Standard Motor Products Inc.	9,600	266,112
Tractor Supply Co.	1,880	195,764
Ulta Salon, Cosmetics & Fragrance Inc. (a)	3,190	258,932
Under Armour Inc. Class A (a)	2,770	141,825

		8,298,915

Consumer Staples (4.12%)
Beam Inc.	2,710	172,193
Cal-Maine Foods Inc.	5,800	246,848
Church & Dwight Co. Inc.	3,500	226,205
Energizer Holdings Inc.	1,030	102,722
Flowers Foods Inc.	4,700	154,818
Hain Celestial Group Inc., The (a)	1,280	78,182
Nash Finch Co.	7,600	148,808
Nu Skin Enterprises Inc. Class A	3,430	151,606
Pantry Inc., The (a)	8,600	107,242
Safeway Inc.	7,390	194,726
Susser Holdings Corp. (a)	6,400	327,104
Weis Markets Inc.	5,000	203,501

		2,113,955

Energy (8.18%)
Bristow Group Inc.	4,400	290,136

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Cameron International Corp. (a)	2,270	$148,004
Cloud Peak Energy Inc. (a)	12,100	227,238
Continental Resources Inc. (a)	6,270	545,051
Ensco PLC Class A	2,330	139,800
Exterran Holdings Inc. (a)	10,700	288,900
Green Plains Renewable Energy Inc. (a)	14,900	170,456
Gulfport Energy Corp. (a)	4,510	206,693
Helix Energy Solutions Group Inc. (a)	13,500	308,880
Noble Energy Inc.	4,850	560,951
Oasis Petroleum Inc. (a)	6,170	234,892
Oceaneering International Inc.	3,900	258,999
Pioneer Energy Services Corp. (a)	19,900	164,175
Renewable Energy Group Inc. (a)	17,200	132,268
Swift Energy Co. (a)	3,100	45,911
Western Refining Inc.	11,300	400,133
Westmoreland Coal Co. (a)	6,400	72,704

		4,195,191

Financials (25.77%)
Affiliated Managers Group Inc. (a)	1,260	193,498
Agree Realty Corp.	4,800	144,480
American Campus Communities Inc.	1,080	48,967
Argo Group International Holdings Ltd.	4,900	202,762
Armour Residential REIT Inc.	28,100	183,493
BioMed Realty Trust Inc.	10,930	236,088
Brookline Bancorp Inc.	25,900	236,726
Brown & Brown Inc.	5,410	173,336
Calamos Asset Management Inc. Class A	6,700	78,859
CBRE Group Inc. (a)	5,840	147,460
Chubb Corp., The	1,380	120,791
CIT Group Inc. (a)	7,290	316,969
City Holding Co.	5,900	234,761
Community Bank System Inc.	8,400	248,892
DCT Industrial Trust Inc.	35,000	259,000
Dime Community Bancshares	14,300	205,348
Discover Financial Services	5,530	247,965
Education Realty Trust Inc.	18,900	199,017
First American Financial Corp.	11,300	288,941
First Industrial Realty Trust Inc.	16,400	280,932
First Republic Bank	4,610	178,038
Franklin Financial Corp.	4,100	74,825
Geo Group Inc., The	7,300	274,626
Gramercy Capital Corp. (a)	46,300	241,223
Heritage Financial Corp.	4,400	63,800
Homeowners Choice Inc.	8,900	242,525
Interactive Brokers Group Inc. Class A	10,000	149,100
IntercontinentalExchange Inc. (a)	1,140	185,900
Invesco Ltd.	11,880	344,045
iStar Financial Inc. (a)	24,300	264,627
Jones Lang LaSalle Inc.	3,620	359,864
LaSalle Hotel Properties	5,820	147,712
Merchants Bancshares Inc.	2,200	66,297
MPG Office Trust Inc. (a)	57,200	157,300

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
National Retail Properties Inc.	8,000	$289,360
Northwest Bancshares Inc.	23,300	295,677
Ocwen Financial Corp. (a)	10,410	394,747
OmniAmerican Bancorp Inc. (a)	3,100	78,368
One Liberty Properties Inc.	11,963	259,836
Oritani Financial Corp.	9,800	151,802
Piper Jaffray Companies Inc. (a)	6,100	209,230
Platinum Underwriters Holdings Ltd.	5,600	312,536
Primerica Inc.	9,100	298,298
ProAssurance Corp.	5,400	255,582
Raymond James Financial Inc.	9,010	415,361
Renasant Corp.	6,100	136,518
Retail Opportunity Investments Corp.	18,400	257,784
RLI Corp.	3,000	215,550
Rockville Financial Inc.	9,000	116,640
Sabra Health Care REIT Inc.	5,300	153,753
Selective Insurance Group Inc.	12,200	292,922
Stewart Information Services Corp.	5,200	132,444
Susquehanna Bancshares Inc.	21,600	268,488
Symetra Financial Corp.	21,300	285,633
T. Rowe Price Group Inc.	3,340	250,066
Taylor Capital Group Inc. (a)	12,300	196,677
Trustmark Corp.	10,700	267,607
United Fire Group Inc.	5,500	140,085
Universal Insurance Holdings Inc.	18,400	89,240
Weingarten Realty Investors	5,021	158,413
Weyerhaeuser Co.	9,510	298,424
Wintrust Financial Corp.	5,300	196,313

		13,215,521

Health Care (7.83%)
Actavis Inc. (a)	2,380	219,222
AMN Healthcare Services Inc. (a)	23,400	370,422
ARIAD Pharmaceuticals Inc. (a)	9,760	176,558
BioMarin Pharmaceutical Inc. (a)	2,560	159,386
Cambrex Corp. (a)	16,400	209,756
Catamaran Corp. (a)	2,610	138,408
Cooper Companies Inc., The	1,700	183,396
Cubist Pharmaceuticals Inc. (a)	2,670	125,009
DaVita HealthCare Partners Inc. (a)	1,240	147,052
Hologic Inc. (a)	5,320	120,232
Illumina Inc. (a)	4,740	255,960
Intuitive Surgical Inc. (a)	330	162,093
Maxygen Inc.	14,200	34,222
Medivation Inc. (a)	2,190	102,426
PDL BioPharma Inc.	30,900	225,879
PerkinElmer Inc.	5,020	168,873
Perrigo Co.	2,850	338,380
Salix Pharmaceuticals Ltd. (a)	2,820	144,328
Select Medical Holdings Corp.	20,300	182,700
Shire PLC ADR	1,460	133,386
Sirona Dental Systems Inc. (a)	2,230	164,418
Triple-S Management Corp. Class B (a)	5,300	92,326
Zoetis Inc. (a)	4,840	161,656

		4,016,088

	Shares	Value
Common Stocks (Cont.)
Industrials (18.53%)
Air Lease Corp.	3,350	$98,222
Alaska Air Group Inc. (a)	2,350	150,306
AMERCO	2,300	399,142
American Woodmark Corp. (a)	8,100	275,643
AMETEK Inc.	4,215	182,762
B/E Aerospace Inc. (a)	5,550	334,610
CBIZ Inc. (a)	14,900	95,062
Cenveo Inc. (a)	42,500	91,375
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	2,600	161,460
Consolidated Graphics Inc. (a)	7,000	273,700
Cummins Inc.	2,280	264,047
Delta Air Lines Inc. (a)	12,170	200,927
Eaton Corp. PLC	4,710	288,488
Fortune Brands Home & Security Inc. (a)	11,050	413,602
GenCorp Inc. (a)	24,300	323,190
H&E Equipment Services Inc.	12,900	263,160
Hawaiian Holdings Inc. (a)	38,100	219,456
Heartland Express Inc.	15,500	206,770
Hertz Global Holdings Inc. (a)	15,490	344,807
Kansas City Southern	2,710	300,539
NCI Building Systems Inc. (a)	15,000	260,550
Pacer International Inc. (a)	16,200	81,486
Pike Electric Corp.	9,100	129,493
Precision Castparts Corp.	1,205	228,492
Quanta Services Inc. (a)	13,600	388,688
Republic Airways Holdings Inc. (a)	33,100	381,974
Rockwell Automation Inc.	2,010	173,564
Saia Inc. (a)	11,100	401,487
Standex International Corp.	2,900	160,138
Stericycle Inc. (a)	1,170	124,231
Terex Corp. (a)	5,960	205,143
Triumph Group Inc.	6,370	500,045
United Rentals Inc. (a)	15,510	852,585
US Airways Group Inc. (a)	18,000	305,460
Valmont Industries Inc.	620	97,507
Verisk Analytics Inc. Class A (a)	1,970	121,411
Wabtec Corp.	1,970	201,155

		9,500,677

Information Technology (10.55%)
Akamai Technologies Inc. (a)	5,790	204,329
Amkor Technology Inc. (a)	35,200	140,800
Autodesk Inc. (a)	5,910	243,728
CACI International Inc. Class A (a)	3,500	202,545
Cadence Design Systems Inc. (a)	10,430	145,290
Citrix Systems Inc. (a)	2,380	171,741
CommVault Systems Inc. (a)	1,480	121,330
Equinix Inc. (a)	530	114,644
FleetCor Technologies Inc. (a)	2,240	171,741
Fortinet Inc. (a)	9,470	224,250
Insight Enterprises Inc. (a)	14,700	303,114
Intuit Inc.	3,090	202,858
IPG Photonics Corp.	1,900	126,179

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
j2 Global Inc.	7,500	$294,075
JDS Uniphase Corp. (a)	10,360	138,513
LinkedIn Corp. Class A (a)	1,610	283,457
LSI Corp. (a)	31,230	211,739
Maxim Integrated Products Inc.	11,240	366,986
NCR Corp. (a)	7,490	206,424
Red Hat Inc. (a)	2,660	134,490
Silicon Graphics International Corp. (a)	16,600	228,250
SolarWinds Inc. (a)	1,950	115,245
Symmetricom Inc. (a)	16,600	75,364
Teradata Corp. (a)	3,160	184,892
Trimble Navigation Ltd. (a)	9,360	280,426
Unisys Corp. (a)	11,600	263,900
Vantiv Inc. Class A (a)	6,660	158,108
WEX Inc. (a)	1,230	96,556

		5,410,974

Materials (4.82%)
Airgas Inc.	2,430	240,959
American Vanguard Corp.	15,600	476,424
Carpenter Technology Corp.	3,180	156,742
Ecolab Inc.	3,270	262,189
Landec Corp. (a)	20,600	298,082
Neenah Paper Inc.	7,900	243,004
P. H. Glatfelter Co.	12,100	282,898
Packaging Corporation of America	3,330	149,417
Rock Tenn Co. Class A	1,560	144,752
Valspar Corp., The	3,490	217,253

		2,471,720

Telecommunication Services (1.06%)
Crown Castle International Corp. (a)	2,400	167,136
SBA Communications Corp. Class A (a)	3,010	216,780
Vonage Holdings Corp. (a)	55,100	159,239

		543,155

Utilities (1.74%)
American States Water Co.	5,400	310,878
Aqua America Inc.	2,570	80,801
ITC Holdings Corp.	2,355	210,207
Otter Tail Corp.	9,300	289,602

		891,488

Total Common Stocks
(cost $41,634,454)		50,657,684

	Shares	Value
Registered Investment Companies (0.70%)
Financials (0.70%)
Fidus Investment Corp.	5,600	$107,240
Fifth Street Finance Corp.	22,900	252,358

Total Registered Investment Companies
(cost $331,729)		359,598

Short-term Investments (0.57%)
JPMorgan U.S. Government Money Market Fund	291,952	291,952

Total Short-term Investments
(cost $291,952)		291,952

TOTAL INVESTMENTS (100.05%)
(cost $42,258,135)		51,309,234
LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(23,948)

NET ASSETS (100.00%)		$51,285,286

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (95.95%)
Argentina (0.54%)
MercadoLibre Inc.	2,319	$223,923

Australia (0.86%)
BHP Billiton PLC	12,296	358,080

Austria (0.42%)
Erste Group Bank AG (b)	6,198	173,445

Belgium (2.62%)
Anheuser-Busch InBev NV	10,972	1,090,808

Brazil (1.75%)
BR Malls Participacoes SA	34,600	430,798
Itau Unibanco Holding SA ADR	16,884	300,535

		731,333

Canada (2.32%)
Canadian National Railway Co.	4,470	448,341
Canadian Pacific Railway Ltd.	976	127,341
Imax Corp. (b)	7,813	208,841
Potash Corporation of Saskatchewan Inc.	4,613	181,060

		965,583

China (2.05%)
Baidu Inc. Sponsored ADR (b)	2,392	209,778
China Mobile Ltd.	29,500	312,698
ENN Energy Holdings Ltd.	22,000	121,275
PetroChina Company Ltd. H	160,000	211,112

		854,863

Denmark (1.98%)
Novo Nordisk A/S Class B	5,119	825,091

France (11.26%)
Accor SA	5,759	200,293
Air Liquide SA	333	40,503
AXA SA	25,791	445,703
BNP Paribas SA	5,618	288,864
Compagnie de Saint-Gobain	3,971	147,457
DANONE SA	10,910	759,650
Essilor International SA	1,155	128,524
JC Decaux SA	6,292	172,606
Legrand SA	2,766	120,674
L’Oreal SA	2,285	362,523
Pernod Ricard SA	5,326	663,821
Sanofi	600	61,191
Schneider Electric SA	9,198	672,633
Unibail-Rodamco SE	2,711	631,425

		4,695,867

Germany (7.94%)
Adidas AG	4,043	420,268
Allianz SE Reg.	2,847	388,109
Bayerische Motoren Werke (BMW) AG	5,222	451,902

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Daimler AG Registered Shares	4,297	$234,347
Fresenius Medical Care AG & Co. KGaA	1,380	93,306
Fresenius SE & Co. KGaA	3,374	416,882
Kabel Deutschland Holding AG	4,670	431,149
Linde AG	2,402	447,439
SAP AG	5,289	425,377

		3,308,779

Hong Kong (2.85%)
AIA Group Ltd.	125,400	549,729
Cheung Kong Holdings Ltd.	21,000	311,099
CNOOC Ltd.	120,000	230,439
Hang Lung Properties Ltd.	26,000	97,508

		1,188,775

Ireland (1.34%)
Accenture PLC Class A	2,868	217,882
Seagate Technology PLC	9,282	339,350

		557,232

Japan (10.58%)
Canon Inc.	3,800	139,650
DeNA Co. Ltd.	12,500	340,831
Fanuc Corp.	5,200	800,646
Honda Motor Co. Ltd.	11,200	431,317
Japan Tobacco Inc.	13,900	444,626
Komatsu Ltd.	16,100	385,068
Marubeni Corp.	43,000	329,212
Mizuho Financial Group Inc.	192,300	412,638
Rakuten Inc.	41,300	422,382
SMC Corp.	1,300	252,444
Toyota Motor Corp.	8,800	453,779

		4,412,593

Malaysia (1.42%)
Genting Berhad	95,100	308,712
Sime Darby Berhad	94,700	283,413

		592,125

Netherlands (4.69%)
Heineken NV	2,753	207,649
LyondellBasell Industries NV Class A	8,690	549,990
Royal Dutch Shell PLC Class A	9,670	313,180
Yandex NV Class A (b)	19,030	439,976
Ziggo NV	12,642	444,814

		1,955,609

Norway (0.57%)
Seadrill Ltd.	6,565	239,251

Singapore (1.73%)
DBS Group Holdings Ltd.	17,230	223,005

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Global Logistic Properties Ltd.	102,000	$216,614
United Overseas Bank Ltd.	16,974	279,832

		719,451

South Africa (0.64%)
Naspers Ltd. N Shares	4,257	265,237

South Korea (0.81%)
Hyundai Motor Co.	1,668	337,177

Spain (0.55%)
Banco Bilbao Vizcaya Argentaria SA	26,048	227,448

Sweden (3.29%)
Atlas Copco AB Class A	19,900	566,225
Investor AB B Shares	8,600	248,769
Sandvik AB	18,989	292,919
Volvo AB B Shares	18,205	265,790

		1,373,703

Switzerland (12.56%)
ABB Ltd. Reg. (b)	14,246	323,408
Compagnie Financiere Richemont SA Class A	4,986	392,556
Dufry AG Reg. (b)	1,592	198,310
Holcim Ltd. Reg. (b)	3,990	318,705
Nestle SA Reg.	15,860	1,147,861
Novartis AG	5,235	373,108
Roche Holding AG	4,957	1,155,591
Swatch Group AG, The	563	328,228
Syngenta AG Reg.	984	411,763
UBS AG Reg. (b)	38,222	587,747

		5,237,277

Taiwan (1.30%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	31,611	543,393

United Kingdom (18.30%)
Anglo American PLC	9,240	238,606
ARM Holdings PLC	14,565	205,225
Barclays PLC	65,239	290,265
BG Group PLC	19,792	340,582
British American Tobacco PLC	9,569	513,114
British Sky Broadcasting Group PLC	42,760	574,734
CRH PLC	4,311	95,404
Diageo PLC	35,257	1,110,967
Imperial Tobacco Group PLC	7,093	248,079
InterContinental Hotels Group PLC	16,146	493,538
Lloyds Banking Group PLC (b)	264,682	197,219
Next PLC	3,627	240,964
Pearson PLC	9,919	178,474
Rolls-Royce Holdings PLC (b)	50,107	862,197
Shire PLC	17,068	519,796
Standard Chartered PLC	16,100	418,054
Telecity Group PLC	42,158	579,991

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tullow Oil PLC	16,760	$313,743
Xstrata PLC	12,713	206,963

		7,627,915

United States (3.58%)
Freeport-McMoRan Copper & Gold Inc.	10,247	339,176
Liberty Global Inc. Series C (b)	10,104	693,436
Perrigo Co.	3,874	459,960

		1,492,572

Total Common Stocks
(cost $34,106,967)		39,997,530

Preferred Stocks (a) (1.10%)
Brazil (1.10%)
Banco Bradesco SA Pfd.	24,274	410,102
Petroleo Brasileiro SA Pfd.	5,300	48,128

		458,230

Total Preferred Stocks
(cost $455,652)		458,230

Short-term Investments (3.59%)
State Street Institutional U.S. Government Money Market Fund	1,496,769	1,496,769

Total Short-term Investments
(cost $1,496,769)		1,496,769

TOTAL INVESTMENTS (100.64%)
(cost $36,059,388)		41,952,529
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.64%)		(265,601)

NET ASSETS (100.00%)		$41,686,928

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$10,461,990	24.94
British Pound	7,985,995	19.04
United States Dollar	6,652,410	15.86
Swiss Franc	5,237,277	12.48
Japanese Yen	4,412,593	10.52
Hong Kong Dollar	1,833,860	4.37
Swedish Krona	1,373,703	3.27
Brazilian Real	889,028	2.12
Danish Krone	825,091	1.97
Singapore Dollar	719,451	1.72
Malaysian Ringgit	592,125	1.41
South Korean Won	337,177	0.80
South African Rand	265,237	0.63
Norwegian Krone	239,251	0.57
Canadian Dollar	127,341	0.30

Total Investments	$41,952,529	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$7,438,250	17.84
Financials	7,128,908	17.10
Consumer Staples	6,549,098	15.71
Industrials	5,877,768	14.10
Health Care	4,033,449	9.68
Information Technology	3,665,376	8.79
Materials	3,187,689	7.65
Energy	1,696,435	4.07
Telecommunication Services	757,512	1.82
Utilities	121,275	0.29

Total Stocks	40,455,760	97.05
Short-term Investments	1,496,769	3.59
Liabilities, Net of Cash and Other Assets	(265,601)	(0.64)

Net Assets	$41,686,928	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	State Street Bank and Trust Company	04/02/2013	2,571	$(3,898)	$9	$—
British Pound	State Street Bank and Trust Company	04/04/2013	5,978	(9,072)	11	—
British Pound	State Street Bank and Trust Company	04/03/2013	14,514	(21,940)	114	—
Canadian Dollar	State Street Bank and Trust Company	04/03/2013	63,760	(62,766)	—	(3)
Canadian Dollar	State Street Bank and Trust Company	04/03/2013	64,958	(63,945)	—	(3)
Danish Krone	State Street Bank and Trust Company	04/03/2013	18,774	(3,240)	—	(13)
Euro	State Street Bank and Trust Company	04/03/2013	13,049	(16,671)	56	—
Euro	State Street Bank and Trust Company	04/02/2013	19,035	(24,317)	83	—
Euro	State Street Bank and Trust Company	04/04/2013	19,199	(24,619)	—	(8)
Euro	State Street Bank and Trust Company	04/03/2013	112,818	(144,193)	423	—
South African Rand	State Street Bank and Trust Company	04/04/2013	136,557	(14,769)	80	—
British Pound	State Street Bank and Trust Company	04/02/2013	(4,983)	7,528	—	(44)
British Pound	State Street Bank and Trust Company	04/03/2013	(3,634)	5,497	—	(25)
Japanese Yen	State Street Bank and Trust Company	04/02/2013	(2,581,316)	27,356	—	(66)
Japanese Yen	State Street Bank and Trust Company	04/01/2013	(689,991)	7,326	—	(4)
Japanese Yen	State Street Bank and Trust Company	04/01/2013	(298,986)	3,166	—	(10)

Total					$776	$(176)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (99.47%)
Consumer Discretionary (11.57%)
Abercrombie & Fitch Co. Class A	2,989	$138,092
Amazon.com Inc. (a)	13,731	3,659,174
Apollo Group Inc. Class A (a)	3,814	66,325
AutoNation Inc. (a)	1,451	63,481
AutoZone Inc. (a)	1,371	543,972
Bed Bath & Beyond Inc. (a)	8,516	548,601
Best Buy Company Inc.	9,954	220,481
BorgWarner Inc. (a)	4,341	335,733
Cablevision Systems Corp. Class A	8,036	120,219
CarMax Inc. (a)	8,579	357,744
Carnival Corp.	16,773	575,314
CBS Corp. Class B	22,087	1,031,242
Chipotle Mexican Grill Inc. (a)	1,170	381,268
Coach Inc.	10,561	527,944
Comcast Corp. Class A	99,656	4,186,549
Darden Restaurants Inc.	4,887	252,560
Delphi Automotive PLC	11,117	493,595
DIRECTV (a)	21,673	1,226,909
Discovery Communications Inc. Class A (a)	9,261	729,211
Dollar General Corp. (a)	11,417	577,472
Dollar Tree Inc. (a)	8,598	416,401
DR Horton Inc.	10,573	256,924
Expedia Inc.	3,496	209,795
Family Dollar Stores Inc.	3,609	213,111
Ford Motor Co.	148,099	1,947,502
Fossil Inc. (a)	2,030	196,098
GameStop Corp. Class A	4,618	129,165
Gannett Co. Inc.	8,790	192,237
GAP Inc., The	11,189	396,091
Garmin Ltd.	4,153	137,215
Genuine Parts Co.	5,848	456,144
Goodyear Tire & Rubber Co., The (a)	9,317	117,487
H&R Block Inc.	10,243	301,349
Harley-Davidson Inc.	8,573	456,941
Harman International Industries Inc.	2,593	115,726
Hasbro Inc.	4,329	190,216
Home Depot Inc., The	56,456	3,939,500
International Game Technology	10,064	166,056
Interpublic Group of Companies Inc., The	15,608	203,372
J.C. Penney Company Inc.	5,355	80,914
Johnson Controls Inc.	25,885	907,787
Kohl’s Corp.	7,985	368,348
L Brands Inc.	8,987	401,359
Leggett & Platt Inc.	5,329	180,014
Lennar Corp.	6,200	257,176
Lowe’s Companies Inc.	41,905	1,589,038
Macy’s Inc.	14,879	622,537
Marriott International Inc. Class A	9,184	387,840
Mattel Inc.	13,038	570,934
McDonald’s Corp.	37,864	3,774,662
Netflix Inc. (a)	2,117	400,981
Newell Rubbermaid Inc.	10,788	281,567
News Corp. Class A	75,497	2,304,168
NIKE Inc. Class B	27,379	1,615,635
Nordstrom Inc.	5,628	310,834

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	9,859	$580,695
O’Reilly Automotive Inc. (a)	4,200	430,710
PetSmart Inc.	4,044	251,132
Priceline.com Inc. (a)	1,884	1,296,060
PulteGroup Inc. (a)	12,798	259,032
PVH Corp.	2,938	313,808
Ralph Lauren Corp.	2,293	388,228
Ross Stores Inc.	8,371	507,450
Scripps Networks Interactive Class A	3,266	210,134
Staples Inc.	25,369	340,706
Starbucks Corp.	28,293	1,611,569
Starwood Hotels & Resorts Worldwide Inc.	7,350	468,416
Target Corp.	24,573	1,682,022
Tiffany & Co.	4,524	314,599
Time Warner Cable Inc.	11,155	1,071,549
Time Warner Inc.	35,291	2,033,467
TJX Companies Inc.	27,562	1,288,524
TripAdvisor Inc. (a)	4,170	219,008
Urban Outfitters Inc. (a)	4,086	158,292
VF Corp.	3,344	560,956
Viacom Inc. Class B	17,190	1,058,388
Walt Disney Co., The	68,171	3,872,113
Washington Post Co., The	172	76,884
Whirlpool Corp.	2,985	353,603
Wyndham Worldwide Corp.	5,155	332,394
Wynn Resorts Ltd.	3,026	378,734
Yum! Brands Inc.	17,006	1,223,414

		61,412,897

Consumer Staples (10.90%)
Altria Group Inc.	75,881	2,609,548
Archer-Daniels-Midland Co.	24,943	841,327
Avon Products Inc.	16,374	339,433
Beam Inc.	6,019	382,447
Brown-Forman Corp. Class B	5,688	406,123
Campbell Soup Co.	6,718	304,728
Clorox Co., The	4,952	438,401
Coca-Cola Co., The	144,712	5,852,153
Coca-Cola Enterprises Inc.	9,901	365,545
Colgate-Palmolive Co.	16,598	1,959,062
ConAgra Foods Inc.	15,627	559,603
Constellation Brands Inc. (a)	5,799	276,264
Costco Wholesale Corp.	16,449	1,745,403
CVS Caremark Corp.	46,483	2,556,100
Dean Foods Co. (a)	6,949	125,985
Dr. Pepper Snapple Group Inc.	7,683	360,717
Estee Lauder Companies Inc. Class A, The	9,036	578,575
General Mills Inc.	24,415	1,203,904
H.J. Heinz Co.	12,139	877,286
Hershey Co., The	5,689	497,958
Hormel Foods Corp.	5,079	209,864
J.M. Smucker Co., The	4,031	399,714
Kellogg Co.	9,429	607,510
Kimberly-Clark Corp.	14,633	1,433,741

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kraft Foods Group Inc.	22,397	$1,154,117
Kroger Co., The	19,576	648,749
Lorillard Inc.	14,317	577,691
McCormick & Company Inc.	5,024	369,515
Mead Johnson Nutrition Co. Class A	7,642	591,873
Molson Coors Brewing Co. Class B	5,910	289,176
Mondelez International Inc. Class A	67,146	2,055,339
Monster Beverage Corp. (a)	5,432	259,324
PepsiCo Inc.	58,221	4,605,863
Philip Morris International Inc.	62,215	5,767,953
Procter & Gamble Co., The	103,143	7,948,200
Reynolds American Inc.	12,158	540,909
Safeway Inc.	9,027	237,861
Sysco Corp.	22,126	778,171
Tyson Foods Inc.	10,631	263,861
Walgreen Co.	32,474	1,548,360
Wal-Mart Stores Inc.	63,156	4,725,963
Whole Foods Market Inc.	6,485	562,578

		57,856,894

Energy (10.86%)
Anadarko Petroleum Corp.	18,901	1,652,892
Apache Corp.	14,795	1,141,582
Baker Hughes Inc.	16,682	774,212
Cabot Oil & Gas Corp.	7,976	539,257
Cameron International Corp. (a)	9,364	610,533
Chesapeake Energy Corp.	19,720	402,485
Chevron Corp.	73,351	8,715,566
ConocoPhillips	46,103	2,770,790
CONSOL Energy Inc.	8,558	287,977
Denbury Resources Inc. (a)	14,087	262,723
Devon Energy Corp.	14,267	804,944
Diamond Offshore Drilling Inc.	2,644	183,917
Ensco PLC Class A	8,744	524,640
EOG Resources Inc.	10,261	1,314,126
EQT Corp.	5,701	386,243
Exxon Mobil Corp.	169,171	15,243,999
FMC Technologies Inc. (a)	8,949	486,736
Halliburton Co.	35,184	1,421,785
Helmerich & Payne Inc.	4,035	244,924
Hess Corp.	11,185	800,958
Kinder Morgan Inc.	23,804	920,739
Marathon Oil Corp.	26,737	901,572
Marathon Petroleum Corp.	12,511	1,120,986
Murphy Oil Corp.	6,835	435,595
Nabors Industries Ltd.	10,937	177,398
National-Oilwell Varco Inc.	16,144	1,142,188
Newfield Exploration Co. (a)	5,040	112,997
Noble Corp.	9,612	366,698
Noble Energy Inc.	6,781	784,290
Occidental Petroleum Corp.	30,412	2,383,388
Peabody Energy Corp.	10,287	217,570
Phillips 66	23,463	1,641,706
Pioneer Natural Resources Co.	4,998	621,002
QEP Resources Inc.	6,728	214,220
Range Resources Corp.	6,119	495,884

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Rowan Companies PLC Class A (a)	4,712	$166,616
Schlumberger Ltd.	50,153	3,755,958
Southwestern Energy Co. (a)	13,287	495,074
Spectra Energy Corp.	25,228	775,761
Tesoro Corp.	5,165	302,411
Valero Energy Corp.	20,836	947,830
Williams Companies Inc., The	25,734	963,996
WPX Energy Inc. (a)	7,518	120,436

		57,634,604

Financials (15.84%)
ACE Ltd.	12,790	1,137,926
Aflac Inc.	17,650	918,153
Allstate Corp., The	18,022	884,340
American Express Co.	36,283	2,447,651
American International Group Inc. (a)	55,744	2,163,982
American Tower Corp.	14,947	1,149,723
Ameriprise Financial Inc.	7,677	565,411
Aon PLC	11,760	723,240
Apartment Investment and Management Co.	5,538	169,795
Assurant Inc.	2,991	134,625
AvalonBay Communities Inc.	4,306	545,441
Bank of America Corp.	408,557	4,976,224
Bank of New York Mellon Corp.	43,986	1,231,168
BB&T Corp.	26,495	831,678
Berkshire Hathaway Inc. Class B (a)	68,869	7,176,150
BlackRock Inc.	4,749	1,219,923
Boston Properties Inc.	5,727	578,771
Capital One Financial Corp.	21,986	1,208,131
CBRE Group Inc. (a)	11,487	290,047
Charles Schwab Corp., The	41,559	735,179
Chubb Corp., The	9,860	863,046
Cincinnati Financial Corp.	5,562	262,471
Citigroup Inc.	114,739	5,076,053
CME Group Inc.	11,625	713,659
Comerica Inc.	7,027	252,621
Discover Financial Services	18,699	838,463
E*TRADE Financial Corp. (a)	9,863	105,633
Equity Residential	12,109	666,722
Fifth Third Bancorp	33,033	538,768
First Horizon National Corp.	9,308	99,409
Franklin Resources Inc.	5,229	788,585
Genworth Financial Inc. Class A (a)	18,429	184,290
Goldman Sachs Group Inc., The	16,520	2,430,918
Hartford Financial Services Group Inc., The	16,397	423,043
HCP Inc.	17,119	853,553
Healthcare Realty Trust Inc.	9,852	669,049
Host Hotels & Resorts Inc.	27,573	482,252
Hudson City Bancorp Inc.	18,062	156,056
Huntington Bancshares Inc.	31,461	232,497
IntercontinentalExchange Inc. (a)	2,755	449,258
Invesco Ltd.	16,715	484,066
JPMorgan Chase & Co.	144,519	6,858,872
KeyCorp	34,857	347,176

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kimco Realty Corp.	15,290	$342,496
Legg Mason Inc.	4,263	137,055
Leucadia National Corp.	11,037	302,745
Lincoln National Corp.	10,287	335,459
Loews Corp.	11,657	513,724
M&T Bank Corp.	4,626	477,218
Marsh & McLennan Companies Inc.	20,706	786,207
McGraw-Hill Companies Inc., The	10,603	552,204
MetLife Inc.	41,293	1,569,960
Moody’s Corp.	7,284	388,383
Morgan Stanley	51,798	1,138,520
NASDAQ OMX Group Inc., The	4,446	143,606
Northern Trust Corp.	8,215	448,210
NYSE Euronext	9,228	356,570
People’s United Financial Inc.	12,714	170,876
Plum Creek Timber Co. Inc.	6,171	322,126
PNC Financial Services Group Inc.	19,983	1,328,870
Principal Financial Group Inc.	10,389	353,538
Progressive Corp., The	21,068	532,388
ProLogis Inc.	17,478	698,770
Prudential Financial Inc.	17,558	1,035,746
Public Storage	5,463	832,124
Regions Financial Corp.	53,074	434,676
Simon Property Group Inc.	11,844	1,877,985
SLM Corp.	17,104	350,290
State Street Corp.	17,247	1,019,125
Suntrust Banks Inc.	20,283	584,353
T. Rowe Price Group Inc.	9,780	732,229
Torchmark Corp.	3,567	213,307
Travelers Companies Inc., The	14,268	1,201,223
Unum Group	10,251	289,591
US Bancorp	70,351	2,387,009
Ventas Inc.	11,020	806,664
Vornado Realty Trust	6,375	533,205
Wells Fargo & Co.	185,089	6,846,442
Weyerhaeuser Co.	20,590	646,108
XL Group PLC	11,128	337,171
Zions Bancorporation	7,021	175,468

		84,065,659

Health Care (12.47%)
Abbott Laboratories	59,299	2,094,441
AbbVie Inc.	59,684	2,433,914
Actavis Inc. (a)	4,838	445,628
Aetna Inc.	12,380	632,866
Agilent Technologies Inc.	13,085	549,177
Alexion Pharmaceuticals Inc. (a)	7,371	679,164
Allergan Inc.	11,622	1,297,364
AmerisourceBergen Corp.	8,685	446,843
Amgen Inc.	28,257	2,896,625
Baxter International Inc.	20,605	1,496,747
Becton, Dickinson and Co.	7,321	699,961
Biogen Idec Inc. (a)	8,935	1,723,651
Boston Scientific Corp. (a)	51,219	400,020
Bristol-Myers Squibb Co.	61,817	2,546,242
Cardinal Health Inc.	12,876	535,899

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
CareFusion Corp. (a)	8,361	$292,551
Celgene Corp. (a)	15,809	1,832,421
Cerner Corp. (a)	5,543	525,199
Cigna Corp.	10,761	671,164
Coventry Health Care Inc.	5,038	236,937
Covidien PLC	17,818	1,208,773
CR Bard Inc.	2,864	288,634
DaVita HealthCare Partners Inc. (a)	3,188	378,065
DENTSPLY International Inc.	5,353	227,074
Edwards Lifesciences Corp. (a)	4,288	352,302
Eli Lilly & Co.	37,689	2,140,358
Express Scripts Holding Co. (a)	30,905	1,781,673
Forest Laboratories Inc. (a)	8,890	338,176
Gilead Sciences Inc. (a)	57,483	2,812,643
Hospira Inc. (a)	6,234	204,662
Humana Inc.	5,989	413,900
Intuitive Surgical Inc. (a)	1,515	744,153
Johnson & Johnson	105,547	8,605,247
Laboratory Corp. of America Holdings (a)	3,534	318,767
Life Technologies Corp. (a)	6,502	420,224
McKesson Corp.	8,791	949,076
Medtronic Inc.	38,188	1,793,308
Merck & Co. Inc.	114,114	5,047,262
Mylan Inc. (a)	14,927	431,987
Patterson Companies Inc.	3,138	119,370
PerkinElmer Inc.	4,295	144,484
Perrigo Co.	3,344	397,033
Pfizer Inc.	271,438	7,833,701
Quest Diagnostics Inc.	6,007	339,095
St. Jude Medical Inc.	10,649	430,646
Stryker Corp.	10,952	714,508
Tenet Healthcare Corp. (a)	3,889	185,039
Thermo Fisher Scientific Inc.	13,494	1,032,156
UnitedHealth Group Inc.	38,700	2,214,027
Varian Medical Systems Inc. (a)	4,153	299,016
Waters Corp. (a)	3,233	303,611
WellPoint Inc.	11,508	762,175
Zimmer Holdings Inc.	6,391	480,733

		66,148,692

Industrials (10.05%)
3M Co.	23,960	2,547,188
ADT Corp., The	8,790	430,183
Avery Dennison Corp.	3,801	163,709
Boeing Co., The	25,697	2,206,087
Caterpillar Inc.	24,734	2,151,116
CH Robinson Worldwide Inc.	6,057	360,149
Cintas Corp.	3,974	175,373
CSX Corp.	38,532	949,043
Cummins Inc.	6,654	770,600
Danaher Corp.	21,901	1,361,147
Deere & Co.	14,686	1,262,702
Dover Corp.	6,592	480,425
Dun & Bradstreet Corp.	1,540	128,821
Eaton Corp. PLC	17,788	1,089,515

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Emerson Electric Co.	27,256	$1,522,793
Equifax Inc.	4,588	264,223
Expeditors International of Washington Inc.	7,735	276,217
Fastenal Co.	10,150	521,202
FedEx Corp.	11,043	1,084,423
Flowserve Corp.	1,815	304,394
Fluor Corp.	6,132	406,736
General Dynamics Corp.	12,565	885,958
General Electric Co.	392,610	9,077,143
Honeywell International Inc.	29,595	2,229,983
Illinois Tool Works Inc.	15,677	955,356
Ingersoll-Rand PLC	10,402	572,214
Iron Mountain Inc.	6,251	226,974
Jacobs Engineering Group Inc. (a)	4,923	276,870
Joy Global Inc.	4,031	239,925
L-3 Communications Holdings Inc.	3,391	274,400
Lockheed Martin Corp.	10,109	975,721
Masco Corp.	13,571	274,813
Norfolk Southern Corp.	11,896	916,944
Northrop Grumman Corp.	8,950	627,842
PACCAR Inc.	13,389	676,948
Pall Corp.	4,192	286,607
Parker Hannifin Corp.	5,641	516,603
Pentair Ltd. Reg.	7,778	410,290
Pitney Bowes Inc.	7,460	110,856
Precision Castparts Corp.	5,530	1,048,599
Quanta Services Inc. (a)	8,018	229,154
Raytheon Co.	12,280	721,941
Republic Services Inc.	11,233	370,689
Robert Half International Inc.	5,194	194,931
Rockwell Automation Inc.	5,296	457,310
Rockwell Collins Inc.	5,152	325,194
Roper Industries Inc.	3,745	476,776
Ryder System Inc.	1,902	113,644
Snap-on Inc.	2,218	183,429
Southwest Airlines Co.	27,643	372,628
Stanley Black & Decker Inc.	6,033	488,492
Stericycle Inc. (a)	3,241	344,129
Textron Inc.	10,244	305,374
Tyco International Ltd.	17,531	560,992
Union Pacific Corp.	17,706	2,521,511
United Parcel Service Inc. Class B	27,001	2,319,386
United Technologies Corp.	31,842	2,974,998
Waste Management Inc.	16,550	648,926
WW Grainger Inc.	2,261	508,680
Xylem Inc.	7,074	194,956

		53,353,232

Information Technology (17.92%)
Accenture PLC Class A	24,329	1,848,274
Adobe Systems Inc. (a)	18,834	819,467
Advanced Micro Devices Inc. (a)	22,035	56,189
Akamai Technologies Inc. (a)	6,738	237,784
Altera Corp.	12,135	430,428
Amphenol Corp. Class A	6,019	449,318

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Analog Devices Inc.	11,554	$537,145
Apple Inc.	35,458	15,694,775
Applied Materials Inc.	45,456	612,747
Autodesk Inc. (a)	8,488	350,045
Automatic Data Processing Inc.	18,352	1,193,247
BMC Software Inc. (a)	4,958	229,704
Broadcom Corp. Class A	19,766	685,287
CA Inc.	12,512	314,927
Cisco Systems Inc.	201,327	4,209,748
Citrix Systems Inc. (a)	7,029	507,213
Cognizant Technology Solutions Corp. Class A (a)	11,395	872,971
Computer Sciences Corp.	5,784	284,746
Corning Inc.	55,628	741,521
Dell Inc.	55,280	792,162
eBay Inc. (a)	44,059	2,388,879
Electronic Arts Inc. (a)	11,222	198,629
EMC Corp. (a)	79,497	1,899,183
F5 Networks Inc. (a)	2,940	261,895
Fidelity National Information Services Inc.	11,071	438,633
First Solar Inc. (a)	2,324	62,655
Fiserv Inc. (a)	5,068	445,122
FLIR Systems Inc.	5,464	142,119
Google Inc. Class A (a)	10,083	8,006,204
Harris Corp.	4,272	197,964
Hewlett-Packard Co.	73,719	1,757,461
Intel Corp.	186,740	4,080,269
International Business Machines Corp.	39,556	8,437,295
Intuit Inc.	10,551	692,673
Jabil Circuit Inc.	6,946	128,362
JDS Uniphase Corp. (a)	8,747	116,947
Juniper Networks Inc. (a)	19,390	359,491
KLA-Tencor Corp.	6,239	329,045
Lam Research Corp. (a)	6,124	253,901
Linear Technology Corp.	8,789	337,234
LSI Corp. (a)	20,817	141,139
MasterCard Inc. Class A	3,987	2,157,485
Microchip Technology Inc.	7,341	269,855
Micron Technology Inc. (a)	38,629	385,517
Microsoft Corp.	284,636	8,143,436
Molex Inc.	5,246	153,603
Motorola Solutions Inc.	10,416	666,936
NetApp Inc. (a)	13,622	465,328
NVIDIA Corp.	23,711	303,975
Oracle Corp.	139,425	4,509,004
Paychex Inc.	12,250	429,608
QUALCOMM Inc.	64,874	4,343,314
Red Hat Inc. (a)	7,345	371,363
SAIC Inc.	10,608	143,738
Salesforce.com Inc. (a)	5,087	909,708
SanDisk Corp. (a)	9,102	500,610
Seagate Technology PLC	12,052	440,621
Symantec Corp. (a)	25,915	639,582
TE Connectivity Ltd.	15,906	666,939
Teradata Corp. (a)	6,256	366,039

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradyne Inc. (a)	7,284	$118,146
Texas Instruments Inc.	41,707	1,479,764
Total System Services Inc.	5,986	148,333
VeriSign Inc. (a)	5,753	272,002
Visa Inc. Class A	19,471	3,306,955
Western Digital Corp.	8,136	409,078
Western Union Co.	21,457	322,713
Xerox Corp.	46,179	397,139
Xilinx Inc.	9,920	378,646
Yahoo! Inc. (a)	36,581	860,758

		95,102,993

Materials (3.41%)
Air Products & Chemicals Inc.	7,837	682,759
Airgas Inc.	2,577	255,535
Alcoa Inc.	40,175	342,291
Allegheny Technologies Inc.	4,060	128,743
Ball Corp.	5,637	268,208
Bemis Company Inc.	3,931	158,655
CF Industries Holdings Inc.	2,389	454,794
Cliffs Natural Resources Inc.	5,721	108,756
Dow Chemical Co., The	45,475	1,447,924
E.I. du Pont de Nemours & Co.	35,278	1,734,266
Eastman Chemical Co.	5,820	406,643
Ecolab Inc.	10,024	803,724
FMC Corp.	5,198	296,442
Freeport-McMoRan Copper & Gold Inc.	35,882	1,187,694
International Flavors & Fragrances Inc.	3,102	237,830
International Paper Co.	16,660	776,023
LyondellBasell Industries NV Class A	14,368	909,351
MeadWestvaco Corp.	6,612	240,016
Monsanto Co.	20,232	2,137,106
Mosaic Co., The	10,414	620,779
Newmont Mining Corp.	18,813	788,077
Nucor Corp.	11,957	551,816
Owens-Illinois Inc. (a)	6,278	167,309
PPG Industries Inc.	5,377	720,195
Praxair Inc.	11,184	1,247,463
Sealed Air Corp.	7,433	179,210
Sherwin-Williams Co., The	3,252	549,230
Sigma-Aldrich Corp.	4,546	353,133
United States Steel Corp.	5,483	106,918
Vulcan Materials Co.	4,900	253,332

		18,114,222

Telecommunication Services (2.96%)
AT&T Inc.	207,347	7,607,562
CenturyLink Inc.	23,642	830,543
Crown Castle International Corp. (a)	11,035	768,477
Frontier Communications Corp.	37,877	150,751
MetroPCS Communications Inc. (a)	12,031	131,138
Sprint Nextel Corp. (a)	113,944	707,592
Verizon Communications Inc.	107,924	5,304,465

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Corp.	22,228	$176,712

		15,677,240

Utilities (3.49%)
AES Corp., The	23,449	294,754
AGL Resources Inc.	4,452	186,761
Ameren Corp.	9,134	319,873
American Electric Power Company Inc.	18,371	893,382
CenterPoint Energy Inc.	16,091	385,540
CMS Energy Corp.	10,072	281,412
Consolidated Edison Inc.	11,024	672,795
Dominion Resources Inc.	21,761	1,266,055
DTE Energy Co.	6,534	446,534
Duke Energy Corp.	26,607	1,931,402
Edison International	12,264	617,124
Entergy Corp.	6,691	423,139
Exelon Corp.	32,311	1,114,083
FirstEnergy Corp.	15,742	664,312
Integrys Energy Group Inc.	2,996	174,247
NextEra Energy Inc.	16,005	1,243,268
NiSource Inc.	11,818	346,740
Northeast Utilities	11,818	513,610
NRG Energy Inc.	12,232	324,026
ONEOK Inc.	7,785	371,111
Pepco Holdings Inc.	8,760	187,464
PG&E Corp.	16,563	737,550
Pinnacle West Capital Corp.	4,169	241,343
PPL Corp.	22,061	690,730
Public Service Enterprise Group Inc.	19,163	658,057
SCANA Corp.	4,997	255,647
Sempra Energy	8,543	682,927
Southern Co.	32,790	1,538,507
TECO Energy Inc.	7,707	137,339
Wisconsin Energy Corp.	8,635	370,355
Xcel Energy Inc.	18,474	548,680

		18,518,767

Total Common Stocks
(cost $453,968,661)		527,885,200

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Short-term Investments (0.43%)
State Street Institutional U.S. Government Money Market Fund	2,310,162	$2,310,162

Total Short-term Investments
(cost $2,310,162)		2,310,162

TOTAL INVESTMENTS (99.90%)
(cost $456,278,823)		530,195,362
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.10%)		523,382

NET ASSETS (100.00%)		$530,718,744

(a)	Non-income producing security.

(b)	At March 31, 2013, cash in the amount of $177,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	40	June 2013	$3,065,303	$3,125,400	$60,097

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.42%)
Consumer Discretionary (13.52%)
1-800-FLOWERS.COM Inc. (a)	5,246	$26,073
Aeropostale Inc. (a)	15,594	212,078
AFC Enterprises Inc. (a)	4,677	169,915
American Axle & Manufacturing
Holdings Inc. (a)	12,857	175,498
American Greetings Corp. Class A	6,104	98,274
American Public Education Inc. (a)	3,439	119,987
America’s Car-Mart Inc. (a)	1,537	71,839
Ameristar Casinos Inc.	6,329	166,010
Ann Inc. (a)	9,369	271,888
Arbitron Inc.	5,081	238,146
Arctic Cat Inc. (a)	2,422	105,841
Asbury Automotive Group Inc. (a)	5,328	195,484
Ascent Capital Group LLC Class A (a)	2,725	202,849
Barnes & Noble Inc. (a)	5,508	90,607
Bassett Furniture Industries Inc.	2,136	34,091
Beasley Broadcast Group Inc. Class A	738	4,354
Beazer Homes USA Inc. (a)	4,788	75,842
bebe stores inc.	6,892	28,740
Belo Corp. Class A	17,977	176,714
Big 5 Sporting Goods Corp.	3,188	49,765
Biglari Holdings Inc. (a)	232	86,580
BJ’s Restaurants Inc. (a)	4,676	155,617
Black Diamond Inc. (a)	4,058	36,968
Bloomin’ Brands Inc. (a)	3,552	63,474
Blue Nile Inc. (a)	2,370	81,646
Bluegreen Corp. (a)	2,695	26,519
Blyth Inc.	2,036	35,345
Bob Evans Farms Inc.	5,603	238,800
Body Central Corp. (a)	3,180	29,892
Bon-Ton Stores Inc., The	2,381	30,953
Boyd Gaming Corp. (a)	10,610	87,745
Bravo Brio Restaurant Group Inc. (a)	3,810	60,312
Bridgepoint Education Inc. (a)	3,162	32,347
Bright Horizons Family Solutions Inc. (a)	2,208	74,608
Brown Shoe Company Inc.	8,212	131,392
Brunswick Corp.	17,141	586,565
Buckle Inc., The	5,333	248,784
Buffalo Wild Wings Inc. (a)	3,566	312,132
Cabela’s Inc. (a)	8,956	544,346
Caesars Entertainment Corp. (a)	7,043	111,702
CafePress Inc. (a)	898	5,397
Callaway Golf Co.	12,387	82,002
Capella Education Co. (a)	2,413	75,141
Career Education Corp. (a)	10,031	23,773
Carmike Cinemas Inc. (a)	3,449	62,496
Carriage Services Inc.	3,085	65,556
Carrols Restaurant Group Inc. (a)	2,999	15,565
Cato Corp. Class A	5,255	126,856
Cavco Industries Inc. (a)	1,347	64,077
CEC Entertainment Inc.	3,499	114,592
Central European Media Enterprises Ltd. Class A (a)	7,189	30,338
Cheesecake Factory Inc., The	10,366	400,231
Cherokee Inc.	1,671	22,893

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Children’s Place Retail Stores Inc., The (a)	4,667	$209,175
Churchill Downs Inc.	2,494	174,680
Chuy’s Holdings Inc. (a)	1,304	42,484
Citi Trends Inc. (a)	2,894	29,606
Coinstar Inc. (a)	5,376	314,066
Collectors Universe Inc.	1,036	12,194
Columbia Sportswear Co.	2,343	135,613
Conn’s Inc. (a)	3,267	117,285
Cooper Tire & Rubber Co.	11,981	307,432
Core-Mark Holding Co. Inc.	2,184	112,061
Corinthian Colleges Inc. (a)	15,222	31,966
Cracker Barrel Old Country Store Inc.	3,683	297,771
Crocs Inc. (a)	17,307	256,490
Crown Media Holdings Inc. (a)	6,403	13,126
CSS Industries Inc.	1,882	48,876
Culp Inc.	1,613	25,663
Cumulus Media Inc. Class A (a)	11,643	39,237
Daily Journal Corp. (a)	189	20,979
Dana Holding Corp.	28,314	504,839
Del Frisco’s Restaurant Group Inc. (a)	1,112	18,459
Delta Apparel Inc. (a)	1,315	21,658
Denny’s Corp. (a)	18,387	106,093
Destination Maternity Corp.	2,528	59,155
Destination XL Group Inc. (a)	7,927	40,348
Digital Generation Inc. (a)	5,386	34,632
DineEquity Inc.	2,925	201,211
Domino’s Pizza Inc.	11,123	572,167
Dorman Products Inc.	4,693	174,627
Drew Industries Inc.	3,714	134,855
E.W. Scripps Co Class A (a)	5,713	68,727
Education Management Corp. (a)	5,105	18,735
Einstein Noah Restaurant Group Inc.	1,217	18,048
Entercom Communications Corp. Class A (a)	4,788	35,623
Entravision Communications Corp. Class A	9,793	31,240
Ethan Allen Interiors Inc.	4,646	152,946
Exide Technologies (a)	15,049	40,632
Express Inc. (a)	17,156	305,548
Federal-Mogul Corp. (a)	3,527	21,268
Fiesta Restaurant Group Inc. (a)	3,071	81,596
Fifth & Pacific Companies Inc. (a)	22,942	433,145
Finish Line Inc. Class A, The	9,733	190,669
Fisher Communications Inc.	1,690	66,316
Five Below Inc. (a)	2,109	79,910
Flexsteel Industries Inc.	857	21,202
Francesca’s Holdings Corp. (a)	6,671	191,191
Fred’s Inc. Class A	7,026	96,116
Frisch’s Restaurants Inc.	617	11,069
Fuel Systems Solutions Inc. (a)	2,769	45,605
Geeknet Inc. (a)	932	13,766
Genesco Inc. (a)	4,678	281,101
Gentherm Inc. (a)	5,705	93,448
G-III Apparel Group Ltd. (a)	3,177	127,429
Global Sources Ltd. (a)	3,635	27,481

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gordmans Stores Inc. (a)	1,647	$19,286
Grand Canyon Education Inc. (a)	7,668	194,691
Group 1 Automotive Inc.	4,398	264,188
Harte-Hanks Inc.	8,465	65,942
Haverty Furniture Companies Inc.	3,706	76,195
Helen of Troy Ltd. (a)	6,073	232,960
hhgregg Inc. (a)	2,646	29,238
Hibbett Sports Inc. (a)	5,065	285,008
Hillenbrand Inc.	10,576	267,361
Hooker Furniture Corp.	2,028	32,326
Hot Topic Inc.	8,143	113,025
Hovnanian Enterprises Inc. Class A (a)	20,437	117,921
HSN Inc.	6,844	375,462
Iconix Brand Group Inc. (a)	12,427	321,486
Ignite Restaurant Group Inc. (a)	1,275	18,717
International Speedway Corp. Class A	5,296	173,073
Interval Leisure Group Inc.	7,429	161,506
iRobot Corp. (a)	5,260	134,972
Isle of Capri Casinos Inc. (a)	3,905	24,562
Jack in the Box Inc. (a)	8,481	293,358
JAKKS Pacific Inc.	4,307	45,180
Jamba Inc. (a)	15,585	44,417
Johnson Outdoors Inc. Class A (a)	1,092	26,033
Jones Group Inc., The	15,716	199,908
Jos. A. Bank Clothiers Inc. (a)	5,337	212,946
Journal Communications Inc. Class A (a)	7,717	51,858
K12 Inc. (a)	5,086	122,623
Kayak Software Corp. (a)	686	27,413
KB Home	15,012	326,811
Kirkland’s Inc. (a)	2,545	29,166
Krispy Kreme Doughnuts Inc. (a)	11,434	165,107
K-Swiss Inc. Class A (a)	5,166	24,487
La-Z-Boy Inc.	9,881	186,454
Leapfrog Enterprises Inc. (a)	9,646	82,570
Libbey Inc. (a)	3,905	75,484
Life Time Fitness Inc. (a)	8,216	351,480
LifeLock Inc. (a)	3,344	32,203
Lifetime Brands Inc.	1,868	21,314
LIN TV Corp. Class A (a)	5,821	63,973
Lincoln Educational Services Corp.	4,458	26,124
Lions Gate Entertainment Corp. (a)	15,264	362,825
Lithia Motors Inc. Class A	4,151	197,089
Live Nation Entertainment Inc. (a)	26,806	331,590
Luby’s Inc. (a)	3,754	28,080
Lumber Liquidators Holdings Inc. (a)	5,297	371,955
M.D.C. Holdings Inc.	7,361	269,781
M/I Homes Inc. (a)	4,610	112,714
Mac-Gray Corp.	2,361	30,221
Maidenform Brands Inc. (a)	4,544	79,656
Marcus Corp.	3,504	43,765
Marine Products Corp.	1,947	14,330
MarineMax Inc. (a)	3,886	52,811
Marriott Vacations Worldwide Corp. (a)	5,112	219,356
Martha Stewart Living Omnimedia Inc. (a)	5,063	13,366
Matthews International Corp.	5,436	189,662

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mattress Firm Holding Corp. (a)	2,086	$72,050
McClatchy Co. Class A, The (a)	11,283	32,721
MDC Partners Inc. Class A	4,916	79,492
Men’s Wearhouse Inc., The	9,792	327,249
Meredith Corp.	6,972	266,749
Meritage Homes Corp. (a)	5,881	275,584
Modine Manufacturing Co. (a)	9,062	82,464
Monarch Casino & Resort Inc. (a)	1,635	15,909
Monro Muffler Brake Inc.	5,932	235,560
Morgans Hotel Group Co. (a)	4,322	25,586
Movado Group Inc.	3,390	113,633
MTR Gaming Group Inc. (a)	4,358	14,381
Multimedia Games Holding Company Inc. (a)	5,255	109,672
NACCO Industries Inc. Class A	1,064	56,775
Nathan’s Famous Inc. (a)	479	20,238
National American University
Holdings Inc.	1,801	7,024
National CineMedia Inc.	10,744	169,540
New York & Co. Inc. (a)	5,088	20,810
New York Times Co. Class A, The (a)	26,136	256,133
Nexstar Broadcasting Group Inc. Class A	2,095	37,710
NutriSystem Inc.	5,373	45,563
Office Depot Inc. (a)	54,423	213,882
OfficeMax Inc.	16,603	192,761
Orbitz Worldwide Inc. (a)	4,308	24,599
Orchard Supply Hardware Stores Corp. Class A (a)	342	1,354
Orient-Express Hotels Ltd. Class A (a)	18,541	182,814
Outdoor Channel Holdings Inc.	2,913	25,984
Overstock.com Inc. (a)	2,300	28,336
Oxford Industries Inc.	2,703	143,529
Papa John’s International Inc. (a)	3,246	200,668
Penske Automotive Group Inc.	8,141	271,584
Pep Boys-Manny, Moe & Jack, The (a)	10,108	119,173
Perfumania Holdings Inc. (a)	946	5,449
Perry Ellis International Inc.	2,324	42,274
PetMed Express Inc.	3,876	51,997
Pier 1 Imports Inc.	18,650	428,950
Pinnacle Entertainment Inc. (a)	11,309	165,338
Pool Corp.	9,111	437,328
Premier Exhibitions Inc. (a)	4,829	12,845
Quiksilver Inc. (a)	24,914	151,228
R.G. Barry Corp.	1,689	22,616
RadioShack Corp.	19,436	65,305
ReachLocal Inc. (a)	1,912	28,604
Reading International Inc. Class A (a)	3,080	17,248
Red Lion Hotels Corp. (a)	2,646	18,813
Red Robin Gourmet Burgers Inc. (a)	2,812	128,227
Regis Corp.	11,037	200,763
Rent-A-Center Inc.	11,392	420,820
Rentrak Corp. (a)	1,794	39,432
Restoration Hardware Holdings Inc. (a)	1,029	36,015
Ruby Tuesday Inc. (a)	12,347	90,997
Rue21 Inc. (a)	2,954	86,818
Ruth’s Hospitality Group Inc. (a)	6,732	64,223

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	8,650	$360,013
Saga Communications Inc. Class A	892	41,264
Saks Inc. (a)	19,890	228,138
Salem Communications Corp. Class A	1,922	15,241
Scholastic Corp.	4,951	131,944
Scientific Games Corp. Class A (a)	9,888	86,520
Select Comfort Corp. (a)	10,864	214,781
SHFL entertainment Inc. (a)	10,487	173,770
Shiloh Industries Inc.	1,011	10,888
Shoe Carnival Inc.	2,693	55,045
Shutterfly Inc. (a)	6,853	302,697
Shutterstock Inc. (a)	966	43,451
Sinclair Broadcast Group Inc. Class A	9,694	196,207
Six Flags Entertainment Corp.	7,123	516,275
Skechers U.S.A. Inc. (a)	7,303	154,458
Skullcandy Inc. (a)	3,166	16,716
Smith & Wesson Holding Corp. (a)	12,517	112,653
Sonic Automotive Inc.	8,211	181,956
Sonic Corp. (a)	10,935	140,843
Sotheby’s	13,005	486,517
Spartan Motors Inc.	6,455	34,276
Speedway Motorsports Inc.	2,277	40,963
Stage Stores Inc.	5,855	151,527
Standard Motor Products Inc.	3,823	105,974
Standard Pacific Corp. (a)	22,316	192,810
Stein Mart Inc.	5,263	44,104
Steiner Leisure Ltd. (a)	2,906	140,534
Steinway Musical Instruments Inc. (a)	1,341	32,211
Steven Madden Ltd. (a)	7,531	324,887
Stewart Enterprises Inc.	14,319	133,024
Stoneridge Inc. (a)	5,507	42,018
Strayer Education Inc.	2,267	109,677
Sturm, Ruger & Company Inc.	3,671	186,230
Superior Industries International Inc.	4,395	82,099
Systemax Inc.	2,095	20,740
Tenneco Inc. (a)	11,634	457,333
Texas Roadhouse Inc. Class A	11,946	241,190
Tilly’s Inc. Class A (a)	1,793	22,807
Tower International Inc. (a)	1,123	15,722
Town Sports International Holdings Inc.	4,523	42,788
Tri Pointe Homes Inc. (a)	2,941	59,261
True Religion Apparel Inc.	4,917	128,383
Tuesday Morning Corp. (a)	8,089	62,771
Tumi Holdings Inc. (a)	4,126	86,398
Unifi Inc. (a)	2,758	52,678
Universal Electronics Inc. (a)	2,874	66,820
Universal Technical Institute Inc.	4,018	50,747
US Auto Parts Network Inc. (a)	2,888	3,466
Vail Resorts Inc.	6,911	430,694
Valassis Communications Inc.	7,630	227,908
Value Line Inc.	145	1,366
Vera Bradley Inc. (a)	3,894	92,015
Vitacost.com Inc. (a)	4,223	30,532
Vitamin Shoppe Inc. (a)	5,645	275,758
VOXX International Corp. (a)	3,512	37,614

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
West Marine Inc. (a)	2,888	$33,010
Wet Seal Inc. Class A (a)	17,361	52,430
Weyco Group Inc.	1,248	30,588
Winmark Corp.	429	27,023
Winnebago Industries Inc. (a)	5,587	115,316
WMS Industries Inc. (a)	10,606	267,377
Wolverine World Wide Inc.	9,341	414,460
World Wrestling Entertainment Inc.	5,230	46,129
Zagg Inc. (a)	5,006	36,444
Zumiez Inc. (a)	4,184	95,819

		35,522,342

Consumer Staples (3.48%)
Alico Inc.	653	30,201
Alliance One International Inc. (a)	16,463	64,041
Andersons Inc., The	3,553	190,157
Annie’s Inc. (a)	976	37,342
Arden Group Inc. Class A	217	21,937
B&G Foods Inc. Class A	10,102	308,010
Boston Beer Co. Inc. (a)	1,492	238,183
Boulder Brands Inc. (a)	11,387	102,255
Calavo Growers Inc.	2,271	65,359
Cal-Maine Foods Inc.	2,768	117,806
Casey’s General Stores Inc.	7,304	425,823
Central European Distribution Corp. (a)	13,046	4,370
Central Garden & Pet Co. (a)	7,458	61,305
Chefs’ Warehouse Inc., The (a)	2,152	39,747
Chiquita Brands International Inc. (a)	8,808	68,350
Coca-Cola Bottling Co. Consolidated	910	54,891
Craft Brew Alliance Inc. (a)	2,098	15,609
Darling International Inc. (a)	22,560	405,178
Diamond Foods Inc. (a)	4,326	72,936
Dole Food Company Inc. (a)	6,968	75,951
Elizabeth Arden Inc. (a)	4,839	194,770
Farmer Brothers Co. (a)	1,392	20,462
Female Health Co., The	3,747	27,128
Fresh Del Monte Produce Inc.	7,308	197,170
Griffin Land & Nurseries Inc.	530	15,926
Hain Celestial Group Inc., The (a)	7,076	432,202
Harbinger Group Inc. (a)	7,861	64,932
Harris Teeter Supermarkets Inc.	8,393	358,465
Ingles Markets Inc.	2,454	52,712
Inter Parfums Inc.	3,176	77,590
Inventure Foods Inc. (a)	2,514	19,559
J&J Snack Foods Corp.	2,830	217,599
John B. Sanfilippo & Son Inc.	1,525	30,470
Lancaster Colony Corp.	3,552	273,504
Lifeway Foods Inc.	853	11,857
Limoneira Co.	1,758	33,965
Medifast Inc. (a)	2,372	54,366
Nash Finch Co.	2,350	46,013
National Beverage Corp.	2,143	30,109
Natural Grocers by Vitamin Cottage Inc. (a)	1,341	30,240
Nature’s Sunshine Products Inc.	2,220	33,833
Nutraceutical International Corp.	1,722	29,877

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Oil-Dri Corporation of America	981	$26,713
Omega Protein Corp. (a)	3,637	39,098
Orchids Paper Products Co.	1,071	24,986
Pantry Inc., The (a)	4,483	55,903
Pilgrim’s Pride Corp. (a)	11,512	105,795
Post Holdings Inc. (a)	5,020	215,509
Prestige Brands Holdings Inc. (a)	9,644	247,754
PriceSmart Inc.	3,497	272,172
Revlon Inc. Class A (a)	2,125	47,515
Rite Aid Corp. (a)	127,220	241,718
Roundy’s Inc.	3,931	25,827
Sanderson Farms Inc.	4,404	240,546
Seaboard Corp.	58	162,399
Seneca Foods Corp. Class A (a)	1,590	52,502
Snyders-Lance Inc.	8,469	213,927
Spartan Stores Inc.	4,067	71,376
Spectrum Brands Holdings Inc.	4,390	248,430
Star Scientific Inc. (a)	28,490	47,293
SUPERVALU Inc.	40,680	205,027
Susser Holdings Corp. (a)	2,142	109,478
Synutra International Inc. (a)	3,452	16,224
Tootsie Roll Industries Inc.	4,666	139,560
TreeHouse Foods Inc. (a)	6,902	449,665
United Natural Foods Inc. (a)	9,370	461,004
Universal Corp.	4,466	250,275
USANA Health Sciences Inc. (a)	1,040	50,263
Vector Group Ltd.	10,715	172,726
Village Super Market Inc. Class A	1,640	55,252
WD-40 Co.	3,053	167,213
Weis Markets Inc.	2,081	84,696

		9,153,046

Energy (6.02%)
Abraxas Petroleum Corp. (a)	16,149	37,304
Adams Resources & Energy Inc.	409	20,859
Alon USA Energy Inc.	1,990	37,910
Amyris Inc. (a)	5,861	18,052
Apco Oil and Gas International Inc.	1,774	21,998
Approach Resources Inc. (a)	6,344	156,126
Arch Coal Inc.	40,596	220,436
Basic Energy Services Inc. (a)	5,901	80,667
Berry Petroleum Co.	10,043	464,890
Bill Barrett Corp. (a)	9,211	186,707
Bolt Technology Corp.	1,644	28,704
Bonanza Creek Energy Inc. (a)	1,892	73,164
BPZ Resources Inc. (a)	20,029	45,466
Bristow Group Inc.	6,854	451,953
C&J Energy Services Inc. (a)	8,531	195,360
Cal Dive International Inc. (a)	18,645	33,561
Callon Petroleum Co. (a)	7,740	28,638
Carrizo Oil & Gas Inc. (a)	7,577	195,259
Ceres Inc. (a)	1,149	3,999
Clayton Williams Energy Inc. (a)	1,141	49,896
Clean Energy Fuels Corp. (a)	12,639	164,307
Cloud Peak Energy Inc. (a)	11,690	219,538
Comstock Resources Inc. (a)	9,298	151,092

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Contango Oil & Gas Co.	2,430	$97,419
Crimson Exploration Inc. (a)	4,240	12,126
Crosstex Energy Inc.	7,800	150,228
CVR Energy Inc.	3,192	164,771
Dawson Geophysical Co. (a)	1,536	46,080
Delek US Holdings Inc.	3,267	128,916
Diamondback Energy Inc. (a)	2,738	73,488
Dril-Quip Inc. (a)	7,711	672,168
Emerald Oil Inc. (a)	3,152	22,190
Endeavour International Corp. (a)	9,049	26,695
Energy XXI (Bermuda) Ltd.	15,114	411,403
EPL Oil & Gas Inc. (a)	5,355	143,568
Evolution Petroleum Corp. (a)	3,186	32,338
Exterran Holdings Inc. (a)	12,423	335,421
Forbes Energy Services Ltd. (a)	2,712	9,980
Forest Oil Corp. (a)	22,700	119,402
Forum Energy Technologies Inc. (a)	4,524	130,110
Frontline Ltd. (a)	10,198	23,863
FX Energy Inc. (a)	10,091	33,906
GasLog Ltd.	4,580	58,899
Gastar Exploration Ltd. (a)	11,141	19,608
Geospace Technologies Corp. (a)	2,446	263,972
Gevo Inc. (a)	5,817	13,030
Global Geophysical Services Inc. (a)	3,849	9,430
Goodrich Petroleum Corp. (a)	4,964	77,687
Green Plains Renewable Energy Inc. (a)	4,867	55,678
Gulf Island Fabrication Inc.	2,765	58,231
GulfMark Offshore Inc. Class A	5,126	199,709
Gulfport Energy Corp. (a)	14,598	669,026
Halcon Resources Corp. (a)	21,486	167,376
Hallador Energy Co.	1,138	7,852
Harvest Natural Resources Inc. (a)	7,531	26,434
Heckmann Corp. (a)	26,966	115,684
Helix Energy Solutions Group Inc. (a)	20,259	463,526
Hercules Offshore Inc. (a)	30,355	225,234
Hornbeck Offshore Services Inc. (a)	6,765	314,302
ION Geophysical Corp. (a)	25,295	172,259
Isramco Inc. (a)	200	19,828
Key Energy Services Inc. (a)	29,034	234,595
KiOR Inc. Class A (a)	5,114	23,780
Knightsbridge Tankers Ltd.	4,799	39,352
Kodiak Oil & Gas Corp. (a)	50,574	459,718
Lufkin Industries Inc.	6,440	427,552
Magnum Hunter Resources Corp. (a)	28,429	114,000
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matador Resources Co. (a)	2,690	23,833
Matrix Service Co. (a)	5,023	74,843
McMoRan Exploration Co. (a)	19,450	318,008
Midstates Petroleum Company Inc. (a)	4,664	39,877
Miller Energy Resources Inc. (a)	5,918	21,956
Mitcham Industries Inc. (a)	2,452	41,488
Natural Gas Services Group (a)	2,365	45,550
Newpark Resources Inc. (a)	17,288	160,433
Nordic American Tankers Ltd.	10,184	117,625

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Northern Oil and Gas Inc. (a)	12,126	$174,372
Oasis Petroleum Inc. (a)	15,329	583,575
Panhandle Oil & Gas Inc.	1,330	38,104
Parker Drilling Co. (a)	22,571	96,604
PDC Energy Inc. (a)	5,737	284,383
Penn Virginia Corp.	10,605	42,844
Petroquest Energy Inc. (a)	10,977	48,738
PHI Inc. (a)	2,480	84,841
Pioneer Energy Services Corp. (a)	11,855	97,804
Quicksilver Resources Inc. (a)	22,878	51,476
Renewable Energy Group Inc. (a)	1,400	10,766
Rentech Inc.	42,853	100,705
Resolute Energy Corp. (a)	9,203	105,927
REX American Resources Corp. (a)	1,102	24,376
Rex Energy Corp. (a)	8,262	136,158
RigNet Inc. (a)	2,350	58,609
Rosetta Resources Inc. (a)	10,142	482,556
Sanchez Energy Corp. (a)	2,266	45,139
Saratoga Resources Inc. (a)	3,742	9,954
Scorpio Tankers Inc. (a)	20,717	184,796
SemGroup Corp. Class A (a)	8,023	414,950
Ship Finance International Ltd.	9,395	165,728
Solazyme Inc. (a)	6,388	49,890
Stone Energy Corp. (a)	9,472	206,016
Swift Energy Co. (a)	8,176	121,087
Synergy Resources Corp. (a)	7,420	50,901
Targa Resources Corp.	5,567	378,333
Teekay Tankers Ltd. Class A	12,371	35,257
Tesco Corp. (a)	5,885	78,800
TETRA Technologies Inc. (a)	14,892	152,792
TGC Industries Inc.	2,825	27,968
Triangle Petroleum Corp. (a)	8,395	55,407
Uranerz Energy Corp. (a)	12,345	15,678
Uranium Energy Corp. (a)	16,620	36,564
VAALCO Energy Inc. (a)	11,050	83,870
Vantage Drilling Co. (a)	37,403	65,455
W&T Offshore Inc.	6,611	93,876
Warren Resources Inc. (a)	13,830	44,394
Western Refining Inc.	11,009	389,829
Westmoreland Coal Co. (a)	2,200	24,992
Willbros Group Inc. (a)	7,406	72,727
ZaZa Energy Corp. (a)	4,781	8,649

		15,835,223

Financials (22.18%)
1st Source Corp.	2,905	68,848
1st United Bancorp Inc.	5,921	38,250
Acadia Realty Trust	10,106	280,644
Access National Corp.	1,374	22,534
AG Mortgage Investment Trust Inc.	5,057	128,802
Agree Realty Corp.	2,373	71,427
Alexander’s Inc.	408	134,514
Alterra Capital Holdings Ltd.	16,466	518,679
American Assets Trust Inc.	6,424	205,632
American Capital Mortgage Investment Corp.	11,128	287,659

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Equity Investment Life Holding Co.	11,997	$178,635
American National Bankshares Inc.	1,469	31,672
American Safety Insurance Holdings Ltd. (a)	1,681	41,958
Ameris Bancorp (a)	4,600	66,010
Amerisafe Inc.	3,475	123,502
Ames National Corp.	1,650	34,419
Amreit Inc. Class B	629	12,240
AmTrust Financial Services Inc.	5,164	178,933
Anworth Mortgage Asset Corp.	26,802	169,657
Apollo Commercial Real Estate Finance Inc.	5,621	98,873
Apollo Residential Mortgage Inc.	5,862	130,664
Ares Commercial Real Estate Corp.	1,503	25,431
Argo Group International
Holdings Ltd.	4,950	204,831
Arlington Asset Investment Corp. Class A	2,695	69,558
Armour Residential REIT Inc.	71,663	467,959
Arrow Financial Corp.	1,970	48,541
Artio Global Investors Inc.	6,265	17,041
Ashford Hospitality Trust Inc.	10,254	126,739
Asset Acceptance Capital Corp. (a)	2,940	19,816
Associated Estates Realty Corp.	9,645	179,783
ASTA Funding Inc.	2,060	19,776
Astoria Financial Corp.	16,731	164,968
AV Homes Inc. (a)	1,955	26,060
Baldwin & Lyons Inc.	1,753	41,704
BancFirst Corp.	1,224	51,041
Banco Latinoamericano de Comercio Exterior SA	5,462	135,130
Bancorp Inc., The (a)	6,078	84,180
BancorpSouth Inc.	18,148	295,812
Bank Mutual Corp.	8,954	49,516
Bank of Kentucky Financial Corp., The	1,145	31,407
Bank of Marin Bancorp	1,022	40,972
Bank of the Ozarks Inc.	5,613	248,937
BankFinancial Corp.	4,171	33,743
Banner Corp.	3,728	118,662
Bar Harbor Bankshares	742	27,120
BBCN Bancorp Inc.	14,917	194,816
Beneficial Mutual Bancorp Inc. (a)	6,273	64,612
Berkshire Bancorp Inc.	723	6,037
Berkshire Hills Bancorp Inc.	4,723	120,625
BGC Partners Inc. Class A	18,762	78,050
BofI Holding Inc. (a)	2,153	77,250
Boston Private Financial Holdings Inc.	14,983	148,032
Bridge Bancorp Inc.	1,675	36,029
Bridge Capital Holdings (a)	1,820	27,737
Brookline Bancorp Inc.	13,433	122,778
Bryn Mawr Bank Corp.	2,200	51,216
BSB Bancorp Inc. (a)	1,574	21,737
C&F Financial Corp.	613	25,102
Calamos Asset Management Inc.
Class A	3,720	43,784

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
California First National Bancorp	425	$7,348
Camden National Corp.	1,518	50,215
Campus Crest Communities Inc.	12,181	169,316
Cape Bancorp Inc.	2,200	20,152
Capital Bank Financial Corp. Class A (a)	1,714	29,412
Capital City Bank Group Inc. (a)	2,290	28,282
CapLease Inc.	14,403	91,747
Capstead Mortgage Corp.	19,077	244,567
Cardinal Financial Corp.	5,662	102,935
Cascade Bancorp (a)	1,276	8,626
Cash America International Inc.	5,634	295,616
Cathay General Bancorp	15,110	304,013
Cedar Realty Trust Inc.	11,843	72,361
Center Bancorp Inc.	2,388	29,683
Centerstate Banks Inc.	5,755	49,378
Central Pacific Financial Corp. (a)	4,184	65,689
Century Bancorp Inc. Class A	681	23,093
Charter Financial Corp.	1,219	15,591
Chatham Lodging Trust	3,176	55,929
Chemical Financial Corp.	5,279	139,260
Chesapeake Lodging Trust	9,180	210,589
CIFC Corp. (a)	1,412	11,621
Citizens & Northern Corp.	2,438	47,541
Citizens Inc. (a)	7,623	63,957
Citizens Republic Bancorp Inc. (a)	7,681	173,207
City Holding Co.	2,872	114,277
Clifton Savings Bancorp Inc.	1,641	20,447
CNB Financial Corp.	2,504	42,693
CNO Financial Group Inc.	38,589	441,844
CoBiz Financial Inc.	6,667	53,869
Cohen & Steers Inc.	3,545	127,868
Colonial Properties Trust	16,911	382,358
Colony Financial Inc.	12,486	277,189
Columbia Banking System Inc.	7,607	167,202
Community Bank System Inc.	7,597	225,099
Community Trust Bancorp Inc.	2,689	91,507
ConnectOne Bancorp Inc. (a)	233	7,281
Consolidated-Tomoka Land Co.	845	33,166
Coresite Realty Corp.	3,946	138,031
Cousins Properties Inc.	17,638	188,550
Cowen Group Inc. Class A (a)	16,896	47,647
Crawford & Co. Class B	4,898	37,176
Credit Acceptance Corp. (a)	1,409	172,095
Crescent Financial Bancshares Inc. (a)	430	1,694
CreXus Investment Corp.	13,057	170,002
CubeSmart	25,481	402,600
CVB Financial Corp.	16,948	191,004
CyrusOne Inc.	3,524	80,488
CYS Investments Inc.	33,837	397,246
DCT Industrial Trust Inc.	51,896	384,030
DFC Global Corp. (a)	8,504	141,507
Diamond Hill Investment Group	530	41,239
DiamondRock Hospitality Co.	36,104	336,128
Dime Community Bancshares	6,003	86,203
Donegal Group Inc.	1,462	22,325

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Doral Financial Corp. (a)	25,294	$17,825
Duff & Phelps Corp. Class A	5,979	92,734
DuPont Fabros Technology Inc.	11,795	286,265
Dynex Capital Inc.	10,634	113,571
Eagle Bancorp Inc. (a)	3,630	79,461
Eastern Insurance Holdings Inc.	1,298	24,350
EastGroup Properties Inc.	5,646	328,597
Education Realty Trust Inc.	21,942	231,049
eHealth Inc. (a)	3,952	70,662
EMC Insurance Group Inc.	864	22,749
Employers Holdings Inc.	6,172	144,733
Encore Capital Group Inc. (a)	3,978	119,738
Enstar Group Ltd. (a)	1,620	201,350
Enterprise Bancorp Inc.	1,167	19,781
Enterprise Financial Services Corp.	3,468	49,731
EPR Properties	9,017	469,335
Equity One Inc.	10,665	255,640
ESB Financial Corp.	2,052	28,092
ESSA Bancorp Inc.	1,847	20,021
EverBank Financial Corp.	4,263	65,650
Evercore Partners Inc. Class A	5,504	228,966
Excel Trust Inc.	8,564	116,899
EZCORP Inc. Class A (a)	9,174	195,406
F.N.B. Corp.	26,825	324,582
Farmers National Banc Corp.	3,619	22,836
FBL Financial Group Inc.	1,833	71,230
FBR & Co. (a)	1,818	34,415
Federal Agricultural Mortgage Corp. Class C	1,948	59,979
FelCor Lodging Trust Inc. (a)	23,929	142,378
Fidelity Southern Corp. (a)	1,784	20,516
Financial Engines Inc.	8,891	322,032
Financial Institutions Inc.	2,676	53,413
First American Financial Corp.	20,412	521,935
First Bancorp (North Carolina)	3,202	43,195
First BanCorp (Puerto Rico) (a)	13,388	83,407
First Bancorp Inc.	1,755	31,608
First Busey Corp.	14,644	66,923
First California Financial Group Inc. (a)	4,367	37,207
First Cash Financial Services Inc. (a)	5,495	320,578
First Commonwealth Financial Corp.	19,161	142,941
First Community Bancshares Inc.	3,409	54,033
First Connecticut Bancorp Inc.	3,499	51,540
First Defiance Financial Corp.	1,878	43,795
First Federal Bancshares of Arkansas Inc. (a)	565	5,650
First Financial Bancorp	11,243	180,450
First Financial Bankshares Inc.	6,062	294,613
First Financial Corp. Indiana	2,194	69,089
First Financial Holdings Inc.	3,157	66,171
First Financial Northwest Inc. (a)	3,136	24,492
First Industrial Realty Trust Inc.	20,462	350,514
First Interstate BancSystem Inc.	3,149	59,233
First Marblehead Corp., The (a)	12,100	12,221
First Merchants Corp.	5,462	84,497
First Midwest Bancorp Inc.	14,351	190,581

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First of Long Island Corp., The	1,532	$45,424
First PacTrust Bancorp Inc.	2,078	23,689
First Potomac Realty Trust	9,940	147,410
FirstMerit Corp.	21,003	347,180
Flushing Financial Corp.	5,911	100,132
FNB United Corp. (a)	1,876	18,310
Forestar Group Inc. (a)	6,642	145,194
Fortegra Financial Corp. (a)	1,451	12,711
Fox Chase Bancorp	2,444	41,279
Franklin Financial Corp.	2,627	47,943
Franklin Street Properties Corp.	13,972	204,271
FXCM Inc. Class A	4,637	63,434
Gain Capital Holdings Inc.	2,789	12,439
GAMCO Investors Inc.	1,231	65,378
Geo Group Inc., The	13,626	512,610
German American Bancorp Inc.	2,428	55,868
Getty Realty Corp.	4,931	99,656
GFI Group Inc.	13,626	45,511
Glacier Bancorp Inc.	13,821	262,323
Gladstone Commercial Corp.	2,123	41,335
Glimcher Realty Trust	26,836	311,298
Global Indemnity PLC (a)	1,940	45,008
Government Properties Income Trust	8,320	214,074
Gramercy Capital Corp. (a)	8,702	45,337
Great Southern Bancorp Inc.	2,006	48,926
Green Dot Corp. Class A (a)	4,688	78,336
Greenhill & Co. Inc.	5,590	298,394
Greenlight Capital Re Ltd. Class A (a)	5,380	131,541
Guaranty Bancorp (a)	14,093	29,595
Gyrodyne Company of America Inc.	228	16,760
Hallmark Financial Services Inc. (a)	2,731	24,579
Hancock Holding Co.	14,640	452,669
Hanmi Financial Corp. (a)	6,029	96,464
Health Insurance Innovations Inc. Class A (a)	718	10,835
Healthcare Realty Trust Inc.	16,827	477,719
Heartland Financial USA Inc.	2,843	71,843
Heritage Commerce Corp. (a)	3,946	26,557
Heritage Financial Corp.	3,081	44,674
Heritage Financial Group Inc.	1,607	23,269
Heritage Oaks Bancorp (a)	3,662	20,873
Hersha Hospitality Trust	33,028	192,884
HFF Inc. Class A	6,263	124,822
Highwoods Properties Inc.	14,968	592,284
Hilltop Holdings Inc. (a)	7,595	102,457
Hingham Institution for Savings	239	16,658
Home Bancorp Inc. (a)	1,273	23,691
Home Bancshares Inc.	4,227	159,231
Home Federal Bancorp Inc.	2,751	35,213
Home Loan Servicing Solutions Ltd.	10,241	238,923
Homeowners Choice Inc.	1,650	44,962
HomeStreet Inc. (a)	1,722	38,469
HomeTrust Bancshares Inc. (a)	4,012	63,390
Horace Mann Educators Corp.	7,601	158,481
Horizon Bancorp	1,246	25,182
Horizon Technology Finance Corp.	1,455	21,258

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Hudson Pacific Properties Inc.	8,093	$176,023
Hudson Valley Holding Corp.	3,048	45,446
IBERIABANK Corp.	5,654	282,813
ICG Group Inc. (a)	7,113	88,770
Independence Holding Co.	1,542	15,698
Independent Bank Corp.	4,312	140,528
Infinity Property & Casualty Corp.	2,262	127,124
Inland Real Estate Corp.	14,820	149,534
International Bancshares Corp.	10,215	212,472
INTL FCStone Inc. (a)	2,693	46,885
Invesco Mortgage Capital	25,704	549,809
Investment Technology Group Inc. (a)	7,417	81,884
Investors Bancorp Inc.	8,425	158,222
Investors Real Estate Trust	17,498	172,705
Investors Title Co.	242	16,715
iStar Financial Inc. (a)	16,310	177,616
JAVELIN Mortgage Investment Corp.	1,311	25,761
JMP Group Inc.	3,106	21,462
Kansas City Life Insurance Co.	804	31,461
Kearny Financial Corp.	2,931	29,896
Kennedy-Wilson Holdings Inc.	9,320	144,553
Kite Realty Group Trust	12,298	82,889
Knight Capital Group Inc. Class A (a)	35,000	130,200
Ladenburg Thalmann Financial Services Inc. (a)	20,324	33,738
Lakeland Bancorp Inc.	5,627	55,426
Lakeland Financial Corp.	3,132	83,593
LaSalle Hotel Properties	18,332	465,266
Lexington Realty Trust	29,023	342,471
LTC Properties Inc.	5,888	239,818
Maiden Holdings Ltd.	9,616	101,833
MainSource Financial Group Inc.	3,863	54,237
Manning & Napier Inc.	2,586	42,772
MarketAxess Holdings Inc.	7,006	261,324
Marlin Business Services Corp.	1,580	36,640
MB Financial Inc.	10,491	253,567
Meadowbrook Insurance Group Inc.	9,610	67,750
Medical Properties Trust Inc.	28,562	458,134
Mercantile Bank Corp.	1,643	27,455
Merchants Bancshares Inc.	1,049	31,612
Meridian Interstate Bancorp Inc. (a)	1,570	29,438
Metro Bancorp Inc. (a)	2,736	45,253
MetroCorp Bancshares Inc. (a)	3,033	30,603
MGIC Investment Corp. (a)	60,255	298,262
MicroFinancial Inc.	1,562	13,168
Middleburg Financial Corp.	969	18,808
MidSouth Bancorp Inc.	1,642	26,699
MidWestOne Financial Group Inc.	1,347	32,072
Monmouth Real Estate Investment Corp. Class A	7,955	88,698
Montpelier Re Holdings Ltd.	9,148	238,305
NASB Financial Inc. (a)	831	17,493
National Bank Holdings Corp. Class A	1,320	24,156
National Bankshares Inc.	1,394	48,692
National Financial Partners Corp. (a)	7,793	174,797
National Health Investors Inc.	4,743	310,429
National Interstate Corp.	1,192	35,736

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Penn Bancshares Inc.	23,707	$253,428
National Western Life Insurance Co.	416	73,216
Nationstar Mortgage Holdings Inc. (a)	3,705	136,714
Navigators Group Inc., The (a)	1,901	111,684
NBT Bancorp Inc.	8,380	185,617
Nelnet Inc. Class A	4,589	155,108
Netspend Holdings Inc. (a)	5,513	87,602
New York Mortgage Trust Inc.	9,504	71,660
NewStar Financial Inc. (a)	5,098	67,447
Nicholas Financial Inc.	1,897	27,886
Northfield Bancorp Inc.	3,856	43,804
Northrim BanCorp Inc.	1,205	27,076
NorthStar Realty Finance Corp.	37,075	351,471
Northwest Bancshares Inc.	18,731	237,696
OceanFirst Financial Corp.	2,796	40,318
Ocwen Financial Corp. (a)	20,646	782,896
Old National Bancorp	19,454	267,492
Omega Healthcare Investors Inc.	21,616	656,262
OmniAmerican Bancorp Inc. (a)	2,228	56,324
One Liberty Properties Inc.	2,319	50,369
OneBeacon Insurance Group Ltd. Class A	4,272	57,757
Oppenheimer Holdings Inc. Class A	2,030	39,524
Oriental Financial Group Inc.	8,757	135,821
Oritani Financial Corp.	8,735	135,305
Pacific Continental Corp.	3,584	40,033
Pacific Mercantile Bancorp (a)	1,982	11,595
PacWest Bancorp	5,828	169,653
Park National Corp.	2,183	152,352
Park Sterling Corp. (a)	8,343	47,055
Parkway Properties Inc.	4,947	91,767
Peapack-Gladstone Financial Corp.	1,647	24,557
Pebblebrook Hotel Trust	11,687	301,408
Penns Woods Bancorp Inc.	739	30,277
Pennsylvania Real Estate Investment Trust	10,800	209,412
PennyMac Mortgage Investment Trust	11,454	296,544
Peoples Bancorp Inc.	2,112	47,288
Peoples Federal Bancshares Inc.	1,110	21,201
PHH Corp. (a)	10,875	238,815
Phoenix Companies Inc., The (a)	1,150	35,386
PICO Holdings Inc. (a)	4,344	96,437
Pinnacle Financial Partners Inc. (a)	6,673	155,881
Piper Jaffray Companies Inc. (a)	2,937	100,739
Platinum Underwriters Holdings Ltd.	6,284	350,710
Portfolio Recovery Associates Inc. (a)	3,285	416,932
Potlatch Corp.	7,795	357,479
Preferred Bank (a)	2,241	35,363
Primerica Inc.	8,540	279,941
PrivateBancorp Inc.	12,247	231,591
Prosperity Bancshares Inc.	9,124	432,386
Provident Financial Holdings Inc.	1,894	32,217
Provident Financial Services Inc.	11,501	175,620
Provident New York Bancorp	7,582	68,769
PS Business Parks Inc.	3,570	281,744
Pzena Investment Management Inc. Class A	1,958	12,727

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Radian Group Inc.	33,132	$354,844
RAIT Financial Trust	11,582	92,309
Ramco-Gershenson Properties Trust	11,261	189,185
Redwood Trust Inc.	15,230	353,031
Regional Management Corp. (a)	925	18,685
Renasant Corp.	4,824	107,961
Republic Bancorp Inc. Class A	1,945	44,035
Resource America Inc. Class A	2,181	21,723
Resource Capital Corp.	20,329	134,375
Retail Opportunity Investments Corp.	10,871	152,303
RLI Corp.	4,067	292,214
RLJ Lodging Trust	23,297	530,240
Rockville Financial Inc.	5,451	70,645
Roma Financial Corp.	1,366	21,938
Rouse Properties Inc.	4,282	77,504
Ryman Hospitality Properties Inc.	6,276	287,127
S&T Bancorp Inc.	5,529	102,508
Sabra Health Care REIT Inc.	7,180	208,292
Safeguard Scientifics Inc. (a)	4,056	64,085
Safety Insurance Group Inc.	2,455	120,663
Sandy Spring Bancorp Inc.	4,621	92,882
Saul Centers Inc.	1,492	65,260
SCBT Financial Corp.	3,206	161,582
Seacoast Banking Corporation of Florida (a)	14,735	30,796
Select Income REIT	2,214	58,560
Selective Insurance Group Inc.	10,526	252,729
SI Financial Group Inc.	1,982	23,962
Sierra Bancorp	2,418	31,797
Silver Bay Realty Trust Corp.	9,003	186,362
Simmons First National Corp.	3,267	82,720
Simplicity Bancorp Inc.	1,679	25,235
Southside Bancshares Inc.	3,327	69,900
Southwest Bancorp Inc. (a)	3,828	48,080
Sovran Self Storage Inc.	5,799	373,978
Spirit Realty Capital Inc.	6,446	122,474
STAG Industrial Inc.	6,883	146,401
Starwood Property Trust Inc.	26,098	724,480
State Auto Financial Corp.	2,850	49,647
State Bank Financial Corp.	6,064	99,268
StellarOne Corp.	4,467	72,142
Sterling Bancorp NY	6,133	62,311
Sterling Financial Corp.	5,116	110,966
Stewart Information Services Corp.	3,787	96,455
Stifel Financial Corp. (a)	11,737	406,922
Strategic Hotels & Resorts Inc. (a)	34,760	290,246
Suffolk Bancorp (a)	1,923	27,384
Summit Hotel Properties Inc.	10,839	113,484
Sun Bancorp Inc. (a)	7,731	26,363
Sun Communities Inc.	6,813	336,085
Sunstone Hotel Investors Inc. (a)	30,951	381,007
Susquehanna Bancshares Inc.	36,034	447,903
SWS Group Inc. (a)	5,507	33,317
SY Bancorp Inc.	2,398	53,955
Symetra Financial Corp.	14,812	198,629
Taylor Capital Group Inc. (a)	3,195	51,088

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Tejon Ranch Co. (a)	2,562	$76,296
Terreno Realty Corp.	3,398	61,096
Territorial Bancorp Inc.	2,179	51,817
Texas Capital Bancshares Inc. (a)	7,715	312,072
Thomas Properties Group Inc.	6,130	31,447
Tompkins Financial Corp.	2,117	89,507
Tower Group International Ltd.	7,515	138,652
TowneBank	5,157	77,200
Tree.com Inc.	1,141	21,097
Trico Bancshares	3,127	53,472
Trustco Bank Corp. NY	17,958	100,206
Trustmark Corp.	12,595	315,001
Two Harbors Investment Corp.	68,602	865,071
UMB Financial Corp.	6,183	303,400
UMH Properties Inc.	2,662	27,339
Umpqua Holdings Corp.	21,461	284,573
Union First Market Bankshares Corp.	3,881	75,912
United Bankshares Inc.	7,972	212,135
United Community Banks Inc. (a)	8,086	91,695
United Financial Bancorp Inc.	3,908	59,402
United Fire Group Inc.	3,871	98,594
Universal Health Realty Income Trust	2,311	133,368
Universal Insurance Holdings Inc.	3,540	17,169
Univest Corp. of Pennsylvania	3,319	57,817
Urstadt Biddle Properties Inc.	4,799	104,426
ViewPoint Financial Group Inc.	6,457	129,850
Virginia Commerce Bancorp (a)	5,237	73,580
Virtus Investment Partners Inc. (a)	1,165	217,016
Walker & Dunlop Inc. (a)	2,248	40,397
Walter Investment Management Corp. (a)	6,873	256,019
Washington Banking Co.	2,986	41,625
Washington Real Estate Investment Trust	12,796	356,241
Washington Trust Bancorp Inc.	2,771	75,870
Waterstone Financial Inc. (a)	1,455	12,033
Webster Financial Corp.	13,848	335,952
WesBanco Inc.	4,860	116,397
West Bancorporation	3,097	34,377
West Coast Bancorp	3,704	89,933
Westamerica Bancorporation	5,360	242,969
Western Alliance Bancorp (a)	14,075	194,798
Western Asset Mortgage Capital Corp.	3,576	83,106
Westfield Financial Inc.	4,151	32,295
Westwood Holdings Group Inc.	1,303	57,892
WhiteHorse Finance Inc.	1,132	17,920
Whitestone REIT Class B	2,645	40,045
Wilshire Bancorp Inc. (a)	11,811	80,079
Winthrop Realty Trust	5,587	70,284
Wintrust Financial Corp.	6,965	257,984
WisdomTree Investments Inc. (a)	11,188	116,355
World Acceptance Corp. (a)	1,885	161,865
WSFS Financial Corp.	1,467	71,355

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ZAIS Financial Corp. (a)	936	$19,310
Zillow Inc. (a)	676	36,953

		58,284,757

Health Care (12.01%)
Abaxis Inc.	4,163	196,993
Abiomed Inc. (a)	6,452	120,459
Acadia Healthcare Company Inc. (a)	5,189	152,505
Accretive Health Inc. (a)	10,767	109,393
Accuray Inc. (a)	13,938	64,672
Achillion Pharmaceuticals Inc. (a)	13,816	120,752
Acorda Therapeutics Inc. (a)	7,684	246,119
Acura Pharmaceuticals Inc. (a)	2,223	4,735
Aegerion Pharmaceuticals Inc. (a)	5,379	216,989
Affymax Inc. (a)	6,983	9,706
Affymetrix Inc. (a)	13,755	64,924
Agenus Inc. (a)	4,826	18,773
Air Methods Corp.	7,390	356,494
Akorn Inc. (a)	10,981	151,867
Align Technology Inc. (a)	13,790	462,103
Alkermes PLC (a)	23,484	556,806
Allos Therapeutics Inc. Contingent Value Rights (a) (b)	15,127	0
Almost Family Inc.	1,584	32,361
Alnylam Pharmaceuticals Inc. (a)	10,549	257,079
Alphatec Holdings Inc. (a)	10,345	21,828
AMAG Pharmaceuticals Inc. (a)	4,078	97,260
Amedisys Inc. (a)	5,707	63,462
Amicus Therapeutics Inc. (a)	5,829	18,478
AMN Healthcare Services Inc. (a)	8,546	135,283
Ampio Pharmaceuticals Inc. (a)	4,917	22,471
Amsurg Corp. (a)	6,034	202,984
Anacor Pharmaceuticals Inc. (a)	3,086	19,936
Analogic Corp.	2,351	185,776
Angiodynamics Inc. (a)	4,644	53,081
Anika Therapeutics Inc. (a)	2,283	33,149
Antares Pharma Inc. (a)	20,860	74,679
Arena Pharmaceuticals Inc. (a)	41,681	342,201
ArQule Inc. (a)	11,602	30,049
Array Biopharma Inc. (a)	22,398	110,198
ArthroCare Corp. (a)	5,305	184,402
Assisted Living Concepts Inc. Class A	3,735	44,409
Astex Pharmaceuticals Inc. (a)	17,998	80,271
athenahealth Inc. (a)	6,878	667,441
AtriCure Inc. (a)	3,275	25,938
Atrion Corp.	306	58,749
Auxilium Pharmaceuticals Inc. (a)	9,260	160,013
AVANIR Pharmaceuticals Inc. Class A (a)	25,850	70,829
Aveo Pharmaceuticals Inc. (a)	8,684	63,827
BG Medicine Inc. (a)	3,130	5,822
BioCryst Pharmaceuticals Inc. (a)	9,574	11,393

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioDelivery Sciences International Inc. (a)	5,259	$22,140
Bio-Reference Laboratories Inc. (a)	4,736	123,041
BioScrip Inc. (a)	8,408	106,866
BioSpecifics Technologies Corp. (a)	938	15,993
BioTime Inc. (a)	6,473	24,727
Cadence Pharmaceuticals Inc. (a)	11,678	78,126
Cambrex Corp. (a)	5,721	73,172
Cantel Medical Corp.	4,074	122,464
Capital Senior Living Corp. (a)	5,407	142,907
Cardiovascular Systems Inc. (a)	3,469	71,045
Celldex Therapeutics Inc. (a)	15,381	178,112
Cempra Inc. (a)	823	5,555
Centene Corp. (a)	9,874	434,851
Cepheid Inc. (a)	12,584	482,848
Cerus Corp. (a)	11,999	53,036
Chemed Corp.	3,697	295,686
ChemoCentryx Inc. (a)	1,006	13,903
Chindex International Inc. (a)	2,284	31,382
Clovis Oncology Inc. (a)	2,597	74,456
Codexis Inc. (a)	4,890	11,687
Computer Programs & Systems Inc.	2,114	114,389
Conceptus Inc. (a)	6,026	145,528
Conmed Corp.	5,455	185,797
Corcept Therapeutics Inc. (a)	9,255	18,510
Cornerstone Therapeutics Inc. (a)	1,538	10,874
Coronado Biosciences Inc. (a)	3,660	35,575
Corvel Corp. (a)	1,186	58,695
Cross Country Healthcare Inc. (a)	4,868	25,849
CryoLife Inc.	5,156	30,988
Cubist Pharmaceuticals Inc. (a)	12,150	568,863
Cumberland Pharmaceuticals Inc. (a)	2,185	10,881
Curis Inc. (a)	15,491	50,810
Cyberonics Inc. (a)	5,290	247,625
Cynosure Inc. Class A (a)	2,366	61,918
Cytori Therapeutics Inc. (a)	11,722	29,422
Dendreon Corp. (a)	29,743	140,684
DepoMed Inc. (a)	10,573	62,064
Derma Sciences Inc. (a)	2,262	27,325
Dexcom Inc. (a)	13,113	219,249
Discovery Laboratories Inc. (a)	8,390	19,213
Durata Therapeutics Inc. (a)	1,696	15,264
Dyax Corp. (a)	18,948	82,613
Dynavax Technologies Corp. (a)	34,707	77,050
Emergent Biosolutions Inc. (a)	5,049	70,585
Emeritus Corp. (a)	5,882	163,461
Endocyte Inc. (a)	5,793	72,123
Endologix Inc. (a)	10,613	171,400
Ensign Group Inc., The	3,321	110,921
EnteroMedics Inc. (a)	6,790	6,790
Enzon Pharmaceuticals Inc.	7,361	27,972
Exact Sciences Corp. (a)	12,198	119,540
Exactech Inc. (a)	1,714	35,463
ExamWorks Group Inc. (a)	5,585	96,732
Exelixis Inc. (a)	35,423	163,654
Five Star Quality Care Inc. (a)	8,264	55,286

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Fluidigm Corp. (a)	4,632	$85,738
Furiex Pharmaceuticals Inc. (a)	1,411	52,884
Genomic Health Inc. (a)	3,106	87,838
Gentiva Health Services Inc. (a)	5,799	62,745
Geron Corp. (a)	25,579	27,370
Globus Medical Inc. Class A (a)	1,917	28,142
Greatbatch Inc. (a)	4,527	135,221
Greenway Medical Technologies Inc. (a)	1,490	23,691
GTx Inc. (a)	5,128	21,281
Haemonetics Corp. (a)	9,735	405,560
Halozyme Therapeutics Inc. (a)	17,156	98,990
Hanger Inc. (a)	6,526	205,765
Hansen Medical Inc. (a)	10,976	22,062
Harvard Bioscience Inc. (a)	4,555	25,736
Healthsouth Corp. (a)	18,322	483,151
HealthStream Inc. (a)	3,729	85,543
Healthways Inc. (a)	6,466	79,208
HeartWare International Inc. (a)	3,113	275,283
Hi-Tech Pharmacal Co. Inc.	2,044	67,677
HMS Holdings Corp. (a)	16,488	447,649
Horizon Pharma Inc. (a)	7,246	19,637
Hyperion Therapeutics Inc. (a)	775	20,010
ICU Medical Inc. (a)	2,396	141,244
Idenix Pharmaceuticals Inc. (a)	17,108	60,904
ImmunoCellular Therapeutics Ltd. (a)	10,019	27,452
ImmunoGen Inc. (a)	16,004	257,024
Immunomedics Inc. (a)	13,733	33,097
Impax Laboratories Inc. (a)	12,835	198,172
Infinity Pharmaceuticals Inc. (a)	5,707	276,618
Insulet Corp. (a)	9,951	257,333
Integra LifeSciences Holdings Corp. (a)	3,739	145,858
Intercept Pharmaceuticals Inc. (a)	899	33,623
InterMune Inc. (a)	15,734	142,393
Invacare Corp.	6,050	78,952
IPC The Hospitalist Co. (a)	3,190	141,891
Ironwood Pharmaceuticals Inc. (a)	14,396	263,303
Isis Pharmaceuticals Inc. (a)	19,215	325,502
Jazz Pharmaceuticals PLC (a)	7,970	445,603
KaloBios Pharmaceuticals Inc. (a)	1,518	9,108
Keryx Biopharmaceuticals Inc. (a)	15,454	108,796
Kindred Healthcare Inc. (a)	10,088	106,227
KYTHERA Biopharmaceuticals Inc. (a)	962	23,434
Landauer Inc.	1,814	102,273
Lannett Company Inc. (a)	3,038	30,714
Lexicon Pharmaceuticals Inc. (a)	40,865	89,086
LHC Group Inc. (a)	2,838	60,989
Ligand Pharmaceuticals Inc. Class B (a)	3,336	88,904
LipoScience Inc. (a)	1,015	10,668
Luminex Corp. (a)	8,038	132,788
Magellan Health Services Inc. (a)	5,242	249,362
MAKO Surgical Corp. (a)	7,541	84,082
MannKind Corp. (a)	25,493	86,421
Masimo Corp.	9,561	187,587
Maxygen Inc.	5,555	13,388

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MedAssets Inc. (a)	11,230	$216,178
Medicines Co., The (a)	10,577	353,483
Medidata Solutions Inc. (a)	4,462	258,707
Merge Healthcare Inc. (a)	11,578	33,460
Meridian Bioscience Inc.	7,953	181,487
Merit Medical Systems Inc. (a)	8,034	98,497
Merrimack Pharmaceuticals Inc. (a)	2,856	17,422
Molina Healthcare Inc. (a)	5,747	177,410
Momenta Pharmaceuticals Inc. (a)	9,053	120,767
MWI Veterinary Supply Inc. (a)	2,436	322,185
National Healthcare Corp.	2,002	91,531
National Research Corp.	482	27,975
Natus Medical Inc. (a)	5,674	76,259
Navidea Biopharmaceuticals Inc. (a)	20,335	55,108
Nektar Therapeutics (a)	21,962	241,582
Neogen Corp. (a)	4,515	223,809
Neurocrine Biosciences Inc. (a)	12,711	154,312
NewLink Genetics Corp. (a)	2,912	35,730
Novavax Inc. (a)	24,843	56,642
NPS Pharmaceuticals Inc. (a)	16,520	168,339
NuVasive Inc. (a)	8,318	177,257
NxStage Medical Inc. (a)	9,917	111,864
Obagi Medical Products Inc. (a)	3,378	66,716
Omeros Corp. (a)	4,924	20,287
Omnicell Inc. (a)	6,432	121,436
OncoGenex Pharmaceutical Inc. (a)	2,802	31,747
Oncothyreon Inc. (a)	11,198	23,292
Opko Health Inc. (a)	20,496	156,384
Optimer Pharmaceuticals Inc. (a)	9,011	107,231
OraSure Technologies Inc. (a)	10,551	56,975
Orexigen Therapeutics Inc. (a)	15,660	97,875
Orthofix International NV (a)	3,605	129,311
Osiris Therapeutics Inc. (a)	3,117	32,417
Owens & Minor Inc.	12,179	396,548
Pacific Biosciences of California Inc. (a)	6,702	16,688
Pacira Pharmaceuticals Inc. (a)	3,530	101,876
Pain Therapeutics Inc.	7,184	24,641
Palomar Medical Technologies Inc. (a)	3,767	50,817
Parexel International Corp. (a)	11,485	453,772
PDI Inc. (a)	1,809	10,673
PDL BioPharma Inc.	26,810	195,981
Pernix Therapeutics Holdings Inc. (a)	1,692	8,392
Pharmacyclics Inc. (a)	10,441	839,561
PharMerica Corp. (a)	5,725	80,150
PhotoMedex Inc. (a)	2,541	40,885
Pozen Inc. (a)	5,217	27,494
Progenics Pharmaceuticals Inc. (a)	8,484	45,729
Providence Service Corp. (a)	2,477	45,800
Quality Systems Inc.	7,545	137,923
Questcor Pharmaceuticals Inc.	10,317	335,715
Quidel Corp. (a)	5,386	127,918
Raptor Pharmaceutical Corp. (a)	9,909	57,968
Regulus Therapeutics Inc. (a)	2,514	19,484
Repligen Corp. (a)	5,903	40,790
Repros Therapeutics Inc. (a)	3,530	56,833

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Rigel Pharmaceuticals Inc. (a)	16,277	$110,521
Rochester Medical Corp. (a)	1,976	28,889
Rockwell Medical Inc. (a)	4,662	18,462
RTI Biologics Inc. (a)	10,988	43,293
Sagent Pharmaceuticals Inc. (a)	1,815	31,853
Sangamo BioSciences Inc. (a)	10,019	95,782
Santarus Inc. (a)	10,514	182,208
SciClone Pharmaceuticals Inc. (a)	11,092	51,023
Seattle Genetics Inc. (a)	18,234	647,489
Select Medical Holdings Corp.	6,742	60,678
Sequenom Inc. (a)	21,869	90,756
SIGA Technologies Inc. (a)	6,754	24,179
Skilled Healthcare Group Inc. Class A (a)	3,788	24,887
Solta Medical Inc. (a)	13,287	29,231
Spectranetics Corp. (a)	6,589	122,094
Spectrum Pharmaceuticals Inc.	11,490	85,715
STAAR Surgical Co. (a)	7,158	40,300
STERIS Corp.	11,106	462,121
Sucampo Pharmaceuticals Inc. Class A (a)	2,186	14,296
Sunesis Pharmaceuticals Inc. (a)	5,868	32,098
Supernus Pharmaceuticals Inc. (a)	882	4,957
SurModics Inc. (a)	2,443	66,572
Symmetry Medical Inc. (a)	7,068	80,929
Synageva BioPharma Corp. (a)	2,129	116,925
Synergy Pharmaceuticals Inc. (a)	7,981	48,445
Synta Pharmaceuticals Corp. (a)	7,706	66,272
Targacept Inc. (a)	5,426	23,223
Team Health Holdings Inc. (a)	5,465	198,817
Tesaro Inc. (a)	993	21,806
Theravance Inc. (a)	11,629	274,677
Threshold Pharmaceuticals Inc. (a)	8,802	40,577
Tornier NV (a)	3,060	57,681
Transcept Pharmaceuticals Inc. (a)	2,460	11,783
Triple-S Management Corp. Class B (a)	3,621	63,078
Trius Therapeutics Inc. (a)	5,643	38,598
U.S. Physical Therapy Inc.	2,280	61,218
Unilife Corp. (a)	16,530	36,035
Universal American Corp.	7,306	60,859
Utah Medical Products Inc.	608	29,652
Vanda Pharmaceuticals Inc. (a)	5,657	22,175
Vanguard Health Systems Inc. (a)	6,057	90,068
Vascular Solutions Inc. (a)	3,214	52,131
Ventrus Biosciences Inc. (a)	3,783	11,311
Verastem Inc. (a)	1,230	11,833
Vical Inc. (a)	14,363	57,165
ViroPharma Inc. (a)	12,632	317,821
VIVUS Inc. (a)	19,118	210,298
Vocera Communications Inc. (a)	1,370	31,510
Volcano Corp. (a)	10,216	227,408
WellCare Health Plans Inc. (a)	8,265	479,039
West Pharmaceutical Services Inc.	6,511	422,824
Wright Medical Group Inc. (a)	8,366	199,194
Xenoport Inc. (a)	8,290	59,274
XOMA Corp. (a)	15,745	54,950

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zeltiq Aesthetics Inc. (a)	3,279	$12,526
ZIOPHARM Oncology Inc. (a)	13,029	23,843
Zogenix Inc. (a)	10,310	18,556

		31,554,964

Industrials (15.04%)
A.T. Cross Co. Class A (a)	1,864	25,667
Aaon Inc.	3,556	98,110
AAR Corp.	7,691	141,437
ABM Industries Inc.	10,297	229,005
Acacia Research Corp. (a)	9,505	286,766
ACCO Brands Corp. (a)	21,724	145,116
Accuride Corp. (a)	9,215	49,669
Aceto Corp.	5,257	58,195
Acorn Energy Inc.	3,483	25,600
Actuant Corp. Class A	13,969	427,731
Acuity Brands Inc.	8,139	564,440
Advisory Board Co., The (a)	6,574	345,266
Aegion Corp. (a)	7,514	173,949
Aerovironment Inc. (a)	3,279	59,448
Air Transport Services Group Inc. (a)	10,052	58,603
Aircastle Ltd.	10,606	145,090
Alamo Group Inc.	1,344	51,408
Alaska Air Group Inc. (a)	13,649	872,990
Albany International Corp. Class A	5,285	152,736
Allegiant Travel Co.	2,864	254,266
Altra Holdings Inc.	5,171	140,755
AMERCO	1,656	287,382
Ameresco Inc. Class A (a)	3,929	29,075
American Railcar Industries Inc.	1,800	84,132
American Science & Engineering Inc.	1,622	98,926
American Superconductor Corp. (a)	7,812	20,780
American Woodmark Corp. (a)	1,866	63,500
Ampco-Pittsburgh Corp.	1,640	31,012
AO Smith Corp.	7,485	550,671
API Technologies Corp. (a)	6,103	15,135
Apogee Enterprises Inc.	5,441	157,517
Applied Industrial Technologies Inc.	8,083	363,735
ARC Document Solutions Inc. (a)	7,297	21,745
Argan Inc.	1,896	28,269
Arkansas Best Corp.	4,942	57,723
Astec Industries Inc.	3,829	133,747
Astronics Corp. (a)	2,283	68,079
Atlas Air Worldwide Holdings Inc. (a)	5,050	205,838
Avis Budget Group Inc. (a)	20,372	566,953
AZZ Inc.	4,836	233,095
Barnes Group Inc.	10,434	301,856
Barrett Business Services Inc.	1,362	71,723
Beacon Roofing Supply Inc. (a)	8,995	347,747
Belden Inc.	8,729	450,853
Blount International Inc. (a)	9,374	125,424
BlueLinx Holdings Inc. (a)	5,708	16,268
Brady Corp.	9,378	314,444
Briggs & Stratton Corp.	9,334	231,483
Brink’s Co., The	9,066	256,205
Builders FirstSource Inc. (a)	8,620	50,513

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CAI International Inc. (a)	2,766	$79,716
Capstone Turbine Corp. (a)	58,324	52,492
Cascade Corp.	1,769	114,950
Casella Waste Systems Inc. Class A (a)	7,254	31,700
CBIZ Inc. (a)	7,400	47,212
CDI Corp.	2,673	45,976
CECO Environmental Corp.	1,345	17,391
Celadon Group Inc.	3,824	79,769
Cenveo Inc. (a)	10,830	23,284
Chart Industries Inc. (a)	5,734	458,777
CIRCOR International Inc.	3,342	142,035
Clarcor Inc.	9,638	504,838
Coleman Cable Inc.	1,608	24,120
Columbus McKinnon Corp. (a)	3,764	72,457
Comfort Systems USA Inc.	7,110	100,180
Commercial Vehicle Group Inc. (a)	4,598	35,864
CompX International Inc.	143	1,812
Consolidated Graphics Inc. (a)	1,403	54,857
Corporate Executive Board Co., The	6,424	373,620
Courier Corp.	1,777	25,607
CPI Aerostructures Inc. (a)	1,261	10,807
CRA International Inc. (a)	1,972	44,114
Cubic Corp.	3,068	131,065
Curtiss-Wright Corp.	8,971	311,294
Deluxe Corp.	9,778	404,809
DigitalGlobe Inc. (a)	10,255	296,472
Dolan Co., The (a)	5,960	14,244
Douglas Dynamics Inc.	4,321	59,716
DXP Enterprises Inc. (a)	1,688	126,094
Dycom Industries Inc. (a)	6,454	127,079
Dynamic Materials Corp.	2,626	45,692
Eastern Co., The	1,124	19,715
Echo Global Logistics Inc. (a)	2,881	63,728
Edgen Group Inc. (a)	2,916	21,083
EMCOR Group Inc.	12,818	543,355
Encore Wire Corp.	3,145	110,138
Energy Recovery Inc. (a)	8,253	30,536
Energy Solutions Inc. (a)	15,085	56,569
EnerNOC Inc. (a)	4,915	85,374
EnerSys (a)	9,196	419,154
Ennis Inc.	4,970	74,898
Enphase Energy Inc. (a)	1,485	9,207
EnPro Industries Inc. (a)	3,944	201,814
ESCO Technologies Inc.	5,126	209,448
Esterline Technologies Corp. (a)	5,879	445,040
ExOne Co., The (a)	1,127	37,754
Exponent Inc.	2,563	138,248
Federal Signal Corp. (a)	11,913	96,972
Flow International Corp. (a)	9,426	36,856
Forward Air Corp.	5,557	207,221
Franklin Covey Co. (a)	2,613	37,967
Franklin Electric Co. Inc.	8,958	300,720
Freightcar America Inc.	2,342	51,102
FTI Consulting Inc. (a)	8,071	303,954
FuelCell Energy Inc. (a)	29,343	27,694
Furmanite Corp. (a)	7,246	48,476

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
G&K Services Inc. Class A	3,620	$164,746
Genco Shipping & Trading Ltd. (a)	6,279	18,084
GenCorp Inc. (a)	11,482	152,711
Generac Holdings Inc.	4,738	167,441
Genesee & Wyoming Inc. Class A (a)	8,510	792,366
Gibraltar Industries Inc. (a)	5,841	106,598
Global Power Equipment Group Inc.	3,243	57,142
Gorman-Rupp Co., The	2,954	88,768
GP Strategies Corp. (a)	2,857	68,168
Graham Corp.	1,921	47,526
Granite Construction Inc.	7,418	236,189
Great Lakes Dredge & Dock Co.	11,572	77,880
Greenbrier Companies Inc. (a)	4,368	99,197
Griffon Corp.	8,834	105,301
H&E Equipment Services Inc.	5,517	112,547
Hardinge Inc.	2,187	29,809
Hawaiian Holdings Inc. (a)	9,871	56,857
Healthcare Services Group Inc.	12,895	330,499
Heartland Express Inc.	9,286	123,875
Heico Corp.	10,103	438,571
Heidrick & Struggles International Inc.	3,472	51,906
Heritage-Crystal Clean Inc. (a)	1,488	22,469
Herman Miller Inc.	11,187	309,544
Hexcel Corp. (a)	19,111	554,410
Hill International Inc. (a)	4,599	13,751
HNI Corp.	8,741	310,218
Houston Wire & Cable Co.	3,485	45,131
Hub Group Inc. (a)	7,089	272,643
Hudson Global Inc. (a)	6,513	25,661
Hurco Companies Inc. (a)	1,264	34,419
Huron Consulting Group Inc. (a)	4,399	177,368
Hyster-Yale Materials Handling Inc.	2,130	121,602
ICF International Inc. (a)	3,792	103,142
II-VI Inc. (a)	10,062	171,456
Innerworkings Inc. (a)	6,063	91,794
Insperity Inc.	4,348	123,353
Insteel Industries Inc.	3,359	54,819
Interface Inc.	11,186	214,995
International Shipholding Corp.	1,107	20,147
Intersections Inc.	1,861	17,512
Jetblue Airways Corp. (a)	44,761	308,851
John Bean Technologies Corp.	5,538	114,914
Kadant Inc. (a)	2,212	55,300
Kaman Corp.	5,051	179,159
Kaydon Corp.	6,123	156,626
Kelly Services Inc. Class A	5,196	97,061
Keyw Holding Corp., The (a)	4,811	77,601
Kforce Inc.	5,236	85,713
Kimball International Inc. Class B	6,382	57,821
Knight Transportation Inc.	11,064	178,130
Knoll Inc.	9,209	166,959
Korn/Ferry International (a)	9,183	164,008
Kratos Defense & Security Solutions Inc. (a)	7,849	39,480
L.B. Foster Co. Class A	1,754	77,685
Layne Christensen Co. (a)	3,773	80,667

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lindsay Corp.	2,436	$214,806
LMI Aerospace Inc. (a)	1,697	35,281
LSI Industries Inc.	3,913	27,313
Lydall Inc. (a)	3,262	50,072
Marten Transport Ltd.	3,039	61,175
MasTec Inc. (a)	10,507	306,279
McGrath Rentcorp	4,751	147,756
Meritor Inc. (a)	18,438	87,212
Metalico Inc. (a)	7,772	12,591
Met-Pro Corp.	2,805	28,976
Michael Baker Corp.	1,691	41,430
Middleby Corp. (a)	3,594	546,827
Miller Industries Inc.	2,058	33,031
Mine Safety Appliances Co.	5,301	263,036
Mistras Group Inc. (a)	3,055	73,962
Mobile Mini Inc. (a)	7,349	216,281
Moog Inc. Class A (a)	8,668	397,254
Mueller Industries Inc.	3,793	202,129
Mueller Water Products Inc.	29,995	177,870
Multi-Color Corp.	2,616	67,467
MYR Group Inc. (a)	3,929	96,496
National Presto Industries Inc.	919	73,980
Navigant Consulting Inc. (a)	10,027	131,755
NCI Building Systems Inc. (a)	3,451	59,944
NL Industries Inc.	1,349	16,768
NN Inc. (a)	3,197	30,244
Nortek Inc. (a)	1,497	106,826
Northwest Pipe Co. (a)	1,822	50,980
Odyssey Marine Exploration Inc. (a)	14,286	46,572
Old Dominion Freight Line Inc. (a)	13,665	522,003
Omega Flex Inc.	508	8,733
On Assignment Inc. (a)	8,206	207,694
Orbital Sciences Corp. (a)	11,328	189,064
Orion Marine Group Inc. (a)	5,274	52,424
Pacer International Inc. (a)	6,915	34,782
Park-Ohio Holdings Corp. (a)	1,696	56,188
Patrick Industries Inc. (a)	783	12,340
Patriot Transportation Holding Inc. (a)	1,213	33,746
Pendrell Corp. (a)	29,622	49,173
Performant Financial Corp. (a)	1,652	20,287
PGT Inc. (a)	3,929	26,992
Pike Electric Corp.	3,297	46,916
PMFG Inc. (a)	4,170	25,729
Powell Industries Inc. (a)	1,708	89,790
Preformed Line Products Co.	463	32,396
Primoris Services Corp.	5,743	126,978
Proto Labs Inc. (a)	1,006	49,395
Quad Graphics Inc.	4,806	115,056
Quality Distribution Inc. (a)	4,154	34,935
Quanex Building Products Corp.	7,118	114,600
Rand Logistics Inc. (a)	3,224	19,747
Raven Industries Inc.	6,927	232,816
RBC Bearings Inc. (a)	4,231	213,919
Republic Airways Holdings Inc. (a)	9,246	106,699
Resources Connection Inc.	8,094	102,794

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rexnord Corp. (a)	5,499	$116,744
Roadrunner Transportation Systems Inc. (a)	2,689	61,847
RPX Corp. (a)	4,105	57,922
Rush Enterprises Inc. Class A (a)	6,363	153,476
Saia Inc. (a)	3,094	111,910
Sauer-Danfoss Inc.	2,238	130,766
Schawk Inc.	2,270	24,947
SeaCube Container Leasing Ltd.	2,096	48,124
SIFCO Industries Inc.	457	8,413
Simpson Manufacturing Co. Inc.	7,693	235,483
SkyWest Inc.	9,728	156,134
Solarcity Corp. (a)	2,494	47,087
Spirit Airlines Inc. (a)	8,019	203,362
Standard Parking Corp. (a)	2,984	61,769
Standex International Corp.	2,426	133,964
Steelcase Inc.	14,611	215,220
Sterling Construction Company Inc. (a)	3,275	35,665
Sun Hydraulics Corp.	3,950	128,414
Swift Transportation Co. (a)	15,211	215,692
Swisher Hygiene Inc. (a)	21,772	28,086
Sypris Solutions Inc.	2,022	8,452
TAL International Group Inc.	5,620	254,642
Taser International Inc. (a)	9,917	78,840
Team Inc. (a)	3,804	156,230
Teledyne Technologies Inc. (a)	7,054	553,316
Tennant Co.	3,609	175,253
Tetra Tech Inc. (a)	12,181	371,399
Textainer Group Holdings Ltd.	2,638	104,333
Thermon Group Holdings Inc. (a)	2,872	63,787
Titan International Inc.	10,225	215,543
Titan Machinery Inc. (a)	3,229	89,605
TMS International Corp. Class A (a)	2,407	31,772
TRC Companies Inc. (a)	2,964	19,118
Trex Co. Inc. (a)	2,862	140,753
TriMas Corp. (a)	6,171	200,372
TrueBlue Inc. (a)	7,752	163,877
Tutor Perini Corp. (a)	6,823	131,684
Twin Disc Inc.	1,621	40,655
UniFirst Corp.	2,788	252,314
United Stationers Inc.	7,784	300,852
Universal Forest Products Inc.	3,797	151,159
Universal Truckload Services Inc. (a)	1,061	24,753
US Airways Group Inc. (a)	31,361	532,196
US Ecology Inc.	3,515	93,323
USG Corp. (a)	14,368	379,890
Viad Corp.	3,872	107,100
Vicor Corp. (a)	3,848	19,125
VSE Corp.	815	20,367
Wabash National Corp. (a)	13,173	133,838
WageWorks Inc. (a)	1,361	34,066
Watsco Inc.	5,648	475,449
Watts Water Technologies Inc.	5,401	259,194
Werner Enterprises Inc.	8,517	205,600
Wesco Aircraft Holdings Inc. (a)	3,324	48,929
Willis Lease Finance Corp. (a)	986	14,908

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Woodward Inc.	13,254	$526,979
XPO Logistics Inc. (a)	3,438	57,892

		39,517,832

Information Technology (16.09%)
3D Systems Corp. (a)	14,919	480,989
Accelrys Inc. (a)	10,594	103,397
ACI Worldwide Inc. (a)	7,622	372,411
Active Network Inc., The (a)	7,562	31,685
Actuate Corp. (a)	9,589	57,534
Acxiom Corp. (a)	14,775	301,410
Adtran Inc.	12,213	239,985
Advanced Energy Industries Inc. (a)	7,594	138,970
Advent Software Inc. (a)	6,035	168,799
Aeroflex Holding Corp. (a)	3,783	29,734
Agilysys Inc. (a)	2,764	27,474
Alpha & Omega Semiconductor Ltd. (a)	3,320	29,482
Ambarella Inc. (a)	1,064	16,662
Ambient Corp. (a)	492	1,205
American Software Inc. Class A	4,662	38,788
Amkor Technology Inc. (a)	14,238	56,952
ANADIGICS Inc. (a)	15,252	30,504
Anaren Inc. (a)	2,498	48,436
Angie’s List Inc. (a)	6,816	134,684
Anixter International Inc.	5,416	378,687
Applied Micro Circuits Corp. (a)	12,475	92,564
Arris Group Inc. (a)	21,681	372,263
Aruba Networks Inc. (a)	21,453	530,747
Aspen Technology Inc. (a)	17,949	579,573
ATMI Inc. (a)	6,092	136,644
Audience Inc. (a)	1,180	17,995
AVG Technologies NV (a)	1,557	21,673
Aviat Networks Inc. (a)	11,945	40,255
Avid Technology Inc. (a)	5,781	36,247
Aware Inc.	2,151	9,959
Axcelis Technologies Inc. (a)	21,118	26,398
AXT Inc. (a)	6,254	18,387
Badger Meter Inc.	2,801	149,910
Bankrate Inc. (a)	8,818	105,287
Bazaarvoice Inc. (a)	2,020	14,786
Bel Fuse Inc.	2,082	32,500
Benchmark Electronics Inc. (a)	11,033	198,815
Black Box Corp.	3,138	68,440
Blackbaud Inc.	8,639	255,974
Blucora Inc. (a)	7,704	119,258
Bottomline Technologies Inc. (a)	7,144	203,675
Brightcove Inc. (a)	1,118	6,943
BroadSoft Inc. (a)	5,241	138,729
Brooks Automation Inc.	12,699	129,276
Cabot Microelectronics Corp. (a)	4,509	156,688
CACI International Inc. Class A (a)	4,350	251,734
CalAmp Corp. (a)	6,652	72,972
Calix Inc. (a)	7,465	60,840
Callidus Software Inc. (a)	6,781	30,989

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Carbonite Inc. (a)	2,194	$24,024
Cardtronics Inc. (a)	8,457	232,229
Cass Information Systems Inc.	1,954	82,146
Cavium Inc. (a)	9,530	369,859
CEVA Inc. (a)	4,493	70,091
Checkpoint Systems Inc. (a)	7,717	100,784
Ciber Inc. (a)	14,185	66,670
Ciena Corp. (a)	19,037	304,782
Cirrus Logic Inc. (a)	12,391	281,895
Cognex Corp.	8,203	345,756
Coherent Inc.	4,539	257,543
Cohu Inc.	4,700	43,992
CommVault Systems Inc. (a)	8,569	702,487
Computer Task Group Inc.	2,904	62,117
comScore Inc. (a)	6,743	113,148
Comtech Telecommunications Corp.	3,205	77,817
Comverse Inc. (a)	4,214	118,161
Constant Contact Inc. (a)	5,790	75,154
Convergys Corp.	20,923	356,319
Cornerstone OnDemand Inc. (a)	6,459	220,252
CoStar Group Inc. (a)	5,413	592,507
Cray Inc. (a)	7,519	174,516
CSG Systems International Inc. (a)	6,495	137,629
CTS Corp.	6,438	67,213
Cymer Inc. (a)	5,945	571,314
Daktronics Inc.	6,892	72,366
Datalink Corp. (a)	2,925	35,334
Dealertrack Technologies Inc. (a)	8,169	240,005
Demand Media Inc. (a)	5,814	50,175
Demandware Inc. (a)	1,273	32,271
Dice Holdings Inc. (a)	8,097	82,023
Digi International Inc. (a)	4,869	43,480
Digimarc Corp.	1,385	30,428
Digital River Inc. (a)	7,030	99,404
Diodes Inc. (a)	6,778	142,202
DSP Group Inc. (a)	4,259	34,370
DTS Inc. (a)	3,539	58,854
E2open Inc. (a)	904	18,026
EarthLink Inc.	20,469	110,942
Ebix Inc.	5,480	88,886
Echelon Corp. (a)	7,412	18,085
Electro Rent Corp.	3,576	66,299
Electro Scientific Industries Inc.	4,439	49,051
Electronics for Imaging Inc. (a)	8,901	225,729
Ellie Mae Inc. (a)	4,812	115,729
Emulex Corp. (a)	16,760	109,443
Entegris Inc. (a)	26,338	259,693
Entropic Communications Inc. (a)	16,723	68,063
Envestnet Inc. (a)	4,074	71,336
Envivio Inc. (a)	1,484	2,523
EPAM Systems Inc. (a)	952	22,115
EPIQ Systems Inc.	5,991	84,054
ePlus Inc.	752	34,750
Euronet Worldwide Inc. (a)	9,717	255,946
Exa Corp. (a)	1,199	11,414
ExactTarget Inc. (a)	1,904	44,306

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Exar Corp. (a)	7,237	$75,988
Exlservice Holdings Inc. (a)	4,486	147,500
Extreme Networks Inc. (a)	18,403	62,018
Fabrinet (a)	4,319	63,101
Fair Isaac Corp.	6,576	300,457
FalconStor Software Inc. (a)	5,940	15,919
FARO Technologies Inc. (a)	3,239	140,540
FEI Co.	7,287	470,376
Finisar Corp. (a)	17,588	231,986
First Solar Inc. (a) (c)	11,536	311,011
Fleetmatics Group Ltd. PLC (a)	1,696	41,128
Formfactor Inc. (a)	9,700	45,590
Forrester Research Inc.	2,680	84,822
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	10,313	72,707
Globecomm Systems Inc. (a)	4,418	53,060
Glu Mobile Inc. (a)	10,614	31,630
GSI Group Inc. (a)	5,698	48,604
GSI Technology Inc. (a)	3,956	26,070
GT Advanced Technologies Inc. (a)	22,653	74,528
Guidance Software Inc. (a)	2,706	29,360
Guidewire Software Inc. (a)	3,925	150,877
Hackett Group Inc., The	4,796	21,918
Harmonic Inc. (a)	22,479	130,153
Heartland Payment Systems Inc.	7,424	244,769
Higher One Holdings Inc. (a)	5,198	46,210
Hittite Microwave Corp. (a)	6,049	366,327
iGate Corp. (a)	6,162	115,907
Imation Corp. (a)	5,881	22,465
Immersion Corp. (a)	5,309	62,328
Imperva Inc. (a)	1,957	75,344
Infinera Corp. (a)	21,952	153,664
Infoblox Inc. (a)	1,506	32,680
Innodata Isogen Inc. (a)	4,216	14,545
Inphi Corp. (a)	4,578	47,840
Insight Enterprises Inc. (a)	8,506	175,394
Integrated Device Technology Inc. (a)	27,293	203,879
Integrated Silicon Solution Inc. (a)	5,266	48,289
Interactive Intelligence Group (a)	2,818	124,978
InterDigital Inc.	7,864	376,135
Intermec Inc. (a)	11,501	113,055
Intermolecular Inc. (a)	2,673	27,265
Internap Network Services Corp. (a)	10,142	94,828
International Rectifier Corp. (a)	13,264	280,534
Intersil Corp. Class A	24,425	212,742
Intevac Inc. (a)	4,476	21,127
Intralinks Holdings Inc. (a)	7,108	45,207
InvenSense Inc. (a)	6,938	74,098
iPass Inc. (a)	9,777	19,358
Ixia (a)	8,118	175,674
IXYS Corp.	4,728	45,342
j2 Global Inc.	8,871	347,832
Jive Software Inc. (a)	3,297	50,114
Kemet Corp. (a)	8,671	54,194
Key Tronic Corp. (a)	2,038	23,355

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Keynote Systems Inc.	3,071	$42,871
Kopin Corp. (a)	12,646	46,790
KVH Industries Inc. (a)	2,791	37,874
Lattice Semiconductor Corp. (a)	22,588	123,105
Limelight Networks Inc. (a)	10,061	20,726
Lionbridge Technologies Inc. (a)	10,865	42,048
Liquidity Services Inc. (a)	4,501	134,175
Littelfuse Inc.	4,159	282,188
LivePerson Inc. (a)	10,612	144,111
LogMeIn Inc. (a)	4,201	80,743
Loral Space & Communications Inc.	2,113	130,752
LTX-Credence Corp. (a)	9,569	57,797
M/A-COM Technology Solutions Holdings Inc. (a)	1,169	18,786
Manhattan Associates Inc. (a)	3,885	288,617
ManTech International Corp. Class A	4,370	117,422
Marchex Inc. Class B	4,166	17,539
Market Leader Inc. (a)	4,155	37,229
Mattersight Corp. (a)	1,888	8,100
Mattson Technology Inc. (a)	11,212	15,473
MAXIMUS Inc.	6,519	521,324
MaxLinear Inc. Class A (a)	4,222	26,176
Maxwell Technologies Inc. (a)	5,748	30,982
Measurement Specialties Inc. (a)	2,925	116,327
MeetMe Inc. (a)	3,644	8,308
MEMC Electronic Materials Inc. (a)	44,432	195,501
Mentor Graphics Corp.	17,833	321,886
Mercury Systems Inc. (a)	6,049	44,581
Mesa Laboratories Inc.	493	26,124
Methode Electronics Inc.	7,082	91,216
Micrel Inc.	9,366	98,437
Microsemi Corp. (a)	17,003	393,960
MicroStrategy Inc. (a)	1,638	165,569
Millennial Media Inc. (a)	2,232	14,173
Mindspeed Technologies Inc. (a)	6,713	22,354
MKS Instruments Inc.	10,067	273,822
ModusLink Global Solutions Inc. (a)	7,759	25,605
MoneyGram International Inc. (a)	4,167	75,423
Monolithic Power Systems Inc.	6,123	149,218
Monotype Imaging Holdings Inc.	7,015	166,606
Monster Worldwide Inc. (a) (c)	23,353	118,400
MoSys Inc. (a)	6,342	29,871
Move Inc. (a)	7,503	89,661
MTS Systems Corp.	3,085	179,393
Multi-Fineline Electronix Inc. (a)	1,700	26,231
Nanometrics Inc. (a)	4,466	64,444
Neonode Inc. (a)	4,379	25,267
NeoPhotonics Corp. (a)	3,683	18,820
Netgear Inc. (a)	7,258	243,216
NetScout Systems Inc. (a)	7,064	173,562
Newport Corp. (a)	7,310	123,685
NIC Inc.	12,356	236,741
NumereX Corp. Class A (a)	2,106	26,936
NVE Corp. (a)	918	51,794
Oclaro Inc. (a)	14,079	17,740
OCZ Technology Group Inc. (a)	13,197	23,755

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Omnivision Technologies Inc. (a)	10,049	$138,475
OpenTable Inc. (a)	4,331	272,766
Oplink Communications Inc. (a)	3,631	59,548
OSI Systems Inc. (a)	3,809	237,263
Park Electrochemical Corp.	3,978	100,803
ParkerVision Inc. (a)	15,354	56,349
PC Connection Inc.	1,608	26,291
PC-Tel Inc.	3,397	24,119
PDF Solutions Inc. (a)	4,616	73,948
Pegasystems Inc.	3,289	92,355
Peregrine Semiconductor Corp. (a)	1,166	11,392
Perficient Inc. (a)	6,224	72,572
Pericom Semiconductor Corp. (a)	4,703	32,027
Pervasive Software Inc. (a)	2,420	22,191
Photronics Inc. (a)	11,504	76,847
Plantronics Inc.	8,141	359,751
Plexus Corp. (a)	6,701	162,901
PLX Technology Inc. (a)	8,883	40,506
Power Integrations Inc.	5,450	236,584
Power-One Inc. (a)	12,710	52,746
PRGX Global Inc. (a)	4,382	30,455
Procera Networks Inc. (a)	3,943	46,882
Progress Software Corp. (a)	11,129	253,519
Proofpoint Inc. (a)	1,223	20,620
PROS Holdings Inc. (a)	4,195	113,978
PTC Inc. (a)	22,919	584,205
QAD Inc. Class A	1,227	15,755
QLIK Technologies Inc. (a)	16,362	422,630
QLogic Corp. (a)	17,425	202,130
Qualys Inc. (a)	1,592	19,645
Quantum Corp. (a)	45,833	58,666
QuickLogic Corp. (a)	8,227	20,238
QuinStreet Inc. (a)	6,366	38,005
Radisys Corp. (a)	4,431	21,801
Rambus Inc. (a)	21,145	118,623
RealD Inc. (a)	7,965	103,545
Realnetworks Inc. (a)	4,335	33,423
RealPage Inc. (a)	6,884	142,568
Responsys Inc. (a)	6,958	61,578
RF Micro Devices Inc. (a)	53,378	283,971
Richardson Electronics Ltd.	2,405	28,523
Rofin-Sinar Technologies Inc. (a)	5,473	148,264
Rogers Corp. (a)	3,115	148,336
Rosetta Stone Inc. (a)	2,132	32,790
Rubicon Technology Inc. (a)	3,392	22,387
Ruckus Wireless Inc. (a)	1,557	32,697
Rudolph Technologies Inc. (a)	6,177	72,765
Saba Software Inc. (a)	5,743	45,657
Sanmina Corp. (a)	15,582	177,012
Sapiens International Corp. NV	2,465	13,410
Sapient Corp. (a)	23,675	288,598
ScanSource Inc. (a)	5,252	148,211
SciQuest Inc. (a)	3,476	83,563
SeaChange International Inc. (a)	5,573	66,263
Semtech Corp. (a)	12,581	445,242

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ServiceSource International Inc. (a)	9,686	$68,480
ShoreTel Inc. (a)	9,035	32,797
Sigma Designs Inc. (a)	6,418	31,256
Silicon Graphics International Corp. (a)	6,185	85,044
Silicon Image Inc. (a)	14,797	71,913
Sonus Networks Inc. (a)	40,966	106,102
Sourcefire Inc. (a)	5,670	335,834
Spansion Inc. Class A (a)	9,197	118,365
Spark Networks Inc. (a)	2,108	14,840
SPS Commerce Inc. (a)	2,402	102,493
SS&C Technologies Holdings Inc. (a)	6,523	195,560
Stamps.com Inc. (a)	2,582	64,473
STEC Inc. (a)	6,898	30,489
STR Holdings Inc. (a)	5,981	12,979
SunPower Corp. (a)	7,708	88,950
Super Micro Computer Inc. (a)	5,512	62,230
Supertex Inc.	1,993	44,265
Support.com Inc. (a)	9,636	40,278
Sykes Enterprises Inc. (a)	7,426	118,519
Symmetricom Inc. (a)	8,249	37,450
Synacor Inc. (a)	1,328	3,971
Synaptics Inc. (a)	6,460	262,857
Synchronoss Technologies Inc. (a)	5,307	164,676
SYNNEX Corp. (a)	5,016	185,592
Syntel Inc.	2,950	199,184
Take-Two Interactive Software Inc. (a)	15,051	243,074
Tangoe Inc. (a)	5,822	72,135
TechTarget (a)	3,046	14,895
TeleNav Inc. (a)	3,153	20,337
TeleTech Holdings Inc. (a)	4,130	87,597
Tellabs Inc.	70,833	148,041
Telular Corp.	3,224	32,433
TESSCO Technologies Inc.	1,052	22,765
Tessera Technologies Inc.	9,940	186,375
TiVo Inc. (a)	23,946	296,691
Travelzoo Inc. (a)	1,402	29,961
TriQuint Semiconductor Inc. (a)	32,272	162,974
Trulia Inc. (a)	1,495	46,913
TTM Technologies Inc. (a)	10,110	76,836
Tyler Technologies Inc. (a)	5,776	353,838
Ubiquiti Networks Inc.	1,816	24,916
Ultimate Software Group Inc. (a)	5,108	532,049
Ultra Clean Holdings Inc. (a)	5,106	33,189
Ultratech Inc. (a)	5,054	199,785
Unisys Corp. (a)	8,384	190,736
United Online Inc.	17,333	104,518
Universal Display Corp. (a)	7,617	223,864
Unwired Planet Inc. (a)	16,803	37,303
ValueClick Inc. (a)	14,400	425,520
VASCO Data Security International Inc. (a)	5,553	46,867
Veeco Instruments Inc. (a)	7,461	285,980
Verint Systems Inc. (a)	9,628	351,903
ViaSat Inc. (a)	7,186	348,090
Viasystems Group Inc. (a)	726	9,467
Virnetx Holding Corp. (a)	8,018	153,705

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Virtusa Corp. (a)	3,617	$85,940
Vishay Precision Group Inc. (a)	2,445	35,917
VistaPrint NV (a)	6,556	253,455
Vocus Inc. (a)	4,039	57,152
Volterra Semiconductor Corp. (a)	4,821	68,458
Web.com Group Inc. (a)	6,716	114,709
WebMD Health Corp. (a)	9,730	236,634
Websense Inc. (a)	7,115	106,725
Westell Technologies Inc. Class A (a)	8,164	16,410
WEX Inc. (a)	7,459	585,532
XO Group Inc. (a)	4,974	49,740
Xoom Corp. (a)	1,336	30,514
Yelp Inc. (a)	1,658	39,311
Zix Corp. (a)	11,569	41,417
Zygo Corp. (a)	3,192	47,270

		42,287,219

Materials (5.22%)
A. Schulman Inc.	5,666	178,819
ADA-ES Inc. (a)	1,747	46,418
AEP Industries Inc. (a)	792	56,874
AK Steel Holding Corp. (c)	25,945	85,878
AM Castle & Co. (a)	3,175	55,562
AMCOL International Corp.	4,865	146,874
American Vanguard Corp.	5,318	162,412
Arabian American Development Co. (a)	3,885	32,751
Axiall Corp.	13,333	828,779
Balchem Corp.	5,633	247,514
Berry Plastics Group Inc. (a)	5,598	106,642
Boise Cascade Co. (a)	2,536	86,072
Boise Inc.	19,406	168,056
Buckeye Technologies Inc.	7,546	226,003
Calgon Carbon Corp. (a)	10,323	186,846
Century Aluminum Co. (a)	9,779	75,689
Chase Corp.	1,231	23,783
Chemtura Corp. (a)	18,908	408,602
Clearwater Paper Corp. (a)	4,481	236,104
Coeur d’Alene Mines Corp. (a)	17,281	325,920
Deltic Timber Corp.	2,086	143,350
Eagle Materials Inc.	9,394	625,922
Ferro Corp. (a)	16,530	111,578
Flotek Industries Inc. (a)	9,486	155,096
FutureFuel Corp.	3,814	46,340
General Moly Inc. (a)	13,217	29,210
Globe Specialty Metals Inc.	11,742	163,449
Gold Resource Corp.	5,671	73,893
Golden Minerals Co. (a)	6,509	15,491
Golden Star Resources Ltd. (a)	50,008	80,013
Graphic Packaging Holding Co. (a)	28,092	210,409
GSE Holding Inc. (a)	1,566	12,935
Handy & Harman Ltd. (a)	1,024	15,759
Hawkins Inc.	1,782	71,191
Haynes International Inc.	2,364	130,729

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
HB Fuller Co.	9,557	$373,488
Headwaters Inc. (a)	13,921	151,739
Hecla Mining Co.	54,615	215,729
Horsehead Holding Corp. (a)	8,497	92,447
Innophos Holdings Inc.	4,188	228,497
Innospec Inc.	4,413	195,408
Kaiser Aluminum Corp.	3,703	239,399
Kapstone Paper and Packaging Corp.	7,735	215,033
KMG Chemicals Inc.	1,525	29,646
Koppers Holdings Inc.	3,966	174,425
Kraton Performance Polymers Inc. (a)	6,192	144,893
Landec Corp. (a)	4,959	71,757
Louisiana-Pacific Corp. (a)	26,398	570,197
LSB Industries Inc. (a)	3,619	125,869
Materion Corp.	3,900	111,150
McEwen Mining Inc. (a)	41,874	119,760
Metals USA Holdings Corp.	2,197	45,368
Midway Gold Corp. (a)	25,128	30,656
Minerals Technologies Inc.	6,827	283,389
Myers Industries Inc.	6,379	89,051
Neenah Paper Inc.	3,023	92,987
Noranda Aluminum Holding Corp.	6,525	29,297
Olin Corp.	15,346	387,026
Olympic Steel Inc.	1,690	40,391
OM Group Inc. (a)	6,253	146,820
Omnova Solutions Inc. (a)	8,787	67,396
P. H. Glatfelter Co.	8,241	192,675
Paramount Gold and Silver Corp. (a)	24,687	55,052
PolyOne Corp.	19,053	465,084
Quaker Chemical Corp.	2,480	146,370
Resolute Forest Products (a)	15,494	250,693
Revett Minerals Inc. (a)	4,971	11,334
RTI International Metals Inc. (a)	5,806	183,992
Schnitzer Steel Industries Inc. Class A	4,848	129,248
Schweitzer-Mauduit International Inc.	5,985	231,799
Sensient Technologies Corp.	9,579	374,443
Stepan Co.	3,375	212,962
Stillwater Mining Co. (a)	22,197	287,007
SunCoke Energy Inc. (a)	13,400	218,822
Texas Industries Inc. (a)	4,335	273,582
Tredegar Corp.	4,604	135,542
UFP Technologies Inc. (a)	1,027	20,222
United States Antimony Corp. (a)	10,357	17,918
United States Lime & Minerals Inc. (a)	305	16,223
Universal Stainless & Alloy Products Inc. (a)	1,347	48,963
US Silica Holdings Inc.	2,289	53,975
Vista Gold Corp. (a)	11,045	23,857
Wausau Paper Corp.	8,546	92,126
Worthington Industries Inc.	10,025	310,574
Zep Inc.	4,280	64,243
Zoltek Companies Inc. (a)	5,214	62,305

		13,721,792

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (0.62%)
8x8 Inc. (a)	13,541	$92,756
Atlantic Tele-Network Inc.	1,686	81,788
Boingo Wireless Inc. (a)	3,057	16,875
Cbeyond Inc. (a)	5,392	40,063
Cincinnati Bell Inc. (a)	37,690	122,869
Cogent Communications Group Inc.	8,977	236,993
Consolidated Communications Holdings Inc.	7,694	135,030
FairPoint Communications Inc. (a)	4,099	30,620
General Communication Inc. Class A (a)	7,030	64,465
Hawaiian Telcom Holdco Inc. (a)	1,970	45,448
HickoryTech Corp.	2,778	28,197
IDT Corp. Class B	3,014	36,349
inContact Inc. (a)	7,328	59,284
Iridium Communications Inc. (a)	9,653	58,111
Leap Wireless International Inc. (a)	10,235	60,284
Lumos Networks Corp.	2,970	40,036
magicJack VocalTec Ltd. (a)	2,744	38,416
Neutral Tandem Inc.	5,335	17,445
NTELOS Holdings Corp.	2,964	37,969
Orbcomm Inc. (a)	6,837	35,621
Premiere Global Services Inc. (a)	9,643	105,977
Primus Telecommunications Group Inc.	2,338	25,835
Shenandoah Telecommunications Co.	4,670	71,124
Towerstream Corp. (a)	10,937	24,390
USA Mobility Inc.	4,203	55,774
Vonage Holdings Corp. (a)	26,232	75,807

		1,637,526

Utilities (3.24%)
Allete Inc.	7,313	358,483
American DG Energy Inc. (a)	5,252	11,029
American States Water Co.	3,634	209,209
Artesian Resources Corp. Class A	1,455	32,694
Atlantic Power Corp.	22,412	110,491
Avista Corp.	11,230	307,702
Black Hills Corp.	8,457	372,446
Cadiz Inc. (a)	2,612	17,657
California Water Service Group	8,668	172,493
CH Energy Group Inc.	2,855	186,688
Chesapeake Utilities Corp.	1,884	92,410
Cleco Corp.	11,704	550,439
Connecticut Water Service Inc.	2,046	59,805
Consolidated Water Co. Ltd.	2,984	29,542
Delta Natural Gas Company Inc.	1,320	28,855
El Paso Electric Co.	7,663	257,860
Empire District Electric Co., The	8,131	182,134
Genie Energy Ltd. Class B	2,974	27,539
Idacorp Inc.	9,612	463,971
Laclede Group Inc., The	4,355	185,958
MGE Energy Inc.	4,430	245,599
Middlesex Water Co.	3,052	59,575

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
New Jersey Resources Corp.	7,985	$358,127
Northwest Natural Gas Co.	5,146	225,498
NorthWestern Corp.	6,983	278,342
Ormat Technologies Inc.	3,379	69,776
Otter Tail Corp.	6,955	216,579
Piedmont Natural Gas Company Inc.	14,294	469,987
PNM Resources Inc.	15,271	355,662
Portland General Electric Co.	14,494	439,603
SJW Corp.	2,689	71,258
South Jersey Industries Inc.	5,850	325,202
Southwest Gas Corp.	8,863	420,638
UIL Holdings Corp.	9,718	384,736
Unitil Corp.	2,710	76,232
UNS Energy Corp.	7,744	378,991
WGL Holdings Inc.	9,914	437,207
York Water Co.	2,539	47,737

		8,518,154

Total Common Stocks
(cost $211,766,116)		256,032,855

Registered Investment Companies (1.10%)
Financials (1.10%)
Apollo Investment Corp.	38,959	325,697
BlackRock Kelso Capital Corp.	14,107	141,070
Capital Southwest Corp.	567	65,205
Fidus Investment Corp.	2,476	47,415
Fifth Street Finance Corp.	20,309	223,805
Firsthand Technology Value Fund Inc. (a)	1,673	32,272
Gladstone Capital Corp.	4,172	38,382
Gladstone Investment Corp.	5,042	36,857
Golub Capital BDC LLC Inc.	3,307	54,599
GSV Capital Corp. (a)	3,784	31,256
Harris & Harris Group Inc. (a)	6,221	22,396
Hercules Technology Growth Capital Inc.	11,482	140,654
KCAP Financial Inc.	4,733	50,974
Main Street Capital Corp.	5,890	189,010
MCG Capital Corp.	13,929	66,581

	Shares	Value
Registered Investment Companies (Cont.)
Financials (cont.)
Medallion Financial Corp.	3,596	$47,539
Medley Capital Corp.	5,546	87,904
MVC Capital Inc.	4,562	58,530
New Mountain Finance Corp.	4,572	66,843
NGP Capital Resources Co.	4,191	29,798
OFS Capital Corp.	1,184	16,576
PennantPark Investment Corp.	12,585	142,085
Prospect Capital Corp.	38,125	415,944
Solar Capital Ltd.	8,644	203,048
Solar Senior Capital Ltd.	1,986	38,131
Stellus Capital Investment Corp.	1,684	24,957
TCP Capital Corp.	1,084	17,301
THL Credit Inc.	2,912	43,622
TICC Capital Corp.	9,739	96,806
Triangle Capital Corp.	5,289	148,039

		2,903,296

Total Registered Investment Companies
(cost $3,207,891)		2,903,296

Short-term Investments (1.41%)
State Street Institutional U.S. Government Money Market Fund	3,704,259	3,704,259

Total Short-term Investments
(cost $3,704,259)		3,704,259

TOTAL INVESTMENTS (99.93%)
(cost $218,678,266)		262,640,410
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		174,683

NET ASSETS (100.00%)		$262,815,093

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	44	June 2013	$4,074,219	$4,175,160	$100,941

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (98.64%)
Australia (9.16%)
AGL Energy Ltd.	13,441	$222,492
ALS Ltd.	8,280	90,823
Alumina Ltd. (b)	60,921	70,733
Amcor Ltd.	29,661	287,372
AMP Ltd.	69,890	380,769
APA Group	18,901	117,601
Asciano Ltd.	23,966	139,823
ASX Ltd.	4,376	165,337
Aurizon Holdings Ltd.	43,061	181,139
Australia & New Zealand Banking Group Ltd.	65,631	1,957,402
Bendigo and Adelaide Bank Ltd.	9,875	105,980
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	77,797	2,659,501
BlueScope Steel Ltd. (b)	6,129	32,180
Boral Ltd.	18,123	93,024
Brambles Ltd.	37,900	336,039
Caltex Australia Ltd.	3,404	76,012
CFS Retail Property Trust	46,988	98,501
Coca-Cola Amatil Ltd.	14,269	216,971
Cochlear Ltd.	1,394	99,029
Commonwealth Bank of Australia	38,864	2,760,498
Computershare Ltd.	11,101	118,382
Crown Ltd.	9,397	120,823
CSL Ltd.	12,221	755,399
Dexus Property Group	112,703	122,472
Echo Entertainment Group Ltd.	16,753	60,975
Federation Centres	30,978	76,231
Flight Centre Ltd.	1,077	37,812
Fortescue Metals Group Ltd.	34,891	144,450
Goodman Group	40,027	200,077
GPT Group	33,846	130,985
Harvey Norman Holdings Ltd.	13,901	39,674
Iluka Resources Ltd.	10,050	98,778
Incitec Pivot Ltd.	40,008	129,313
Insurance Australia Group Ltd.	49,730	296,672
James Hardie Industries PLC	10,517	110,326
Leighton Holdings Ltd.	3,854	82,999
Lend Lease Corp. Ltd.	13,545	144,494
Macquarie Group Ltd.	7,965	309,853
Metcash Ltd.	21,564	93,191
Mirvac Group	86,117	145,715
National Australia Bank Ltd.	55,855	1,802,226
Newcrest Mining Ltd.	18,422	385,650
Orica Ltd.	8,751	223,696
Origin Energy Ltd.	26,638	370,735
OZ Minerals Ltd.	7,869	43,927
Qantas Airways Ltd. (b)	27,618	51,495
QBE Insurance Group Ltd.	28,967	409,521
Ramsay Health Care Ltd.	3,312	111,476
Rio Tinto Ltd.	10,618	636,891
Santos Ltd.	23,293	302,555
Sims Metal Management Ltd.	3,988	41,913
Sonic Healthcare Ltd.	8,775	127,683
SP Ausnet	44,826	55,937
Stockland	53,807	205,347

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	31,097	$383,787
Sydney Airport	5,076	17,349
Tabcorp Holding Ltd.	17,309	58,370
Tatts Group Ltd.	34,276	113,352
Telstra Corp. Ltd.	105,465	495,908
Toll Holdings Ltd.	16,834	104,315
Transurban Group	32,703	217,449
Treasury Wine Estates Ltd.	14,387	85,526
Wesfarmers Ltd.	24,237	1,017,727
Westfield Group	51,167	579,726
Westfield Retail Trust	72,191	227,279
Westpac Banking Corp.	74,489	2,397,175
Whitehaven Coal Ltd.	10,997	24,451
Woodside Petroleum Ltd.	15,767	590,965
Woolworths Ltd.	29,837	1,053,356
WorleyParsons Ltd.	5,088	131,574

		25,577,208

Austria (0.27%)
Andritz AG	1,796	120,892
Erste Group Bank AG (b)	5,381	150,582
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	21,335	80,937
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	37,110
OMV AG	3,595	153,286
Raiffeisen Bank International AG	1,232	42,009
Telekom Austria AG	6,073	39,885
Vienna Insurance Group AG	960	46,594
VoestAlpine AG	2,771	85,275

		756,570

Belgium (1.20%)
Ageas	5,772	195,908
Anheuser-Busch InBev NV	19,402	1,928,896
Belgacom SA	3,718	92,559
Colruyt SA	1,901	91,891
Delhaize Group	2,557	139,585
Groupe Bruxelles Lambert SA	1,915	146,685
KBC GROEP NV	5,773	200,174
Solvay SA	1,470	199,474
Telenet Group Holding NV	1,205	59,693
UCB SA	2,681	171,503
Umicore SA	2,837	133,441

		3,359,809

Denmark (1.13%)
A P Moller-Maersk A/S Class A	14	105,035
A P Moller-Maersk A/S Class B	31	243,305
Carlsberg A/S Class B	2,633	256,702
Coloplast A/S Class B	2,870	154,648
Danske Bank A/S (b)	15,925	285,524
DSV A/S	4,416	106,868

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novo Nordisk A/S Class B	9,833	$1,584,904
Novozymes A/S B Shares	5,914	200,817
TDC A/S	14,457	111,274
Tryg A/S	621	50,231
William Demant Holding A/S (b)	671	56,238

		3,155,546

Finland (0.77%)
Elisa OYJ	3,370	62,714
Fortum OYJ	11,009	222,068
Kesko OYJ	1,687	52,831
Kone Corp. OYJ Class B	3,743	295,124
Metso OYJ	3,222	137,669
Neste Oil OYJ	3,247	45,887
Nokia OYJ	90,546	294,539
Nokian Renkaat OYJ	2,726	121,616
Orion OYJ Class B	2,451	64,493
Pohjola Bank PLC	3,269	47,810
Sampo OYJ A Shares	10,087	389,046
Stora Enso OYJ R Shares	12,578	81,429
UPM-Kymmene OYJ	13,109	146,620
Wartsila OYJ Class B	4,038	182,024

		2,143,870

France (9.02%)
Accor SA	3,604	125,344
Aeroports de Paris (ADP)	670	56,856
Air Liquide SA	7,554	918,791
Alstom SA	5,082	207,285
Arkema	1,521	138,608
AtoS	1,332	91,785
AXA SA	42,864	740,747
BNP Paribas SA	24,135	1,240,963
Bouygues SA	4,596	124,822
Bureau Veritas SA	1,383	172,175
Cap Gemini SA	3,529	160,815
Carrefour SA	14,432	395,339
Casino Guichard Perrachon SA	1,331	139,954
Christian Dior SA	1,298	215,453
Cie Generale des Etablissements Michelin Class B	4,422	370,478
CNP Assurances	3,536	48,594
Compagnie de Saint-Gobain	9,553	354,736
Compagnie Generale de Geophysique-Veritas (b)	3,866	87,194
Credit Agricole SA (b)	23,821	196,636
DANONE SA	14,073	979,886
Dassault Systemes SA	1,493	172,740
Edenred	4,034	132,208
Electricite de France	6,025	115,574
Essilor International SA	4,886	543,696
Eurazeo	823	41,792
European Aeronautic Defence and Space Co. NV	10,764	548,624
Eutelsat Communications	3,177	112,078
Fonciere des Regions	674	52,821

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
France Telecom SA	45,223	$458,237
GDF Suez	31,649	608,007
Gecina SA	555	64,489
Gemalto NV	1,938	169,182
Groupe Eurotunnel SA	14,068	112,151
ICADE	551	48,229
Iliad SA	558	118,688
Imerys SA	864	56,298
JC Decaux SA	1,551	42,548
Klepierre	2,449	96,305
Lafarge SA	4,486	298,670
Lagardere SCA	2,975	109,652
Legrand SA	5,748	250,771
L’Oreal SA	5,862	930,026
LVMH Moet Hennessy Louis Vuitton SA	6,158	1,058,005
Natixis	21,249	80,839
Pernod Ricard SA	5,123	638,519
Peugeot SA (b)	5,847	42,406
PPR SA	1,826	401,588
Publicis Groupe	4,334	290,892
Remy Cointreau SA	543	62,792
Renault SA	4,551	285,519
Rexel SA	3,287	71,772
Safran SA	5,648	252,077
Sanofi	28,779	2,935,036
Schneider Electric SA	12,624	923,168
SCOR SE	4,104	118,059
SES	7,427	232,937
Societe BIC SA	703	81,678
Societe Generale (b)	17,127	563,872
Sodexo	2,341	218,211
STMicroelectronics NV	15,749	121,669
Suez Environnement Co.	6,744	85,994
Technip SA	2,451	251,399
Thales SA	2,226	94,203
Total SA	51,376	2,460,598
Unibail-Rodamco SE	2,227	518,696
Vallourec SA	2,527	121,563
Veolia Environnement	7,917	100,320
Vinci SA	11,111	501,526
Vivendi	31,659	654,962
Wendel	766	81,113
Zodiac Aerospace	845	98,504

		25,197,164

Germany (7.75%)
Adidas AG	5,062	526,194
Allianz SE Reg.	11,073	1,509,496
Axel Springer AG	996	43,272
BASF SE	22,204	1,949,567
Bayer AG	20,000	2,066,920
Bayerische Motoren Werke (BMW) AG	8,070	698,363
Beiersdorf AG	2,400	221,818
Brenntag AG	1,256	196,397
Celesio AG	1,992	37,479
Commerzbank AG (b)	89,233	131,454

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Continental AG	2,618	$313,794
Daimler AG Registered Shares	21,851	1,191,695
Deutsche Bank AG Reg.	22,372	874,663
Deutsche Boerse AG	4,649	282,022
Deutsche Lufthansa AG Reg.	5,802	113,483
Deutsche Post AG	21,809	503,303
Deutsche Telekom AG	67,260	712,035
E.ON SE	43,140	754,853
Fraport AG	916	51,422
Fresenius Medical Care AG & Co. KGaA	5,176	349,966
Fresenius SE & Co. KGaA	3,047	376,479
GEA Group AG	4,266	140,902
Hannover Rueckversicherung SE Reg.	1,534	120,773
HeidelbergCement AG	3,472	250,355
Henkel AG & Co. KGaA	3,207	253,483
Hochtief AG (b)	652	42,513
Hugo Boss AG	594	66,705
Infineon Technologies AG	26,511	209,765
K+S AG Reg.	4,203	195,944
Kabel Deutschland Holding AG	2,105	194,340
Lanxess AG	1,983	140,965
Linde AG	4,488	836,014
MAN AG	986	106,237
Merck KGaA	1,543	233,062
Metro AG	3,295	93,791
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,375	819,994
QIAGEN NV (b)	5,683	118,650
RWE AG	11,867	443,005
Salzgitter AG	1,012	40,671
SAP AG	22,208	1,786,128
Siemens AG Reg.	20,181	2,175,485
Suedzucker AG	1,813	76,629
ThyssenKrupp AG (b)	9,562	194,944
United Internet AG Reg.	2,138	52,052
Volkswagen AG	733	138,247

		21,635,329

Greece (0.06%)
Coca-Cola Hellenic Bottling Co. SA (b)	5,026	134,750
OPAP SA	5,630	44,346

		179,096

Hong Kong (3.10%)
AIA Group Ltd.	288,954	1,266,715
ASM Pacific Technology Ltd.	4,500	49,568
Bank of East Asia Ltd.	29,625	117,013
BOC Hong Kong Holdings Ltd.	91,000	304,949
Cathay Pacific Airways Ltd.	29,000	49,735
Cheung Kong Holdings Ltd.	34,000	503,685
Cheung Kong Infrastructure Holdings Ltd.	12,000	82,386
CLP Holdings Ltd.	42,283	370,668

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
First Pacific Company Ltd.	52,000	$70,489
Galaxy Entertainment Group Ltd. (b)	50,000	209,670
Hang Lung Properties Ltd.	54,000	202,517
Hang Seng Bank Ltd.	18,674	299,560
Henderson Land Development Co. Ltd.	22,926	157,111
HKT Trust and HKT Ltd.	47,000	47,092
Hong Kong & China Gas Co. Ltd.	122,547	357,242
Hong Kong Exchanges & Clearing Ltd.	25,400	434,359
Hopewell Holdings Ltd.	14,500	58,955
Hutchison Whampoa Ltd.	50,210	525,278
Hysan Development Co. Ltd.	16,000	81,309
Kerry Properties Ltd.	18,000	80,357
Li & Fung Ltd.	142,000	196,298
Link REIT, The	55,500	303,416
MGM China Holdings Ltd.	23,600	50,909
MTR Corporation Ltd.	36,500	145,259
New World Development Co. Ltd.	89,700	152,682
NWS Holdings Ltd.	34,500	61,853
Orient Overseas International Ltd.	5,100	34,575
PCCW Ltd.	101,000	46,662
Power Assets Holdings Ltd.	34,000	320,896
Sands China Ltd.	58,400	303,881
Shangri-La Asia Ltd.	38,960	76,802
Sino Land Co. Ltd.	72,600	123,563
SJM Holdings Ltd.	48,000	120,283
Sun Hung Kai Properties Ltd.	38,000	511,810
Swire Pacific Ltd. Class A	16,000	204,602
Swire Properties Ltd.	26,400	94,063
Wharf Holdings Ltd.	35,953	322,230
Wheelock and Co. Ltd.	22,000	118,176
Wing Hang Bank Ltd.	4,500	47,906
Wynn Macau Ltd. (b)	39,200	104,699
Yue Yuen Industrial Holdings Ltd.	18,500	60,565

		8,669,788

Ireland (0.29%)
CRH PLC (Dublin)	17,371	383,575
Elan Corp. PLC (b)	12,110	140,324
Kerry Group PLC Class A (Dublin)	3,634	216,664
Ryanair Holdings PLC	10,018	76,524

		817,087

Israel (0.53%)
Bank Hapoalim B.M. (b)	25,304	114,957
Bank Leumi Le-Israel (b)	30,149	106,621
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	60,797
Delek Group Ltd.	101	28,457
Israel Chemicals Ltd.	10,564	136,890
Israel Corporation Ltd., The	58	44,103
Mellanox Technologies Ltd. (b)	876	48,476
Mizrahi Tefahot Bank Ltd. (b)	2,895	30,929
NICE Systems Ltd. (b)	1,480	54,426

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	21,731	$863,809

		1,489,465

Italy (1.94%)
Assicurazioni Generali SpA	28,348	443,830
Atlantia SpA	8,275	131,062
Banca Monte Dei Paschi di Siena SpA (b)	146,134	34,880
Banco Popolare Societa Cooperativa (b)	41,594	52,693
Enel Green Power SpA	41,261	77,541
Enel SpA	160,263	525,491
Eni SpA	61,726	1,381,945
EXOR SpA	1,697	47,566
Fiat Industrial SpA	21,058	237,482
Fiat SpA (b)	20,822	111,228
Finmeccanica SpA (b)	10,285	49,615
Intesa Sanpaolo	244,430	360,144
Intesa Sanpaolo RSP	23,945	30,339
Luxottica Group SpA	3,837	192,654
Mediobanca SpA	12,206	62,393
Pirelli & C. SpA	5,997	63,092
Prysmian SpA	4,884	100,765
Saipem SpA	6,534	200,825
Snam SpA	41,301	188,672
Telecom Italia RNC SpA	151,926	93,667
Telecom Italia SpA	232,036	163,656
Tenaris SA	11,627	236,786
Terna - Rete Elettrica Nationale SpA	32,350	134,271
UBI Banca - Unione di Banche Italiane ScpA	20,407	75,594
UniCredit SpA (b)	97,788	419,749

		5,415,940

Japan (21.15%)
ABC-Mart Inc.	600	22,885
ACOM Co. Ltd. (b)	700	20,044
Advantest Corp.	3,480	49,258
Aeon Co. Ltd.	14,700	190,329
Aeon Credit Service Co. Ltd.	1,400	39,713
Aeon Mall Co. Ltd.	1,900	58,017
Air Water Inc.	4,000	55,786
Aisin Seiki Co. Ltd.	4,700	173,249
Ajinomoto Co. Inc.	16,000	235,260
Alfresa Holdings Corp.	1,000	54,450
All Nippon Airways Co. Ltd.	27,000	55,721
Amada Co. Ltd.	9,000	59,862
Aozora Bank Ltd.	22,000	62,221
Asahi Glass Co. Ltd.	25,000	174,134
Asahi Group Holdings Ltd.	9,500	227,170
Asahi Kasei Corp.	31,000	209,505
ASICS Corp.	4,000	66,138
Astellas Pharma Inc.	10,751	580,198
Bank of Kyoto Ltd., The	8,000	78,443
Bank of Yokohama Ltd., The	29,000	168,251
Benesse Holdings Inc.	1,700	72,350

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Bridgestone Corp.	15,700	$528,274
Brother Industries Ltd.	5,600	58,003
CALBEE Inc.	400	31,476
Canon Inc.	27,600	1,014,300
Casio Computer Co. Ltd. (b)	5,900	46,144
Central Japan Railway Co.	3,500	369,820
Chiba Bank Ltd., The	19,000	136,963
Chiyoda Corp.	4,000	44,829
Chubu Electric Power Co. Inc.	16,000	194,866
Chugai Pharmaceutical Co. Ltd.	5,600	124,792
Chugoku Bank Ltd., The	4,000	64,755
Chugoku Electric Power Company Inc., The	7,300	95,392
Citizen Holdings Co. Ltd.	5,900	30,209
Coca-Cola West Co. Ltd.	1,400	24,387
Cosmo Oil Co. Ltd. (b)	15,000	31,738
Credit Saison Co. Ltd.	3,800	95,071
Dai Nippon Printing Co. Ltd.	14,000	133,763
Daicel Chemical Industries Ltd.	7,000	54,790
Daido Steel Co. Ltd.	7,000	37,372
Daihatsu Motor Co. Ltd.	4,000	83,236
Dai-ichi Life Insurance Company Ltd.	210	281,803
Daiichi Sankyo Co. Ltd.	16,013	309,095
Daikin Industries Ltd.	5,600	220,387
Dainippon Sumitomo Pharma Co. Ltd.	3,700	65,468
Daito Trust Construction Co. Ltd.	1,800	154,467
Daiwa House Industry Co. Ltd.	12,000	234,702
Daiwa Securities Group Inc.	40,000	283,546
DeNA Co. Ltd.	2,500	68,166
Denki Kagaku Kogyo KK	11,000	39,768
Denso Corp.	11,700	497,115
Dentsu Inc.	4,500	134,397
Don Quijote Co. Ltd.	1,200	53,227
East Japan Railway Co.	8,000	658,534
Eisai Co. Ltd.	6,200	277,778
Electric Power Development Co. Ltd.	2,980	75,841
FamilyMart Co. Ltd.	1,500	68,561
Fanuc Corp.	4,600	708,264
Fast Retailing Co. Ltd.	1,300	415,723
Fuji Electric Co. Ltd.	13,000	38,232
Fuji Heavy Industries Ltd.	14,000	222,067
FUJIFILM Holdings Corp.	11,400	226,133
Fujitsu Ltd.	46,000	192,167
Fukuoka Financial Group Inc.	18,000	90,253
Furukawa Electric Co. Ltd.	15,000	33,244
Gree Inc.	2,300	28,973
GS Yuasa Corp.	9,000	37,717
Gunma Bank Ltd.	10,000	59,722
Hachijuni Bank Ltd., The	10,000	59,909
Hakuhodo DY Holdings Inc.	590	45,403
Hamamatsu Photonics KK	1,700	67,437
Hankyu Hanshin Holdings Inc.	28,000	169,068
Hino Motors Ltd.	6,000	65,141
Hirose Electric Co. Ltd.	700	92,378
Hiroshima Bank Ltd., The	11,000	53,286
Hisamitsu Pharmaceutical Co. Inc.	1,500	81,258

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Chemical Co. Ltd.	2,500	$38,321
Hitachi Construction Machinery Co. Ltd.	2,400	51,651
Hitachi High-Technologies Corp.	1,400	29,278
Hitachi Ltd.	112,000	653,858
Hitachi Metals Ltd.	4,000	38,327
Hokkaido Electric Power Co. Inc. (b)	4,400	45,001
Hokuriku Electric Power Co.	4,100	50,658
Honda Motor Co. Ltd.	39,200	1,509,610
Hoya Corp.	10,800	203,674
Hulic Company Ltd.	5,900	48,575
Ibiden Co. Ltd.	3,000	47,017
Idemitsu Kosan Co. Ltd.	500	43,620
IHI Corp.	33,000	100,476
INPEX Corp.	54	290,832
Isetan Mitsukoshi Holdings Ltd.	9,080	131,264
Isuzu Motors Ltd.	28,000	169,694
Itochu Corp.	36,200	444,802
Itochu Techno-Solutions Corp.	600	29,705
Iyo Bank Ltd., The	6,000	55,688
J. Front Retailing Co. Ltd.	11,400	89,035
Japan Airlines Co. Ltd.	1,469	68,524
Japan Exchange Group Inc.	1,100	102,005
Japan Petroleum Exploration Co.	700	27,588
Japan Prime Realty Investment Corp.	19	73,595
Japan Real Estate Investment Corp.	14	193,984
Japan Retail Fund Investment Corp.	51	126,537
Japan Steel Works Ltd., The	8,000	42,432
Japan Tobacco Inc.	26,800	857,265
JFE Holdings Inc.	11,800	228,389
JGC Corp.	5,000	128,325
Joyo Bank Ltd., The	16,000	89,254
JSR Corp.	4,500	92,237
JTEKT Corp.	5,100	48,304
Jupiter Telecommunications Co. Ltd.	48	62,809
JX Holdings Inc.	53,900	303,914
Kajima Corp.	20,000	54,355
Kamigumi Co. Ltd.	6,000	55,209
Kaneka Corp.	7,000	40,491
Kansai Electric Power Company Inc., The (b)	18,500	175,432
Kansai Paint Co. Ltd.	5,000	55,532
Kao Corp.	12,600	407,508
Kawasaki Heavy Industries Ltd.	36,000	114,087
KDDI Corp.	13,200	551,916
Keikyu Corp.	12,000	125,353
Keio Corp.	14,000	120,370
Keisei Electric Railway Co. Ltd.	7,000	73,953
Keyence Corp.	1,064	326,902
Kikkoman Corp.	4,000	69,942
Kinden Corp.	3,000	19,694
Kintetsu Corp.	39,000	181,848
Kirin Holdings Co. Ltd.	21,000	337,646
Kobe Steel Ltd. (b)	63,000	74,164
Koito Manufacturing Company Ltd.	2,000	34,533
Komatsu Ltd.	22,700	542,922
Konami Corp.	2,400	48,036

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Konica Minolta Holdings Inc.	12,000	$87,999
Kubota Corp.	25,000	362,772
Kuraray Co. Ltd.	8,700	122,682
Kurita Water Industries Ltd.	2,800	62,175
Kyocera Corp.	3,600	330,309
Kyowa Hakko Kirin Co. Ltd.	6,000	68,024
Kyushu Electric Power Co. Inc. (b)	10,000	101,958
Lawson Inc.	1,500	115,172
LIXIL Group Corp.	6,500	129,686
M3 Inc.	12	23,429
Mabuchi Motor Co. Ltd.	600	32,448
Makita Corp.	2,700	120,371
Marubeni Corp.	39,000	298,588
Marui Group Co. Ltd.	5,600	58,158
Maruichi Steel Tube Ltd.	1,100	25,667
Mazda Motor Corp. (b)	65,000	191,195
McDonald’s Holdings Company Ltd. (Japan)	1,600	43,087
MEDIPAL HOLDINGS CORP.	3,300	46,300
MEIJI Holdings Company Ltd.	1,419	65,107
Miraca Holdings Inc.	1,400	67,282
Mitsubishi Chemical Holdings Corp.	33,500	159,678
Mitsubishi Corp.	34,200	644,118
Mitsubishi Electric Corp.	47,000	382,343
Mitsubishi Estate Co. Ltd.	30,000	849,822
Mitsubishi Gas Chemical Co. Inc.	9,000	59,607
Mitsubishi Heavy Industries Ltd.	74,000	428,124
Mitsubishi Logistics Corp.	3,000	55,647
Mitsubishi Materials Corp.	28,000	79,260
Mitsubishi Motors Corp. (b)	99,000	103,512
Mitsubishi Tanabe Pharma Corp.	5,500	84,334
Mitsubishi UFJ Financial Group Inc.	307,160	1,853,168
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,200	74,411
Mitsui & Co. Ltd.	42,300	596,348
Mitsui Chemicals Inc.	20,000	43,644
Mitsui Fudosan Co. Ltd.	20,000	571,146
Mitsui OSK Lines Ltd. (b)	25,000	82,727
Mitsui Sumitomo Insurance Group Holdings Inc.	12,200	271,736
Mizuho Financial Group Inc.	554,100	1,188,989
Murata Manufacturing Co. Ltd.	5,000	378,048
Nabtesco Corp.	2,400	49,275
Namco Bandai Holdings Inc.	4,100	72,527
NEC Corp.	64,000	170,872
Nexon Co. Ltd.	2,800	27,335
NGK Insulators Ltd.	7,000	74,784
NGK Spark Plug Co. Ltd.	4,000	61,347
NHK Spring Co. Ltd.	4,100	42,926
Nidec Corp.	2,700	161,849
Nikon Corp.	8,500	200,228
Nintendo Co. Ltd.	2,600	281,054
Nippon Building Fund Inc.	15	210,183
Nippon Electric Glass Co. Ltd.	10,000	49,932
Nippon Express Co. Ltd.	20,000	95,896
Nippon Meat Packers Inc.	4,000	64,563
Nippon Paper Group Inc.	2,500	38,138

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Steel Corp.	184,000	$468,664
Nippon Telegraph & Telephone Corp.	10,700	467,157
Nippon Yusen KK	38,000	97,941
Nishi-Nippon City Bank Ltd., The	17,000	52,651
Nissan Motor Co. Ltd.	60,100	582,996
Nisshin Seifun Group Inc.	4,500	59,454
Nissin Foods Holdings Co. Ltd.	1,400	64,272
Nitori Holdings Co. Ltd.	800	61,765
Nitto Denko Corp.	4,000	240,849
NKSJ Holdings Inc.	9,300	195,906
NOK Corp.	2,500	36,167
Nomura Holdings Inc.	88,000	547,161
Nomura Real Estate Holdings Inc.	2,400	53,865
Nomura Real Estate Office Fund Inc.	7	51,593
Nomura Research Institute Ltd.	2,500	64,563
NSK Ltd.	11,000	83,966
NTT Data Corp.	32	105,666
NTT DoCoMo Inc.	370	550,030
NTT Urban Development Corp.	29	34,959
Obayashi Corp.	16,000	76,544
Odakyu Electric Railway Co. Ltd.	15,000	186,950
Oji Paper Co. Ltd.	21,000	78,965
Olympus Corp. (b)	4,600	109,153
Omron Corp.	5,100	129,005
Ono Pharmaceutical Co. Ltd.	2,000	123,610
Oracle Corp. Japan	900	40,604
Oriental Land Co. Ltd.	1,200	196,569
Orix Corp. (b)	25,500	325,583
Osaka Gas Co. Ltd.	46,000	201,161
OTSUKA Corp.	400	43,586
Otsuka Holdings Co. Ltd.	8,600	298,501
Panasonic Corp.	53,100	399,857
Park24 Co. Ltd.	2,000	39,156
Rakuten Inc.	18,200	186,134
Resona Holdings Inc.	46,200	243,940
Ricoh Co. Ltd.	15,000	163,762
RINNAI Corp.	800	57,034
Rohm Co. Ltd.	2,400	83,215
Sankyo Co. Ltd.	1,300	60,867
Sanrio Co. Ltd.	1,100	48,856
Santen Pharmaceutical Co. Ltd.	1,800	83,252
SBI Holdings Inc.	5,445	48,354
Secom Co. Ltd.	5,100	263,213
Sega Sammy Holdings Inc.	4,768	95,721
Sekisui Chemical Co. Ltd.	9,000	99,434
Sekisui House Ltd.	13,000	176,652
Seven & I Holdings Co. Ltd.	18,440	611,831
Seven Bank Ltd.	11,400	36,707
Sharp Corp. (b)	25,000	71,529
Shikoku Electric Power Co. Inc. (b)	3,700	52,735
Shimadzu Corp.	6,000	42,631
Shimamura Co. Ltd.	500	58,459
Shimano Inc.	1,800	147,337
Shimizu Corp.	14,000	45,937
Shin-Etsu Chemical Co. Ltd.	9,900	656,595
Shinsei Bank Ltd.	39,000	89,618

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shionogi & Co. Ltd.	7,500	$151,996
Shiseido Co. Ltd.	8,600	120,567
Shizuoka Bank Ltd., The	13,000	146,750
Showa Denko KK	36,000	54,241
Showa Shell Sekiyu KK	4,300	30,554
SMC Corp.	1,300	252,444
Softbank Corp.	22,600	1,041,222
Sojitz Corp.	33,000	51,790
Sony Corp.	23,800	414,140
Sony Financial Holdings Inc.	4,200	62,818
Stanley Electric Co. Ltd.	3,500	60,721
SUMCO Corp.	2,900	33,000
Sumitomo Chemical Co. Ltd.	38,000	119,631
Sumitomo Corp.	27,100	342,765
Sumitomo Electric Industries Ltd.	18,600	228,856
Sumitomo Heavy Industries Ltd.	14,000	55,593
Sumitomo Metal Mining Co. Ltd.	13,000	184,803
Sumitomo Mitsui Financial Group Inc.	32,600	1,337,410
Sumitomo Mitsui Trust Holdings Inc.	74,000	352,375
Sumitomo Realty & Development Co. Ltd.	8,000	311,657
Sumitomo Rubber Industries Ltd.	4,300	72,190
Suruga Bank Ltd.	4,000	64,279
Suzuken Co. Ltd.	1,640	59,536
Suzuki Motor Corp.	8,800	197,219
Sysmex Corp.	1,800	109,669
T&D Holdings Inc.	14,000	167,678
TAIHEIYO CEMENT CORP.	29,000	69,649
Taisei Corp.	26,000	72,345
Taisho Pharmaceutical Holdings Co. Ltd.	900	63,787
Taiyo Nippon Sanso Corp.	5,000	34,819
Takashimaya Co. Ltd.	7,000	69,446
Takeda Pharmaceutical Co. Ltd.	19,200	1,051,828
TDK Corp.	3,100	108,951
Teijin Ltd.	23,000	53,364
Terumo Corp.	3,700	159,253
THK Co. Ltd.	2,900	57,623
Tobu Railway Co. Ltd.	25,000	143,524
Toho Co. Ltd.	2,700	56,444
Toho Gas Co. Ltd.	10,000	63,710
Tohoku Electric Power Co. Inc. (b)	10,800	86,142
Tokio Marine Holdings Inc.	16,400	474,458
Tokyo Electric Power Company Inc. (b)	36,200	89,942
Tokyo Electron Ltd.	4,300	183,456
Tokyo Gas Co. Ltd.	59,000	318,927
Tokyu Corp.	28,000	207,131
Tokyu Land Corp.	10,000	94,363
TonenGeneral Sekiyu KK	7,000	69,413
Toppan Printing Co. Ltd.	14,000	101,070
Toray Industries Inc.	36,000	244,522
Toshiba Corp.	97,000	494,650
Toto Ltd.	7,000	62,890
Toyo Seikan Kaisha Ltd.	3,800	52,550
Toyo Suisan Kaisha Ltd.	2,000	61,738

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,600	$38,509
Toyota Boshoku Corp.	1,700	24,070
Toyota Industries Corp.	4,100	151,039
Toyota Motor Corp.	66,800	3,444,593
Toyota Tsusho Corp.	5,200	133,303
Trend Micro Inc.	2,700	75,810
Tsumura & Co.	1,500	54,842
UBE Industries Ltd.	25,000	49,389
Unicharm Corp.	2,700	154,165
Ushio Inc.	2,600	26,617
USS Co. Ltd.	520	59,803
West Japan Railway Co.	4,200	202,063
Yahoo Japan Corp.	348	160,540
Yakult Honsha Co. Ltd.	2,400	96,894
Yamada Denki Co. Ltd.	2,150	98,643
Yamaguchi Financial Group Inc.	5,000	49,930
Yamaha Corp.	4,200	40,892
Yamaha Motor Co. Ltd.	6,700	90,727
Yamato Holdings Co. Ltd.	9,300	168,689
Yamato Kogyo Co. Ltd.	900	24,679
Yamazaki Baking Co. Ltd.	3,000	39,608
Yaskawa Electric Corp.	5,000	50,381
Yokogawa Electric Corp.	4,600	46,166

		59,092,448

Netherlands (2.48%)
Aegon NV	41,827	252,554
Akzo Nobel NV	5,732	364,190
ArcelorMittal	23,051	299,466
ASML Holding NV	7,578	510,423
Corio NV	1,512	70,631
D.E Master Blenders 1753 NV (b)	12,321	190,403
Delta Lloyd NV	3,329	57,337
Fugro NV	1,643	91,071
Heineken Holding NV	2,373	152,263
Heineken NV	5,577	420,653
ING Groep NV (b)	93,470	672,558
Koninklijke Ahold NV	24,046	368,632
Koninklijke Boskalis Westminster NV CVA	1,782	70,894
Koninklijke DSM NV	3,680	214,444
Koninklijke KPN NV	24,658	83,054
Koninklijke Philips Electronics NV	23,210	686,714
Koninklijke Vopak NV	1,674	100,987
Randstad Holding NV	2,870	117,806
Reed Elsevier NV	16,529	283,368
TNT Express NV	8,040	58,963
Unilever NV CVA	39,254	1,608,375
Wolters Kluwer - CVA	7,321	159,978
Ziggo NV	2,698	94,930

		6,929,694

New Zealand (0.13%)
Auckland International Airport Ltd.	22,515	55,563
Contact Energy Ltd.	9,092	43,378
Fletcher Building Ltd.	16,252	116,829

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
SKYCITY Entertainment Group Ltd.	12,916	$47,721
Telecom Corp. of New Zealand Ltd.	47,339	92,911

		356,402

Norway (0.88%)
Aker Solutions ASA	3,887	72,960
DnB NOR ASA	23,170	340,997
Gjensidige Forsikring ASA	5,047	83,515
Norsk Hydro ASA	22,479	97,868
Orkla ASA	17,556	141,124
Seadrill Ltd.	8,637	314,761
Statoil ASA	27,240	665,008
Subsea 7 SA	6,694	157,320
Telenor ASA	17,264	380,120
Yara International ASA	4,530	206,789

		2,460,462

Portugal (0.17%)
Banco Espirito Santo SA Reg. (b)	45,190	46,348
Energias de Portugal SA	48,117	148,280
Galp Energia SGPS SA B Shares	6,338	99,360
Jeronimo Martins SGPS SA	5,577	108,601
Portugal Telecom SGPS SA	16,229	80,451

		483,040

Singapore (1.76%)
Ascendas Real Estate Investment Trust	47,000	98,761
CapitaCommercial Trust	43,000	55,073
Capitaland Ltd.	62,692	179,312
Capitamall Trust	58,000	97,895
CapitaMalls Asia Ltd.	34,000	56,408
City Developments Ltd.	12,031	110,318
Comfortdelgro Corp. Ltd.	47,000	72,524
DBS Group Holdings Ltd.	44,667	578,117
Genting Singapore PLC	150,400	181,962
Global Logistic Properties Ltd.	49,000	104,060
Golden Agri-Resources Ltd.	166,702	78,010
Hutchison Port Holdings Trust	130,000	110,919
Jardine Cycle & Carriage Ltd.	2,015	83,324
Keppel Corp. Ltd.	35,202	318,881
Keppel Land Ltd.	18,000	57,411
Noble Group Ltd.	90,654	89,317
Olam International Ltd.	40,900	56,939
Oversea-Chinese Banking Corporation Ltd.	63,000	542,720
Sembcorp Industries Ltd.	25,200	105,810
Sembcorp Marine Ltd.	21,200	76,060
Singapore Airlines Ltd.	13,000	114,194
Singapore Exchange Ltd.	21,000	130,823
Singapore Press Holdings Ltd.	37,200	134,569
Singapore Technologies Engineering Ltd.	36,381	126,745
Singapore Telecommunications Ltd.	194,150	562,916
StarHub Ltd.	15,000	52,731

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
United Overseas Bank Ltd.	30,616	$504,733
UOL Group Ltd.	10,461	59,073
Wilmar International Ltd.	48,000	134,199
Yangzijiang Shipbuilding Holdings Ltd.	48,000	37,728

		4,911,532

Spain (2.73%)
Abertis Infraestructuras SA	8,642	145,609
Acciona SA	580	31,755
ACS Actividades de Construccion y Servicios SA	3,570	83,645
Amadeus IT Holding SA A Shares	7,713	209,084
Banco Bilbao Vizcaya Argentaria SA	132,039	1,152,941
Banco de Sabadell SA (b)	69,487	127,948
Banco Popular Espanol SA (b)	128,916	95,860
Banco Santander SA (Madrid)	253,633	1,718,271
Bankia SA (b)	25,621	5,447
CaixaBank	24,252	82,279
Distribuidora Internacional de Alimentacion SA	14,395	99,907
Enagas SA	4,514	105,277
Ferrovial SA	9,878	157,220
Gas Natural SDG SA	8,551	151,737
Grifols SA (b)	3,546	131,706
Iberdrola SA	111,645	521,926
Industria de Diseno Textil SA	5,309	707,480
International Consolidated Airlines Group SA (b)	23,616	91,103
Mapfre SA	19,111	59,390
Red Electrica Corporacion SA	2,728	137,386
Repsol SA	20,011	406,544
Telefonica SA	98,571	1,335,494
Zardoya Otis SA	3,885	52,079

		7,610,088

Sweden (3.26%)
Alfa Laval AB	8,017	185,074
Assa Abloy AB Class B	8,102	331,216
Atlas Copco AB Class A	16,252	462,426
Atlas Copco AB Class B	9,356	237,046
Boliden AB	6,896	111,396
Electrolux AB Series B	5,897	150,317
Elekta AB B Shares	9,032	137,006
Getinge AB B Shares	5,002	152,732
Hennes & Mauritz AB (H&M) B Shares	22,778	815,774
Hexagon AB B Shares	5,817	158,861
Husqvarna AB B Shares	10,537	62,333
Industrivarden AB C Shares	2,968	54,138
Investment AB Kinnevik B Shares	5,200	126,234
Investor AB B Shares	11,110	321,374
Lundin Petroleum AB (b)	5,481	119,102
Millicom International Cellular SA SDR	1,498	119,685
Nordea Bank AB	64,033	726,436
Ratos AB B Shares	4,836	51,177
Sandvik AB	24,278	374,506

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Scania AB Class B	7,558	$158,567
Securitas AB Class B	7,894	74,392
Skandinaviska Enskilda Banken AB Class A	33,925	341,176
Skanska AB Class B	9,310	168,598
SKF AB B Shares	9,423	230,252
Svenska Cellulosa AB B Shares	14,105	364,162
Svenska Handelsbanken AB A Shares	11,968	511,885
Swedbank AB - A Shares	19,179	436,982
Swedish Match AB	4,943	153,442
Tele2 AB Class B	8,000	139,540
Telefonaktiebolaget LM Ericsson B Shares	74,047	927,638
TeliaSonera AB	52,509	375,022
Volvo AB B Shares	35,645	520,411

		9,098,900

Switzerland (9.09%)
ABB Ltd. Reg. (b)	53,019	1,203,618
Actelion Ltd. Reg. (b)	2,685	145,999
Adecco SA Reg. (b)	3,202	175,624
Aryzta AG (b)	2,151	127,131
Baloise Holding AG Reg.	1,180	110,862
Banque Cantonale Vaudoise (BCV) Reg.	75	41,911
Barry Callebaut AG Reg. (b)	44	42,454
Compagnie Financiere Richemont SA Class A	12,562	989,027
Credit Suisse Group AG Reg. (b)	30,347	798,145
Ems-Chemie Holding AG Reg	168	50,588
Geberit AG Reg. (b)	866	213,533
Givaudan SA Reg. (b)	204	250,785
Holcim Ltd. Reg. (b)	5,548	443,152
Julius Baer Group Ltd. (b)	5,073	197,708
Kuehne & Nagel International AG Reg.	1,281	139,857
Lindt & Spruengli AG (b)	22	84,716
Lindt & Spruengli AG Reg. (b)	3	135,365
Lonza Group AG Reg. (b)	1,300	84,522
Nestle SA Reg.	78,377	5,672,503
Novartis AG	55,624	3,964,428
Pargesa Holding SA	681	46,361
Partners Group Holding AG	388	95,820
Roche Holding AG	17,017	3,967,054
Schindler Holding AG	1,157	169,703
Schindler Holding AG Reg.	543	77,487
SGS SA Reg	135	331,342
Sika AG	54	131,393
Sonova Holding AG Reg. (b)	1,202	144,352
Sulzer AG Reg.	564	96,512
Swatch Group AG Reg., The	1,093	111,137
Swatch Group AG, The	743	433,168
Swiss Life Holding AG Reg. (b)	777	115,503
Swiss Prime Site AG Reg. (b)	1,325	107,318
Swiss Re AG (b)	8,542	695,678
Swisscom AG	579	268,151

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Syngenta AG Reg.	2,259	$945,297
Transocean Ltd. (b)	8,641	446,429
UBS AG Reg. (b)	88,513	1,361,082
Zurich Insurance Group AG (b)	3,537	987,352

		25,403,067

United Kingdom (21.77%)
3i Group PLC	24,468	117,839
Aberdeen Asset Management PLC	20,952	136,922
Admiral Group PLC	5,073	102,932
Aggreko PLC	6,561	178,068
AMEC PLC	7,634	122,680
Anglo American PLC	33,824	873,443
Antofagasta PLC	9,805	147,183
ARM Holdings PLC	33,306	469,290
Associated British Foods PLC	8,747	252,993
AstraZeneca PLC	30,007	1,505,173
Aviva PLC	71,481	324,019
Babcock International Group PLC	8,948	148,174
BAE Systems PLC	78,568	471,734
Balfour Beatty PLC	17,065	61,047
Barclays PLC	281,893	1,254,216
BG Group PLC	82,522	1,420,042
BHP Billiton PLC	50,997	1,485,119
BP PLC	462,792	3,254,354
British American Tobacco PLC	46,808	2,509,962
British Land Co. PLC	21,137	174,978
British Sky Broadcasting Group PLC	26,087	350,632
BT Group PLC	192,166	811,628
Bunzl PLC	7,962	157,157
Burberry Group PLC	10,958	221,844
Capita PLC	15,708	214,719
Carnival PLC	4,528	158,300
Centrica PLC	126,108	705,911
Cobham PLC	27,590	102,177
Compass Group PLC	44,907	574,775
Croda International PLC	3,321	138,716
Diageo PLC	60,557	1,908,184
Eurasian Natural Resources Corp.	6,649	24,980
Evraz PLC	8,762	29,683
Experian PLC	24,814	430,076
Fresnillo PLC	4,520	93,489
G4S PLC	35,563	158,027
GKN PLC	38,488	155,101
GlaxoSmithKline PLC	118,927	2,784,918
Glencore International PLC	93,407	506,824
Hammerson PLC	17,233	129,173
Hargreaves Lansdown PLC	5,175	68,424
HSBC Holdings PLC	445,043	4,748,420
ICAP PLC	13,524	59,848
IMI PLC	7,949	156,918
Imperial Tobacco Group PLC	23,823	833,215
Inmarsat PLC	11,000	117,761
InterContinental Hotels Group PLC	6,275	191,809
Intertek Group PLC	4,020	207,723
Intu Properties PLC	13,962	71,118

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Invensys PLC	20,825	$111,532
Investec PLC	12,880	90,076
ITV PLC	93,147	183,660
J Sainsbury PLC	30,567	176,064
Johnson Matthey PLC	5,075	178,035
Kazakhmys PLC	5,398	32,301
Kingfisher PLC	58,563	256,701
Land Securities Group PLC	19,258	243,104
Legal & General Group PLC	139,836	367,983
Lloyds Banking Group PLC (b)	1,023,205	762,407
London Stock Exchange Group PLC	4,159	82,711
Marks & Spencer Group PLC	39,238	232,687
Meggitt PLC	19,120	143,060
Melrose Industries PLC	29,574	119,775
National Grid PLC	88,322	1,026,280
Next PLC	3,994	265,347
Old Mutual PLC	120,053	370,935
Pearson PLC	20,122	362,058
Petrofac Ltd.	6,369	139,033
Prudential PLC	62,154	1,009,476
Randgold Resources Ltd.	2,133	183,947
Reckitt Benckiser Group PLC	15,542	1,115,877
Reed Elsevier PLC	28,440	338,367
Resolution Ltd.	34,700	144,151
Rexam PLC	19,943	160,142
Rio Tinto PLC	32,377	1,524,971
Rolls-Royce Holdings PLC (b)	45,645	785,419
Royal Bank of Scotland Group PLC (b)	50,928	214,008
Royal Dutch Shell PLC Class A	90,444	2,932,501
Royal Dutch Shell PLC Class B	63,380	2,107,705
RSA Insurance Group PLC	86,965	154,201
SABMiller PLC	23,010	1,213,680
Sage Group PLC, The	30,107	157,002
Schroders PLC	2,872	92,255
SEGRO PLC	17,831	69,068
Serco Group PLC	11,902	113,775
Severn Trent PLC	5,910	154,001
Shire PLC	13,601	414,210
Smith & Nephew PLC	21,857	252,806
Smiths Group PLC	9,834	188,342
SSE PLC	22,826	516,012
Standard Chartered PLC	58,063	1,507,670
Standard Life PLC	57,413	320,101
Tate & Lyle PLC	11,504	148,645
Tesco PLC	194,975	1,133,415
Tui Travel PLC	9,511	47,184
Tullow Oil PLC	22,266	416,814
Unilever PLC	31,158	1,317,894
United Utilities Group PLC	16,915	182,292
Vedanta Resources PLC	2,263	34,722
Vodafone Group PLC	1,189,885	3,376,513
Weir Group PLC, The	5,313	183,308
Whitbread PLC	4,390	171,707
William Morrison Supermarkets PLC	53,178	223,523
Wolseley PLC	6,747	336,476
WPP PLC	30,495	487,341

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Xstrata PLC	50,943	$829,333

		60,824,321

Total Common Stocks
(cost $253,431,331)		275,566,826

Preferred Stocks (a) (0.57%)
Germany (0.57%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	79,252
Henkel AG & Co. KGaA PFD	4,332	417,350
Porsche Automobil Holding SE PFD	3,773	276,434
ProSiebenSat.1 Media AG PFD	2,229	79,786
RWE AG-Non Voting PFD	986	35,422
Volkswagen AG PFD	3,528	702,680

		1,590,924

Total Preferred Stocks
(cost $710,578)		1,590,924

	Shares	Value
Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund	112,850	$112,850

Total Short-term Investments
(cost $ 112,850)		112,850

TOTAL INVESTMENTS (99.25%)
(cost $ 254,254,759)		277,270,600
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.75%)		2,088,982

NET ASSETS (100.00%)		$279,359,582

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At March 31, 2013, cash in the amount of $317,933 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$76,118,611	27.45
British Pound	60,824,321	21.94
Japanese Yen	59,092,448	21.31
Australian Dollar	25,577,208	9.22
Swiss Franc	25,403,067	9.16
Swedish Krona	9,098,900	3.28
Hong Kong Dollar	8,669,788	3.13
Singapore Dollar	4,800,613	1.73
Danish Krone	3,155,546	1.14
Norwegian Krone	2,460,462	0.89
Israeli Shekel	1,489,465	0.54
New Zealand Dollar	356,402	0.13
United States Dollar	223,769	0.08

Total Investments	$277,270,600	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$68,819,582	24.63
Industrials	34,826,326	12.47
Consumer Staples	34,172,923	12.23
Consumer Discretionary	30,348,232	10.86
Health Care	28,523,535	10.21
Materials	24,691,368	8.84
Energy	19,906,012	7.13
Telecommunication Services	13,659,368	4.89
Information Technology	12,078,854	4.32
Utilities	10,131,550	3.63

Total Stocks	277,157,750	99.21
Short-term Investments	112,850	0.04
Cash and Other Assets, Net of Liabilities	2,088,982	0.75

Net Assets	$279,359,582	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	2	June 2013	$261,888	$258,917	$(2,971)
Euro Stoxx 50	16	June 2013	542,686	524,734	(17,952)
FTSE 100 Index	6	June 2013	585,112	578,621	(6,491)
Nikkei 225 Index	5	June 2013	319,879	330,382	10,503

Total					$(16,911)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Danish Krone	BNP Paribas SA	04/02/2013	(149,780)	$25,665	$—	$(86)

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.76%)
State Farm Variable Product Trust Bond Fund (a)	2,928,947	$31,925,524
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,422,625	53,358,724

Total Registered Investment Companies
(cost $71,692,166)		85,284,248

TOTAL INVESTMENTS (99.76%)
(cost $71,692,166)		85,284,248
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.24%)		205,758

NET ASSETS (100.00%)		$85,490,006

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.84%)
Agriculture, Foods, & Beverage (6.58%)
HJ Heinz Co.
5.350%, 07/15/2013	$500,000	$505,000
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	516,894
Hershey Co.
5.450%, 09/01/2016	500,000	570,736
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,167,241
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,371,156
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,176,171
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,105,249
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,035,864
Sysco Corp.
2.600%, 06/12/2022	1,000,000	999,249
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,003,515
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	1,000,933

		11,452,008

Banks (2.52%)
Wachovia Corp.
5.700%, 08/01/2013	500,000	508,806
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	526,734
US Bank NA
4.950%, 10/30/2014	500,000	532,686
Fifth Third Bank
4.750%, 02/01/2015	500,000	533,436
Wachovia Bank NA
5.600%, 03/15/2016	500,000	564,756
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	569,708
Bank of America NA
6.000%, 06/15/2016	500,000	562,938
Wachovia Corp.
5.750%, 06/15/2017	500,000	587,622

		4,386,686

Building Materials & Construction (1.23%)
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,000,000
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,137,733

		2,137,733

Chemicals (3.65%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,153,605
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	587,190

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$615,149
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,003,174
PPG Industries Inc.
2.700%, 08/15/2022	500,000	493,498
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	982,802
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,015,630
Praxair Inc.
2.700%, 02/21/2023	500,000	505,132

		6,356,180

Commercial Service/Supply (1.22%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,091,738
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,022,645

		2,114,383

Computers (0.69%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,196,463

Consumer & Marketing (3.45%)
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,016,810
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,063,568
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,163,035
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	604,598
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,142,508
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,005,655

		5,996,174

Electronic/Electrical Manufacturing (0.33%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	574,462

Financial Services (4.04%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,008,163
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	519,725
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	539,368
5.375%, 10/20/2016	500,000	569,585
5.400%, 02/15/2017	500,000	574,300

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Simon Property Group Inc.
6.125%, 05/30/2018	$1,000,000	$1,221,773
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,103,175
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	990,063
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	499,191

		7,025,343

Health Care (8.58%)
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,001,382
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	516,510
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,055,900
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,052,241
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	541,005
Baxter International Inc.
5.900%, 09/01/2016	500,000	581,517
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,159,102
Wyeth
5.450%, 04/01/2017	500,000	586,804
Amgen Inc.
5.850%, 06/01/2017	500,000	590,624
Johnson & Johnson
5.550%, 08/15/2017	500,000	598,026
AstraZeneca PLC
5.900%, 09/15/2017	500,000	600,200
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	605,990
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	598,780
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,208,855
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,119,629
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,112,685
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,006,147
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	996,612

		14,932,009

Machinery & Manufacturing (5.75%)
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	764,742
Caterpillar Inc.
5.700%, 08/15/2016	500,000	578,431
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,146,653

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.
5.300%, 03/15/2017	$500,000	$580,848
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	584,182
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,181,887
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	595,204
2.850%, 06/01/2022	1,000,000	1,024,434
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,007,238
Covidien International
3.200%, 06/15/2022	1,000,000	1,043,038
3M Co.
2.000%, 06/26/2022	500,000	495,444
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	994,449

		9,996,550

Media & Broadcasting (1.84%)
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,015,605
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,159,999
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,023,169

		3,198,773

Mining & Metals (3.41%)
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,001,562
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,062,544
Alcan Inc.
5.000%, 06/01/2015	500,000	541,010
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,102,752
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	579,330
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	613,750
3.500%, 03/22/2022	500,000	514,406
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	511,114

		5,926,468

Oil & Gas (3.86%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	580,954
Apache Corp.
5.625%, 01/15/2017	500,000	579,672
Shell International Finance
5.200%, 03/22/2017	500,000	580,600
Canadian National Resources
5.700%, 05/15/2017	500,000	583,849

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Weatherford International Inc.
6.350%, 06/15/2017	$500,000	$573,372
EOG Resources Inc.
5.875%, 09/15/2017	500,000	599,670
Husky Energy Inc.
6.200%, 09/15/2017	500,000	592,377
ConocoPhillips
5.200%, 05/15/2018	500,000	588,757
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,037,290
Shell International Finance
2.375%, 08/21/2022	500,000	496,078
EOG Resources Inc.
2.625%, 03/15/2023	500,000	493,772

		6,706,391

Retailers (5.25%)
Walgreen Co.
4.875%, 08/01/2013	500,000	507,008
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,112,441
Target Corp.
5.875%, 07/15/2016	1,000,000	1,167,530
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	576,677
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,162,538
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,176,748
Target Corp.
5.375%, 05/01/2017	500,000	585,112
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	591,280
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	609,330
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,154,212
Walgreen Co.
3.100%, 09/15/2022	500,000	494,778

		9,137,654

Telecom & Telecom Equipment (2.50%)
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,065,164
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,160,216
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,125,290
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	996,665

		4,347,335

Transportation (0.87%)
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,511,475

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (13.07%)
Vectren Utility Holdings
5.250%, 08/01/2013	$500,000	$507,060
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,047,013
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,124,459
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,144,944
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	580,935
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	581,979
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,154,032
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,180,539
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,156,486
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	598,676
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,158,478
Union Electric Co.
6.400%, 06/15/2017	500,000	603,774
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	596,434
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	603,192
Florida Power Corp.
5.800%, 09/15/2017	500,000	594,468
Virginia Electric & Power
5.950%, 09/15/2017	500,000	602,492
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	591,078
Florida Power Corp.
5.650%, 06/15/2018	500,000	599,120
Pacificorp
5.650%, 07/15/2018	500,000	609,696
Appalachian Power Co.
4.600%, 03/30/2021	500,000	569,458
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,123,767
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	504,146
Northern States Power Co.
2.150%, 08/15/2022	500,000	487,958
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	985,208
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,009,860
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,009,439
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	1,013,757

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Company of Colorado
2.500%, 03/15/2023	$1,000,000	$1,003,601

		22,742,049

Total Corporate Bonds
(cost $109,044,963)		119,738,136

Government Agency Securities (a) (0.87%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,519,468

Total Government Agency Securities
(cost $1,497,073)		1,519,468

U.S. Treasury Obligations (29.22%)
U.S. Treasury Notes
4.000%, 02/15/2015	2,000,000	2,140,000
4.250%, 08/15/2015	10,000,000	10,935,160
3.250%, 03/31/2017	8,000,000	8,850,624
3.500%, 02/15/2018	10,000,000	11,321,880
2.750%, 02/15/2019	7,500,000	8,268,750
3.625%, 02/15/2020	8,000,000	9,295,000

Total U.S. Treasury Obligations
(cost $47,072,594)		50,811,414

	Shares	Value
Short-term Investments (0.23%)
JPMorgan U.S. Government Money Market Fund	396,703	$396,703

Total Short-term Investments
(cost $396,703)		396,703

TOTAL INVESTMENTS (99.16%)
(cost $158,011,333)		172,465,721
OTHER ASSETS, NET OF LIABILITIES (0.84%)		1,461,003

NET ASSETS (100.00%)		$173,926,724

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Principal
	amount	Value
Short-term Investments (100.04%)
Agriculture, Foods, & Beverage (5.03%)
Coca-Cola Co. (a)
0.110%, 04/09/2013	$1,831,000	$1,830,939

Automotive (10.01%)
PACCAR Financial Corp.
0.130%, 05/09/2013	1,814,000	1,813,732
Toyota Motor Credit Corp.
0.150%, 04/01/2013	1,830,000	1,829,977

		3,643,709

Consumer & Marketing (5.36%)
Procter & Gamble Co., The (a)
0.140%, 05/22/2013	1,952,000	1,951,590

Financial Services (10.23%)
General Electric Capital Corp.
0.070%, 04/19/2013	1,900,000	1,899,922
Wells Fargo & Co.
0.150%, 06/05/2013	1,823,000	1,822,484

		3,722,406

Government Agency Securities (b) (30.44%)
Federal Home Loan Bank
0.125%, 04/15/2013	1,855,000	1,854,890
0.125%, 05/01/2013	1,785,000	1,784,795
0.100%, 05/08/2013	1,000,000	999,889
0.088%, 05/24/2013	1,500,000	1,499,795
Federal Home Loan Mortgage Corp.
0.130%, 04/24/2013	1,090,000	1,089,898
0.090%, 05/20/2013	2,350,000	2,349,694
0.110%, 06/10/2013	1,500,000	1,499,665

		11,078,626

Health Care (14.33%)
Abbott Laboratories (a)
0.130%, 04/02/2013	1,500,000	1,499,978
Merck & Co. Inc. (a)
0.110%, 05/14/2013	725,000	724,898
0.130%, 05/20/2013	1,122,000	1,121,789
Roche Holdings (a)
0.110%, 04/30/2013	1,000,000	999,902
0.120%, 05/13/2013	870,000	869,870

		5,216,437

Machinery & Manufacturing (2.47%)
John Deere Capital Corp. (a)
0.150%, 04/03/2013	900,000	899,981

Oil & Gas (5.02%)
Chevron Corp. (a)
0.100%, 04/04/2013	1,000,000	999,983
0.120%, 05/06/2013	825,000	824,896

		1,824,879

	Shares	Value
Short-term Investments (Cont.)
Registered Investment Companies (0.67%)
JPMorgan U.S. Government Money Market Fund	245,071	$245,071

	Principal
	amount	Value
U.S. Government Obligations (16.48%)
U.S. Treasury Bill
0.068%, 04/25/2013	$3,000,000	$2,999,847
0.052%, 05/30/2013	3,000,000	2,999,734

		5,999,581

Total Short-term Investments
(cost $ 36,413,219)		36,413,219

TOTAL INVESTMENTS (100.04%)
(cost $ 36,413,219)		36,413,219
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(15,061)

NET ASSETS (100.00%)		$36,398,158

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

50	See accompanying notes to schedules of investments.

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STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2013. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$45,701,442	$—	$—	$45,701,442
Short-term Investments	476,735	—	—	476,735
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	50,657,684	—	—	50,657,684
Registered Investment Companies (a)	359,598	—	—	359,598
Short-term Investments	291,952	—	—	291,952
International Equity Fund					—	600	—	600
Common Stocks (a)	—	39,997,530	—	39,997,530
Preferred Stocks (a)	—	458,230	—	458,230
Short-term Investments	1,496,769	—	—	1,496,769
Large Cap Index Fund					60,097	—	—	60,097
Common Stocks (a)	527,885,200	—	—	527,885,200
Short-term Investments	2,310,162	—	—	2,310,162
Small Cap Index Fund					100,941	—	—	100,941
Common Stocks (a)	256,032,855	—	0	256,032,855
Registered Investment Companies (a)	2,903,296	—	—	2,903,296
Short-term Investments	3,704,259	—	—	3,704,259
International Index Fund					(16,911)	(86)	—	(16,997)
Common Stocks (a)	—	275,566,826	0	275,566,826
Preferred Stocks (a)	—	1,590,924	—	1,590,924
Short-term Investments	112,850	—	—	112,850
Balanced Fund					—	—	—	—
Registered Investment Companies	85,284,248	—	—	85,284,248
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	119,738,136	—	119,738,136
Government Agency Securities	—	1,519,468	—	1,519,468
U.S. Treasury Obligations	—	50,811,414	—	50,811,414
Short-term Investments	396,703	—	—	396,703
Money Market Fund					—	—	—	—
Short-term Investments	245,071	36,168,148	—	36,413,219

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

For each Fund, there were no significant transfers of securities between Level 1 and Level 2 as of March 31, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) on the instrument. For more information, see Note 4 Derivative Instruments.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the period ended March 31, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012, or for the period ended March 31, 2013.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of March 31, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$37,712,026	$9,335,955	$(869,804)	$8,466,151
Small/Mid Cap Equity Fund	42,201,655	9,813,300	(705,721)	9,107,579
International Equity Fund	36,469,991	7,085,610	(1,603,072)	5,482,538
Large Cap Index Fund	456,775,079	171,107,721	(97,687,438)	73,420,283
Small Cap Index Fund	218,467,677	80,939,401	(36,766,668)	44,172,733
International Index Fund	256,228,279	86,243,793	(65,201,472)	21,042,321
Balanced Fund	71,692,358	13,591,890	—	13,591,890
Bond Fund	158,011,333	14,504,328	(49,940)	14,454,388
Money Market Fund	36,413,219	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 24, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     May 24, 2013